UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
      (Address of principal executive offices)              (Zip code)

       Michael S. Spangler, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31/03
                        --------------------

Date of reporting period:  12/31/03
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Annual Report

                      This page intentionally left blank.

  2
---

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Investors:

Enclosed is the Touchstone Variable Series Trust Annual Report for the twelve months ended December 31, 2003. The past year produced a vigorous rally in the stock market supported by an accelerated economy, contributing to heightened investor confidence.

Registering strong gains over the last 12 months, the stock market is showing some ability to sustain positive growth after three consecutive years of decline. The S&P 500 Index finished the year with a notable 28.69% annual return. The market favored small-cap stocks over large-cap stocks as investors became more comfortable with riskier securities, such as technology stocks.

The GDP (Gross Domestic Product) increased an annual rate of an impressive 8.2% in the third quarter, climbing from an anemic 1.4% growth rate in the first quarter, which was the best performance since 1983. Diminishing war uncertainty and a unique combination of monetary and fiscal stimulus, with interest rate reductions and tax cuts, influenced this economic recovery. In December, The Institute for Supply Management (ISM) reported its highest levels for manufacturing activity in 20 years, the unemployment rate started to decline and consumer confidence was improving. These are all key indicators that the economy is gaining momentum.

This year's bond market rewarded investors who took on added credit risk. Higher-risk bonds, including junk bonds and emerging-market debt advanced, while U.S. Treasury securities produced only small gains. Holding steady at 1%, the Federal Funds Rate is now at its lowest level in 45 years. Despite a decrease in money market rates, investors continued to use money market funds for the stability and liquidity that they provide.

This tide of prosperity has helped position the economy and financial markets favorably in the year ahead. We feel that by focusing on a long-term composition of your portfolio and remaining diversified among various asset classes, you may better achieve your financial objectives.

Touchstone is guided by a group of sub-advisors who are experts in their respective investing disciplines. By researching and monitoring financial market trends, we seek to identify the best possible investment solutions.

Thank you for the opportunity to assist you in meeting your financial objectives. We appreciate the trust and confidence you have placed with us. We look forward to enhancing our relationship and serving your investment needs in the future.

Best Regards,


/s/ Patrick Bannigan

Patrick Bannigan
President
Touchstone Variable Series Trust

Touchstone Variable Series Trust Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member NASD and SIPC.

A Member of Western & Southern Financial Group(R)

                                                     ---------------------------
                                                     TOUCHSTONE BALANCED FUND  3
                                                     ---------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Balanced Fund

CURRENT STRATEGY

The Fund's total return was 21.57% for the twelve months ended December 31, 2003. The total return for the S&P 500 Index (60% weight) and the Lehman Brothers Aggregate Bond Index (40% weight) was 18.64% for the same period.

The Fund outperformed its benchmark in a rising stock market. The Fund invests in stocks priced below our estimate of intrinsic value for appreciation and bonds for income.

Stocks rose sharply in 2003 on continued economic gains and better than expected corporate earnings. We are overweight Industrial and Consumer Discretionary stocks versus their representation in the S&P 500 Index because of their values and because of our view that these sectors will benefit from continued economic growth. Despite our overweight in these sectors, we also enjoyed the results of good stock selection in 2003.

By contrast, we are underweight Technology stocks because of our concerns regarding high valuations and share price volatility. Although our Technology stocks outperformed the Technology sector of the Index, we did not participate fully in the sector's sharp gains because of our limited holdings. Our Financial stocks detracted from relative performance. None of the Financial stocks owned by the Fund affected performance negatively.

We primarily own shorter-term fixed income securities at this time to minimize our exposure to a potential rise in interest rates.

Looking to 2004, we believe it is unlikely the stock market will match the exceptional gains of 2003. Nonetheless, we believe the economy is characterized by strong, healthy and balanced growth and that stocks are fairly valued against low inflation and historically low interest rates. For these reasons, we believe stocks have room to continue to advance in 2004. Through careful research, we seek stocks trading at the largest discounts to intrinsic value, as we pursue our dual goals of controlling risk and providing excellent long-term investment performance.

---------------------------
4  TOUCHSTONE BALANCED FUND
---------------------------

-------------------------------
  Average Annual Total Return
-------------------------------
One Year  Five Years    Since
 Ended      Ended     Inception
12/31/03   12/31/03   11/21/94
 21.57%     6.99%      11.03%
-------------------------------
   Cumulative Total Return
-------------------------------
      Since Inception
          11/21/94
          159.37%
-------------------------------

                                  [LINE GRAPH}

                         GROWTH OF A $10,000 INVESTMENT

                                                                       Blend
                                                                    60% S&P 500
                                                  Lehman Brothers   40% Lehman
                  Touchstone         S&P 500         Aggregate        Brothers
                   Balanced          (Major            Bond          Aggregate
                     Fund             Index)          Index        (Minor Index)
                  ----------         -------      ---------------  ------------
                     10000            10000            10000            10000
12/94 .............. 10170            10148            10069            10116
                     10780            11136            10576            10912
                     11842            12200            11221            11803
                     12576            13170            11441            12458
12/95 .............. 12668            13963            11928            13120
                     13109            14711            11717            13449
                     13276            15372            11784            13842
                     13737            15847            12002            14201
12/96 .............. 14793            17168            12362            15083
                     14701            17628            12292            15291
                     16183            20706            12743            17118
                     17206            22257            13167            18114
12/97 .............. 17546            22896            13555            18640
                     18750            26090            13765            20316
                     18851            26951            14087            20908
                     17127            24269            14683            20014
12/98 .............. 18500            29436            14733            22597
                     18646            30908            14658            23229
                     19799            33087            14529            24130
                     18924            31019            14628            23291
12/99 .............. 20279            35635            14610            25359
                     20603            36451            14933            25932
                     20882            35481            15191            25697
                     21602            35137            15650            25858
12/00 .............. 22858            32386            16309            25079
                     22440            28545            16803            23598
                     23098            30215            16897            24479
                     22119            25779            17678            22775
12/01 .............. 23469            28535            17685            24240
                     23553            28613            17701            24289
                     21939            24779            18354            22694
                     19922            20497            19195            20757
12/02 .............. 21335            22227            19496            21938
                     20992            21527            19767            21646
                     23190            24841            20261            23862
                     23740            25498            20231            24226
12/03 .............. 25936            28603            20296            26027

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                     ---------------------------
                                                     TOUCHSTONE BALANCED FUND  5
                                                     ---------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

 Shares                                                                 Value

COMMON STOCKS - 68.8%
 ADVERTISING - 4.1%
    12,400  Lamar Advertising Co.*                                  $    462,768
     3,100  Omnicom Group, Inc.                                          270,723
     7,600  WPP Group plc, ADR                                           373,540
--------------------------------------------------------------------------------
                                                                       1,107,031
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE - 2.9%
     7,600  Alliant Techsystems, Inc.*                                   438,976
    11,400  Rockwell Collins, Inc.                                       342,342
--------------------------------------------------------------------------------
                                                                         781,318
--------------------------------------------------------------------------------
 AUTOMOTIVE - 0.9%
     5,000  Navistar International Corp.*                                239,450
--------------------------------------------------------------------------------
 BANKING - 4.8%
     8,000  Bank of New York Co., Inc.                                   264,960
     2,300  M&T Bank Corp.                                               226,090
     6,000  SouthTrust Corp.                                             196,380
     8,200  Trustmark Corp.                                              240,014
     6,700  Wells Fargo & Co.                                            394,562
--------------------------------------------------------------------------------
                                                                       1,322,006
--------------------------------------------------------------------------------
 BUSINESS SERVICES - 0.9%
     7,100  Certegy, Inc.*                                               232,880
--------------------------------------------------------------------------------
 COMERCIAL SERVICES - 2.3%
    23,000  Aramark Corp., Class B                                       630,660
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS - 1.1%
     2,900  Procter & Gamble Co.                                         289,652
--------------------------------------------------------------------------------
 DIVERSIFIED MANUFACTURING - 1.8%
     5,500  E.I. du Pont de Nemours & Co.                                252,395
     4,000  Textron, Inc.                                                228,240
--------------------------------------------------------------------------------
                                                                         480,635
--------------------------------------------------------------------------------
 DRUGS & MEDICAL PRODUCTS - 4.3%
    10,900  Millipore Corp.*                                             469,245
     8,500  Pfizer, Inc.                                                 300,305
     7,700  Priority Healthcare Corp.*                                   185,647
     5,500  Sanofi-Synthelabo SA                                         207,625
--------------------------------------------------------------------------------
                                                                       1,162,822
--------------------------------------------------------------------------------
 ELECTRONICS - 1.3%
     4,000  Diebold, Inc.                                                215,480
     2,300  Parker-Hannifin Corp.                                        136,850
--------------------------------------------------------------------------------
                                                                         352,330
--------------------------------------------------------------------------------
 ENERGY - 2.0%
     6,500  Duke Energy Corp.                                            132,925
     6,100  Exelon Corp.                                                 404,796
--------------------------------------------------------------------------------
                                                                         537,721
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 8.5%
    13,466  Citigroup, Inc.                                              653,639
     3,900  Fannie Mae                                                   292,734
     6,000  FleetBoston Financial Corp.                                  261,900
     7,400  Freddie Mac                                                  431,568
     6,000  Morgan Stanley Dean Witter & Co.                             347,220
    10,100  Nationwide Financial
            Services, Inc. - Class A                                     333,906
--------------------------------------------------------------------------------
                                                                       2,320,967
--------------------------------------------------------------------------------
 FOOD SERVICES - 1.0%
     7,500  Yum! Brands, Inc.*                                           258,000
--------------------------------------------------------------------------------
 HEALTH & HOSPITALS - 2.5%
    11,500  Inveresk Research Group, Inc.*                               284,395
    10,600  Laboratory Corp. of America
            Holdings*                                                    391,670
--------------------------------------------------------------------------------
                                                                         676,065
--------------------------------------------------------------------------------
 HEALTH CARE - 0.8%
     2,300  Wellpoint Health Networks*                                   223,077
--------------------------------------------------------------------------------
 INDUSTRIAL MATERIALS - 0.7%
     5,400  The Sherwin-Williams Company                                 187,596
--------------------------------------------------------------------------------
 INSURANCE - 2.3%
     5,900  Platinum Underwriters Holdings, Ltd.                         177,000
    11,100  Scottish Re Group Limited*                                   230,658
     2,800  XL Capital Ltd., Class A                                     217,140
--------------------------------------------------------------------------------
                                                                         624,798
--------------------------------------------------------------------------------
 MACHINERY/ENGINEERING - 1.7%
     3,000  AMETEK, Inc.                                                 144,780
     6,900  National-Oilwell, Inc.*                                      154,284
     3,700  Varian, Inc.*                                                154,401
--------------------------------------------------------------------------------
                                                                         453,465
--------------------------------------------------------------------------------
 MANUFACTURING - 4.1%
     9,400  Actuant Corp., Class A*                                      340,280
     2,500  Eaton Corp.                                                  269,950
    10,500  General Electric                                             325,290
     3,300  Roper Industries, Inc.                                       162,558
--------------------------------------------------------------------------------
                                                                       1,098,078
--------------------------------------------------------------------------------
 MARKETING - 0.9%
    11,000  Harte-Hanks, Inc.                                            239,250
--------------------------------------------------------------------------------
 MEASURING INSTRUMENTS - 1.4%
     8,800  Mettler-Toledo International, Inc.*                          371,448
--------------------------------------------------------------------------------
 MEDICAL RESEARCH - 0.9%
     7,400  Charles River Laboratories
            International, Inc.*                                         254,042
--------------------------------------------------------------------------------
 MULTIMEDIA - 3.4%
     5,427  Clear Channel Communications, Inc.                           254,146
    18,933  Hughes Electronics Corp.*                                    313,342
     2,117  News Corporation Limited, ADR                                 64,039
    12,000  Walt Disney Company                                          279,960
--------------------------------------------------------------------------------
                                                                         911,487
--------------------------------------------------------------------------------
 OIL & GAS - 4.8%
     5,500  Anadarko Petroleum Corp.                                     280,555
     9,600  BP plc, ADR                                                  473,760
     5,300  ConocoPhillips                                               347,521
     4,500  Nabors Industries, Ltd.*                                     186,750
--------------------------------------------------------------------------------
                                                                       1,288,586
--------------------------------------------------------------------------------
 PAPER MILLS - 1.8%
    11,000  International Paper Company                                  474,210
--------------------------------------------------------------------------------
 RETAILERS - 3.4%
  13,700    Dollar General Corp.                                         287,563
  12,000    Office Depot, Inc.*                                          200,520
   8,400    Ross Stores, Inc.                                            222,012
   5,100    Target Corp.                                                 195,840
--------------------------------------------------------------------------------
                                                                         905,935
--------------------------------------------------------------------------------
 TRANSPORTATION - 2.3%
     5,800  Canadian National Railway Co.                                367,024
    13,000  Pacer International, Inc.*                                   262,860
--------------------------------------------------------------------------------
                                                                         629,884
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

---------------------------
6  TOUCHSTONE BALANCED FUND
---------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

  Shares                                                                Value

COMMON STOCKS - 68.8% - Continued
 TRUCKING - 1.1%
     5,900  Oshkosh Truck Corp.                                     $    301,077
--------------------------------------------------------------------------------
 UTILITIES - 0.8%
     5,300  Cinergy Corp.                                                205,693
--------------------------------------------------------------------------------
 TOTAL COMMON STOCKS                                                $18,560,163
--------------------------------------------------------------------------------

Principal                                     Interest    Maturity
 Amount                                         Rate        Date         Value

ASSET-BACKED SECURITIES - 0.0%
 HOUSING - 0.0%
$    6,391  Access Financial
            Manufacture
            Housing Contract
            Trust                                7.10%     5/15/21  $      6,581
--------------------------------------------------------------------------------
CORPORATE BONDS - 15.9%
 AUTOMOTIVE - 2.0%
   500,000  General Motors                       7.20%     1/15/11       549,743
--------------------------------------------------------------------------------
 BANKING - 1.1%
   250,000  BB&T Corp.                           7.25%     6/15/07       285,338
       473  Nykredit                             6.00%     10/1/26            84
--------------------------------------------------------------------------------
                                                                         285,422
--------------------------------------------------------------------------------
 BEVERAGES - 0.7%
   160,000  Coca-Cola                            8.95%     11/1/06       182,800
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 6.8%
   350,000  Ford Motor Credit                    7.38%      2/1/11       381,479
   500,000  General Electric
            Capital Corp.                        6.75%     3/15/32       553,561
   250,000  Household Finance
            Corp.                                7.88%      3/1/07       285,694
   575,000  Morgan Stanley
            Dean Witter & Co.                    7.75%     6/15/05       624,108
--------------------------------------------------------------------------------
                                                                       1,844,842
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING - 1.0%
   250,000  AOL Time Warner                      5.63%      5/1/05       261,698
--------------------------------------------------------------------------------
 OIL & GAS - 2.2%
   500,000  Pemex Project
            Funding Master
            Trust                                9.13%    10/13/10       593,750
--------------------------------------------------------------------------------
 TECHNOLOGY - 1.0%
   250,000  IBM Corp.                            4.88%     10/1/06       265,661
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS - 1.1%
   250,000  Verizon Global                       7.75%     6/15/32       293,856
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $  4,277,772
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 0.0%
 FINANCIAL SERVICES - 0.0%
     5,857  Merrill Lynch
            Mortgage Investors                   7.12%    12/26/25  $      5,983
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.1%
 TRANSPORTATION - 0.1%
$   30,000  Oklahoma City
            Airport                              9.40%     11/1/10  $     32,507
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 0.9%
 GREAT BRITAIN - 0.9%
GBP105,000  United Kingdom
            Treasury                             8.00%     12/7/15  $    242,434
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.7%
   500,000  Federal Home
            Loan Mortgage
            Corporation                          6.25%      3/5/12       536,593
   182,690  Federal National
            Mortgage
            Association                          6.00%      1/1/14       192,064
   152,721  Federal National
            Mortgage
            Association                          6.00%      3/1/31       157,933
   210,490  Federal National
            Mortgage
            Association                          6.00%      2/1/33       217,680
    96,896  Federal National
            Mortgage
            Association                          6.50%     12/1/12       102,812
    44,102  Federal National
            Mortgage
            Association                          8.00%      1/2/30        47,731
   314,949  Government
            National Mortgage
            Association                          6.00%    12/15/32       327,660
   169,203  Government
            National Mortgage
            Association                          7.00%     1/15/32       180,317
    53,224  Government
            National Mortgage
            Association                          7.50%      9/1/30        57,125
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                  $  1,819,915
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.3%
   200,000  U.S. Treasury Bond                   5.50%     8/15/28       208,320
 1,200,000  U.S. Treasury Note                   3.63%     3/31/04     1,207,781
    25,000  U.S. Treasury Note                   4.75%    11/15/08        26,764
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $  1,442,865
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.7%
(COST $22,679,172)                                                  $ 26,388,220
--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%                             627,090
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $ 27,015,310
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                              ----------------------------------
                                              TOUCHSTONE BARON SMALL CAP FUND  7
                                              ----------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Baron Small Cap Fund

CURRENT STRATEGY

The Fund's total return was 33.43% for the twelve months ended December 31, 2003. The total return for the Russell 2000 Index was 47.25% for the same period. Due to a change in the fiscal year period from June 30 to December 31, we're reporting the Fund's total return for the six months ended December 31, 2003 at 16.53%. The total return for the Russell 2000 Index was 24.92% for the same period.

Most of the Fund's underperformance can be attributed to lack of exposure to the Technology and Biotechnology sectors, which powered the Russell 2000 Index's performance. These are areas where the Fund has never had any direct investments of any significance and as these stocks rebounded from very depressed levels, the Fund's relative performance suffered.

Sectors that had the most positive contribution over the one-year period include Recreation and Resorts, Education, Hotels and Lodging and Retail. There were no sectors or stocks that had a significantly negative impact on performance during 2003.

While the market was up significantly in 2003, it began the year with a great deal of uncertainty as war with Iraq loomed. But since the conflict was resolved quickly, investors began to focus again on the market fundamentals and the favorable conditions that existed in the U.S. equity markets. Interest rates were at their lowest levels in more than four decades, corporate earnings improved, unemployment decreased and inflation remained low.

We believe our holdings will continue to grow at healthy and sustainable rates and we expect that the share prices of these holdings will continue to reflect their attractive prospects. The Fund invests in, what we believe are, forward-looking, well-managed, fast-growing businesses for the long-term. We remain optimistic about the long-term prospects of these businesses and therefore remain optimistic regarding the performance of their stocks.

----------------------------------
8  TOUCHSTONE BARON SMALL CAP FUND
----------------------------------

-------------------------------
  Average Annual Total Return
-------------------------------
One Year  Five Years   Since
 Ended      Ended     Inception
12/31/03   12/31/03   12/14/92
 33.43%     3.82%       7.93%
-------------------------------
    Cumulative Total Return
-------------------------------
       Since Inception
          12/14/92
           132.37%
-------------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                 Touchstone
                                                    Baron           Russell 2000
                                               Small Cap Fund      (Major Index)
                                               --------------      -------------
12/92..........................................     10000               10000
6/93...........................................     10654               10110
6/94...........................................     11124               10763
6/95...........................................     13355               11881
6/96...........................................     16547               14102
6/97...........................................     19249               16975
6/98...........................................     22427               20989
6/99...........................................     22764               19051
6/00...........................................     26024               18380
6/01...........................................     26175               20745
6/02...........................................     23924               20150
6/03...........................................     23531               19941
12/03..........................................     29395               23237

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                              ----------------------------------
                                              TOUCHSTONE BARON SMALL CAP FUND  9
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

 Shares                                                                 Value

COMMON STOCKS - 98.3%
 ADVERTISING SERVICES - 1.9%
   6,000  Getty Images, Inc.*                                       $    300,780
--------------------------------------------------------------------------------
 BUSINESS SERVICES - 5.4%
    12,000  Choicepoint Inc.*                                            457,080
     3,000  Fair Isaac Corp.                                             147,480
     8,000  Hewitt Associates, Inc.*                                     239,200
     1,500  Lecg Corp.*                                                   34,335
--------------------------------------------------------------------------------
                                                                         878,095
--------------------------------------------------------------------------------
 CHEMICALS - 1.3%
    10,000  Symyx Technologies, Inc.*                                    205,500
--------------------------------------------------------------------------------
 COMMUNICATION SERVICES - 1.4%
    13,500  American Tower Corp. - Class A*                              146,070
    22,500  Sba Communications Corp.*                                     85,050
--------------------------------------------------------------------------------
                                                                         231,120
--------------------------------------------------------------------------------
 CONSUMER SERVICES - 0.8%
     3,400  Weight Watchers International, Inc.*                         130,458
--------------------------------------------------------------------------------
 EDUCATION - 8.7%
     5,500  Apollo Group, Inc.*                                          374,000
     3,000  Devry, Inc.*                                                  75,390
     7,600  Education Management Corp.*                                  235,904
     1,500  Strayer Education, Inc.                                      163,245
     8,000  University Of Phoenix Online*                                551,440
--------------------------------------------------------------------------------
                                                                       1,399,979
--------------------------------------------------------------------------------
 ENERGY SERVICES - 6.0%
        59  Cross Timbers Royalty Trust                                    1,683
     3,500  Encore Acquisition Company*                                   86,275
     9,500  Fmc Technologies, Inc.*                                      221,350
     7,000  Premcor, Inc.*                                               182,000
     6,000  Seacor Smit, Inc.*                                           252,180
     8,000  Xto Energy, Inc.                                             226,400
--------------------------------------------------------------------------------
                                                                         969,888
--------------------------------------------------------------------------------
 FINANCIAL - 6.3%
    12,000  Arch Capital Group Ltd.*                                     478,320
     6,000  Checkfree Corp.*                                             165,900
    10,000  Jefferies Group, Inc.                                        330,200
     1,550  National Financial Partners Corp.                             42,703
--------------------------------------------------------------------------------
                                                                       1,017,123
--------------------------------------------------------------------------------
 GOVERNMENT SERVICES - 1.6%
     7,000  Anteon International Corp.*                                  252,350
--------------------------------------------------------------------------------
 HEALTHCARE FACILITIES - 5.2%
    12,500  Manor Care, Inc.                                             432,125
    12,000  United Surgical Partners
            International, Inc.*                                         401,760
--------------------------------------------------------------------------------
                                                                         833,885
--------------------------------------------------------------------------------
 HEALTHCARE SERVICES - 11.4%
    13,000  Amerigroup Corp.*                                            554,449
     9,500  Centene Corp.*                                               266,095
     7,000  Charles River Laboratiories
            International, Inc.*                                         240,310
     5,000  Cti Molecular Imaging, Inc.*                                  84,550
     5,000  Edwards Lifesciences Corp.*                                  150,400
     4,500  Immucor, Inc.*                                                91,755
     2,250  Inamed Corp.*                                                108,135
     6,000  Odyssey Healthcare, Inc.*                                    175,560
     8,000  Viasys Healthcare Inc.*                                      164,800
--------------------------------------------------------------------------------
                                                                       1,836,054
--------------------------------------------------------------------------------
 HOME BUILDING - 0.6%
     1,200  Hovnanian Enterprises,
            Inc. - Class A*                                              104,472
--------------------------------------------------------------------------------
 HOTELS & Lodging - 5.4%
    10,000  Choice Hotels International, Inc.                            352,500
    16,000  Extended Stay America, Inc.                                  231,680
     5,500  Four Seasons Hotels Inc.                                     281,325
--------------------------------------------------------------------------------
                                                                         865,505
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS - 0.9%
     6,000  Digital Theater Systems, Inc.*                               148,140
--------------------------------------------------------------------------------
 MEDIA - 8.1%
     4,000  Cox Radio, Inc. - Class A*                                   100,920
     8,000  Cumulus Media Inc.*                                          176,000
     9,000  Gray Television, Inc.                                        136,080
    15,000  Lin Tv Corp. - Class A*                                      387,150
    10,000  Radio One, Inc. - Class D*                                   193,000
     5,000  Radio One, Inc.*                                              97,750
    12,000  Saga Communications, Inc. - Class A*                         222,360
--------------------------------------------------------------------------------
                                                                       1,313,260
--------------------------------------------------------------------------------
 REAL ESTATE - 1.8%
     1,500  Alexander's, Inc.*                                           186,990
     2,000  Lnr Property Corp.                                            99,020
--------------------------------------------------------------------------------
                                                                         286,010
--------------------------------------------------------------------------------
 RECREATION & RESORTS - 10.4%
    15,000  Kerzner International Ltd.*                                  584,400
    12,000  Station Casinos, Inc.                                        367,560
    10,000  Vail Resorts, Inc.*                                          170,000
    20,000  Wynn Resorts, Ltd.*                                          560,200
--------------------------------------------------------------------------------
                                                                       1,682,160
--------------------------------------------------------------------------------
 RESTAURANTS - 5.6%
    10,000  Krispy Kreme Doughnuts, Inc.*                                366,000
     3,500  Panera Bread Company*                                        138,355
     9,000  The Cheesecake Factory Inc.*                                 396,270
--------------------------------------------------------------------------------
                                                                         900,625
--------------------------------------------------------------------------------
 RETAIL STORES - 9.7%
    12,000  99 Cents Only Stores*                                        326,760
     4,000  Carter's, Inc.*                                              101,800
     8,000  Chico's Fas, Inc.*                                           295,600
     6,000  Dollar Tree Stores, Inc.*                                    180,360
     6,000  Ethan Allen Interiors Inc.                                   251,280
     6,000  Petco Animal Supplies, Inc.*                                 182,700
     8,000  Polo Ralph Lauren Corp.                                      230,400
--------------------------------------------------------------------------------
                                                                       1,568,900
--------------------------------------------------------------------------------
 SECURITY & COMMODITY EXCHANGES - 1.6%
     3,500  Chicago Mercantile Exchange                                  253,260
--------------------------------------------------------------------------------
 SOFTWARE - 1.0%
     4,200  Kronos Inc.*                                                 166,362
--------------------------------------------------------------------------------
 TECHNOLOGY - 0.3%
       133  Microstrategy  Inc. - Class A*                                 6,980
     1,500  Reynolds & Reynolds Company
            (The) - Class A                                               43,575
--------------------------------------------------------------------------------
                                                                          50,555
--------------------------------------------------------------------------------
 TRANSPORTATION - 1.2%
     7,500  Jetblue  Airways  Corp.*                                     198,900
--------------------------------------------------------------------------------
 UTILITY SERVICES - 1.0%
     8,500  Southern Union Company*                                      156,400
--------------------------------------------------------------------------------

-----------------------------------
10  TOUCHSTONE BARON SMALL CAP FUND
-----------------------------------

 Shares                                                                 Value

 COMMON STOCKS - 98.3% - Continued
  WHOLESALE TRADE - NON-DURABLE GOOD - 0.7%
   4,000   Libbey, Inc.                                              $   113,920
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  $15,863,701
--------------------------------------------------------------------------------
WARRANTS - 0.0%
      88  MICROSTRATEGY INC.*                                                 22
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.3%
(COST $11,439,933)                                                   $15,863,723
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%                             269,544
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $16,133,267
--------------------------------------------------------------------------------

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

                                                   -----------------------------
                                                   TOUCHSTONE CORE BOND FUND  11
                                                   -----------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Core Bond Fund

CURRENT STRATEGY

The Fund's total return was 3.49% for the twelve months ended December 31, 2003. The total return for the Lehman Brothers Aggregate Bond Index was 4.10% for the same period.

The first half of the year registered record low interest rates. As the year progressed, interest rates increased. This was characterized by an upward trend in economic growth without acceleration in inflation. The increasing interest rates adversely affected U.S. Treasury bonds, which finished the year as the worst performer in the bond market. The Fund held fewer U.S. Treasury bonds than its benchmark, which had a positive effect on performance.

Recent economic indicators show the economy is continuing on the path to sustainable recovery. Third quarter GDP grew at 8.2%; projected GDP growth for the fourth quarter of 2003 and the full-year of 2004 is 4-5%. Employment increases, however, have been slower to rebound than the economy. The change in U.S. payrolls has turned positive, but still below what many consider to be the pace necessary to reduce the unemployment rate further from the current 5.9%. Inflation remains near historic lows, with the Consumer Price Index recently reported at a 1.1% annual rate. Given this environment, the Fed has stated its intention to be more patient in raising interest rates than in past recoveries. We believe the Fed will begin to raise interest rates in the second half of 2004, and are positioning the Fund to have less interest rate risk than that of the benchmark.

Corporate bonds had the highest return in the bond market (led by low-quality bonds) capping a year in which BBB-rated bonds outperformed A-rated bonds by 5.0%. Although the Fund was overweight corporate bonds in the fourth quarter, an emphasis on higher quality bonds held back performance versus the market. With an improving economy, there will continue to be support for corporate bond risk premiums. Therefore, the Fund will remain overweight corporates in the first quarter of 2004.

Mortgage-backed securities (MBS), reversing their performance from 2002, lagged U.S. Treasury bonds slightly in 2003. The Fund held a position in MBS near that of the Index. Because the additional yield offered by these securities remains somewhat attractive versus low U.S. Treasury yields. However, as the risk premium offered by these securities is near historically tight levels, this neutral stance on MBS will continue in 2004.

In reviewing the last several years, a pattern has emerged. In 2002, the greatest returns resulted from holding quality (U.S. Treasury bonds) and benefiting from the price appreciation as interest rates dropped. In 2003, risk was rewarded as the risk premiums on corporate bonds narrowed, especially for 4low-quality bonds. This price appreciation generated most of the bond market return for 2003. Looking to 2004, it appears that the potential for price appreciation is limited as interest rates remain at historical lows and credit risk premiums are narrow. The remaining source of return is income, and that will be the our focus for 2004. Therefore, the Fund begins the year underweight U.S. Treasury bonds and interest rate risk, and overweight corporate bonds that generate more yield.

-----------------------------
12  TOUCHSTONE CORE BOND FUND
-----------------------------

Average Annual Total Return
---------------------------
   One Year       Since
    Ended       Inception
   12/31/03      01/01/99
    3.49%         5.37%
---------------------------
  Cumulative Total Return
---------------------------
     Since Inception
        01/01/99
         29.87%
---------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                                      Lehman
                                                                      Brothers
                                                      Touchstone     Aggregate
                                                       Core Bond    Bond Index
                                                         Fund      (Major Index)
                                                      ----------    -----------
1/99 ................................................... 10000        10000
                                                          9941         9949
                                                          9852         9861
                                                          9911         9929
12/99 ..................................................  9872         9917
                                                         10010        10136
                                                         10178        10311
                                                         10396        10622
12/00 .................................................. 10780        11070
                                                         11054        11405
                                                         11117        11469
                                                         11622        11999
12/01 .................................................. 11626        12004
                                                         11626        12014
                                                         11962        12458
                                                         12343        13028
12/02 .................................................. 12548        13233
                                                         12720        13417
                                                         12965        13752
                                                         12929        13732
12/03 .................................................. 12987        13776

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

                                                   -----------------------------
                                                   TOUCHSTONE CORE BOND FUND  13
                                                   -----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

 Principal                                   Interest     Maturity
  Amount                                       Rate         Date        Value

ASSET-BACKED SECURITIES - 2.2%
 FINANCIAL SERVICES - 2.2%
$  401,229  Chase Funding
            Mortgage Loan                      7.33%      11/25/11  $    430,749
   484,602  Home Equity
            Mortgage Trust                     4.30%       4/25/33       491,578
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                       $    922,327
--------------------------------------------------------------------------------
CORPORATE BONDS - 38.7%
 AUTOMOBILES - 1.2%
    500,000  Daimlerchrysler                   4.75%       1/15/08       511,569
--------------------------------------------------------------------------------
 BANKING - 3.5%
   375,000  Bank Of New York                   7.30%       12/1/09       439,713
   565,000  National City Bank                 6.25%       3/15/11       634,125
   380,000  US Bank NA                         5.70%      12/15/08       413,356
--------------------------------------------------------------------------------
                                                                       1,487,194
--------------------------------------------------------------------------------
 BASIC MATERIALS - 1.4%
   550,000  Alcoa                              6.00%       1/15/12       597,717
--------------------------------------------------------------------------------
 COMMUNICATIONS - 1.3%
   555,000  Cox Communications                 4.63%        6/1/13       535,075
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES - 3.5%
   440,000  NiSource Finance Corp.             3.20%       11/1/06       443,553
   500,000  Oncor Electric, 144A               7.25%       1/15/33       568,791
   500,000  Southern Power,
            144A                               4.88%       7/15/15       476,547
--------------------------------------------------------------------------------
                                                                       1,488,891
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 10.7%
   200,000  Ford Motor Credit                  6.75%       5/15/05       209,635
   250,000  Ford Motor Credit                  5.63%       10/1/08       256,648
   400,000  General Electric
            Cap Corp.                          6.75%       3/15/32       442,848
   410,000  General Motors
            Acceptance Corp.                   6.13%       8/28/07       440,384
   525,000  Goldman Sachs Group                4.75%       7/15/13       511,650
   670,000  Household Finance Corp.            5.75%       1/30/07       724,338
   485,000  Morgan Stanley
            Dean Witter                        6.60%        4/1/12       541,667
   450,000  National Rural
            Utilities                          6.50%        3/1/07       497,084
   450,000  SLM Corp.                          5.00%       10/1/13       447,134
   520,000  Washington Mutual                  2.40%       11/3/05       521,318
--------------------------------------------------------------------------------
                                                                       4,592,706
--------------------------------------------------------------------------------
 FOOD - 2.5%
   500,000  General Mills                      6.00%       2/15/12       534,684
   525,000  Safeway Inc.                       4.80%       7/16/07       544,914
--------------------------------------------------------------------------------
                                                                       1,079,598
--------------------------------------------------------------------------------
 INDUSTRIAL - 1.2%
   500,000  Tyco International,
            144A                               6.00%      11/15/13       515,000
--------------------------------------------------------------------------------
 OIL & GAS - 2.7%
   500,000  ConocoPhilips                      5.90%      10/15/32       501,327
   600,000  Pemex Project
            Funding
            Master Trust                       6.13%       8/15/08       630,000
--------------------------------------------------------------------------------
                                                                       1,131,327
--------------------------------------------------------------------------------
 OTHER - 6.1%
 2,500,000  Dow Jones TRAC-X
            High Yield Series 2,
            144A                               7.38%       3/25/09     2,606,250
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS - 4.6%
   525,000  British Telecom                    7.88%      12/15/05       578,557
   350,000  France Telecom                     8.70%        3/1/06       390,948
   450,000  GTE North                          6.40%       2/15/05       473,271
   585,000  Verizon New York                   5.13%       6/15/33       504,429
--------------------------------------------------------------------------------
                                                                       1,947,205
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 16,492,532
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES - 42.0%
   318,822  Federal Government
            Loan Mortgage
            Corporation                        5.00%       12/1/18       325,187
   739,753  Federal Government
            Loan Mortgage
            Corporation                        5.50%        5/1/33       749,068
   813,078  Federal Government
            Loan Mortgage
            Corporation                        5.50%        5/1/33       823,316
   545,018  Federal Government
            Loan Mortgage
            Corporation                        5.00%        8/1/33       538,255
   148,280  Federal Home Loan
            Mortgage
            Corporation                        7.00%        5/1/30       158,419
   769,074  Federal Home Loan
            Mortgage
            Corporation                        6.50%        8/1/32       805,616
   279,374  Federal National
            Mortgage
            Association                        5.50%       12/1/16       289,859
 1,994,577  Federal National
            Mortgage
            Association                        6.00%       11/1/17     2,094,554
 1,223,705  Federal National
            Mortgage
            Association                        5.00%       12/1/17     1,249,552
   197,243  Federal National
            Mortgage
            Association                        4.50%        1/1/18       197,305
   476,200  Federal National
            Mortgage
            Association                        4.50%        6/1/18       477,293
   701,523  Federal National
            Mortgage
            Association                        5.00%        6/1/18       716,405
   231,285  Federal National
            Mortgage
            Association                        8.00%        5/1/30       250,056
   265,618  Federal National
            Mortgage
            Association                        7.50%        1/1/31       283,854
   129,829  Federal National
            Mortgage
            Association                        6.50%        6/1/31       136,253

The accompanying notes are an integral part of the financial statements.

-----------------------------
14  TOUCHSTONE CORE BOND FUND
-----------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

 Principal                                   Interest     Maturity
   Amount                                      Rate         Date        Value

AGENCY MORTGAGE-BACKED SECURITIES - 42.0% - Continued
$  991,533  Federal National
            Mortgage
            Association                        6.50%        6/1/32  $ 1,046,996
   159,975  Federal National
            Mortgage
            Association                        6.50%        9/1/32      167,333
   582,190  Federal National
            Mortgage
            Association                        6.50%        9/1/32      608,965
   755,908  Federal National
            Mortgage
            Association                        6.50%       12/1/32      790,671
   749,286  Federal National
            Mortgage
            Association                        6.00%        3/1/33      774,845
   843,378  Federal National
            Mortgage
            Association                        5.00%        6/1/33      835,022
   884,607  Federal National
            Mortgage
            Association                        5.50%        7/1/33      896,594
 1,135,251  Federal National
            Mortgage
            Association                        5.50%        8/1/33    1,150,610
   746,012  Federal National
            Mortgage
            Association                        5.50%       10/1/33      756,105
 1,282,505  Federal National
            Mortgage
            Association                        6.00%       11/1/33    1,326,308
     1,062  Government National
            Mortgage
            Association                        7.50%        7/1/23        1,146
   119,431  Government National
            Mortgage
            Association                        4.75%       9/20/24      122,065
   257,489  Government National
            Mortgage
            Association                        4.00%      10/17/29      257,807
    39,849  Government National
            Mortgage
            Association                        8.00%       7/15/30       43,348
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED
SECURITIES                                                          $17,872,807
--------------------------------------------------------------------------------
MORTGAGE RELATED - 1.4%
    585,000  Banc Of America
             Commercial
             Mortgage                          4.65%       9/11/36      581,622
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1%
$  862,000  Federal Home Loan
            Bank Discount Note                 0.00%        1/2/04  $   862,001
   790,000  Federal Home Loan
            Mortgage
            Corporation                        2.13%      11/15/05      793,482
 1,090,000  Federal Home Loan
            Mortgage
            Corporation                        5.13%       11/7/13    1,085,790
   595,000  Federal National
            Mortgage
            Association                        2.38%       3/17/06      593,961
   580,000  Federal National
            Mortgage
            Association                        2.75%       8/11/06      580,300
   560,000  Federal National
            Mortgage
            Association                        5.00%       1/15/07      597,775
   445,000  Federal National
            Mortgage
            Associationn                       4.00%        9/2/08      450,654
   650,000  Federal National
            Mortgage
            Association                        3.75%       9/15/08      649,578
   470,000  Federal National
            Mortgage
            Association                        6.25%        2/1/11      519,563
   270,000  Federal National
            Mortgage
            Association                        6.13%       3/15/12      300,719
--------------------------------------------------------------------------------
Total U.S. Government
Agency Obligations                                                  $ 6,433,823
--------------------------------------------------------------------------------


  Shares                                                               Value

MONEY MARKETS - 4.7%
 2,019,000  Merrill Lynch Premier
            Money Market - Institutional                            $ 2,019,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 104.1%
(COST $43,831,899)                                                  $44,322,111
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)                       (1,741,728)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $42,580,383
--------------------------------------------------------------------------------

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities were valued at $4,166,588 or 9.79% of net assets.


The accompanying notes are an integral part of the financial statements.

                                  ----------------------------------------------
                                  TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND  15
                                  ----------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIs (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Eagle Capital Appreciation Fund

CURRENT STRATEGY

The Fund's total return was 32.24% for the twelve months ended December 31, 2003. The total return for S&P 500 Index was 28.69% for the same period. Due to a change in the fiscal year period from June 30 to December 31, we're reporting the Fund's total return for the six months ended December 31, 2003 at 16.70%. The total return for Russell 1000 Growth Index was 14.75% for the same period.

Major stock indices bolted out of the gate the first week of October and hardly looked back in grinding out solid double-digit gains during the "homestretch" fourth quarter - gains that propelled price increases to 25% or more for the full year. Such strong performance provided much-needed relief to investors who endured losses and a steady diet of depressing news during the previous three years.

Following modest third quarter advances, stocks responded to two economic reports in early October that helped solidify confidence in a recovering economy: (1) the Institute for Supply Management (ISM) survey showed improvement in manufacturing orders, and (2) a better-than-expected employment report showed the first increase in non-farm payrolls since January. Then, in late October, came a surprising blowout advance third quarter real GDP report, up at an annualized rate of 7.2% from the second quarter (later revised to 8.2% - a 20-year high), which confirmed cumulative evidence of strength. This was in sharp contrast to the Federal Reserve's cautious optimism as it reaffirmed its belief that "accommodative policy" could be maintained "for a considerable period."

So, as 2003 came to a close, the economy was hitting on just about all cylinders, supported by strong fiscal stimulus via spending initiatives and tax cuts, monetary ease with interest rates near 45-year lows, continued consumer spending gains, improving business investment, strong profit growth, record low inventory-to-sales ratios, and a gradually improving employment picture. Consensus expectations have real GDP growing at a 4.5% rate in the first quarter of 2004, tapering off to about 3.9% in the fourth quarter with business investment as the driving force. Economic data will need to be monitored closely for assessing the sustainability of current trends, but it is fair to say that markets have already discounted an upbeat outlook with the S&P 500 Index, for example, currently selling at about 19 times expected earnings this year versus an historical average P/E near 16. The prospect of higher interest rates sometime during 2004 could limit opportunities for further P/E expansion.

We put additional cash reserves to work during the fourth quarter as buying opportunities arose.

Sector positioning, as we enter 2004, basically reflects valuation and fundamental considerations following an economic recovery year in which economically sensitive groups led the market rally. With business investment expected to lead the economy's growth this year, the Capital Goods sector appears to provide the most opportunity at reasonable prices, in contrast to the Technology and Consumer Cyclicals sectors where valuations appear stretched following last year's rebound. We are also attracted to the favorable

----------------------------------------------
16  TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
----------------------------------------------

secular growth, less cyclically sensitive attributes of Consumer Staples and Health Care. Although not necessarily a negative for company fundamentals, the likelihood of somewhat higher interest rates later this year may present a headwind for the Financial sector. The lack of secular growth appeal in Basic Materials, Utilities, and Energy has typically limited our exposure to those sectors, and, in the case of Communications Services, fundamental industry problems have skewed the risk/reward ana lysis toward "not yet, thank you very much." In any event, sector weightings will change over time as valuation opportunities present themselves with fundamental support.

--------------------------------
  Average Annual Total Return
--------------------------------
One Year   Five Years   Since
 Ended      Ended     Inception
12/31/03   12/31/03    12/08/92
 32.24%    (6.98%)      6.45%
--------------------------------
    Cumulative Total Return
--------------------------------
       Since Inception
         12/08/92
           99.75%
--------------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                      Touchstone
                                                     Eagle Capital
                                                     Appreciation     S&P 500
                                                         Fund      (Major Index)
                                                     -------------  -----------

12/92 ..................................................  10000       10000
6/93  ..................................................   9710       10471
6/94  ..................................................   9360       10616
6/95  ..................................................  12850       13384
6/96  ..................................................  14597       16864
6/97  ..................................................  19010       22716
6/98  ..................................................  24544       29568
6/99  ..................................................  33182       36297
6/00  ..................................................  39451       38929
6/01  ..................................................  24692       33155
6/02  ..................................................  17146       27191
6/03  ..................................................  17117       27259
12/03 ..................................................  19975       31387

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 8, 1992.

                                  ----------------------------------------------
                                  TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND  17
                                  ----------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

  Shares                                                               Value

COMMON STOCKS - 97.1%
 CAPITAL GOODS - 18.8%
    16,200  Emerson Electric Co.                                    $ 1,048,950
    12,800  Illinois Tool Works Inc.                                  1,074,048
    59,000  Tyco International Ltd.                                   1,563,500
    11,200  United Technologies Corp.                                 1,061,424
    54,800  Waste Management Inc.                                     1,622,080
--------------------------------------------------------------------------------
                                                                      6,370,002
--------------------------------------------------------------------------------
 CONSUMER CYCLICALS - 13.9%
    23,000  Clear Channel Communications Inc.                         1,077,090
    22,700  Kohl's Corp.*                                             1,020,138
    25,000  McDonald's Corp.                                            620,750
    41,600  Newell Rubbermaid Inc.                                      947,232
    11,900  Omnicom Group Inc.                                        1,039,227
--------------------------------------------------------------------------------
                                                                      4,704,437
--------------------------------------------------------------------------------
 CONSUMER STAPLES - 13.4%
    34,000  Altria Group Inc.                                         1,850,280
    36,000  CVS Corp.                                                 1,300,320
    23,800  Kimberly-Clark Corp.                                      1,406,342
--------------------------------------------------------------------------------
                                                                      4,556,942
--------------------------------------------------------------------------------
 ENERGY - 4.2%
    35,000  Exxon Mobil Corp.                                         1,435,000
--------------------------------------------------------------------------------
 FINANCIAL - 16.5%
    20,300  American Express Co.                                        979,069
    12,600  Bank of America Corp.                                     1,013,418
    22,200  Fannie Mae                                                1,666,332
    19,600  SouthTrust Corp.                                            641,508
    27,700  Wachovia Corp.                                            1,290,543
--------------------------------------------------------------------------------
                                                                      5,590,870
--------------------------------------------------------------------------------
 HEALTH CARE - 17.7%
    47,000  Baxter International Inc.                                 1,434,440
    14,300  Eli Lilly & Co.                                           1,005,719
    19,500  Merck & Co. Inc.                                            900,900
    40,250  Pfizer Inc.                                               1,422,033
    29,000  Wyeth                                                     1,231,050
--------------------------------------------------------------------------------
                                                                      5,994,142
--------------------------------------------------------------------------------
 TECHNOLOGY - 12.6%
    12,600  Automatic Data Processing Inc.                              499,086
    32,915  Dell Inc.*                                                1,117,793
    48,000  Microsoft Corp.                                           1,321,920
    38,000  Nokia Corp. - ADR                                           646,000
    66,000  Taiwan Semiconductor
            Manufacturing Co. - ADR*                                    675,840
--------------------------------------------------------------------------------
                                                                      4,260,639
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 97.1%
(COST $30,223,447)                                                  $32,912,032
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%                            985,153
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $33,897,185
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

-----------------------------------
18  TOUCHSTONE EMERGING GROWTH FUND
-----------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Emerging Growth Fund

CURRENT STRATEGY

The Fund's total return was 47.26% for the twelve months ended December 31, 2003. The Russell 2000 Index return was 47.25% and the Russell 2500 Index return was 45.50% during the same period.

WESTFIELD CAPITAL MANAGEMENT COMPANY

Returns were broad-based as all sectors were up more than 20% during the year. There was a great deal of speculation by investors as stocks trading at under $5 gained 141% and companies without earnings gained 76% during the year. Given the valuation component of our analysis, we were pleased to have been in line with the market and added value through stock selection in all sectors but one. While small- and mid-cap stocks outperformed their larger counterparts, these gains were particularly dramatic in the momentum-driven stocks and we feel that our more reasonably priced growth stocks will benefit on a relative basis in 2004.

The largest weight was in the Health Care sector. We were slightly overweight and added value through stock selection. We were underweight Technology as this was the area where much of the most speculative buying occurred. We do not expect this trend to be sustainable and have positioned the Fund to reflect this view. Within the Industrial sector we added the most value of all the sectors through sector allocation in addition to stock selection. We were equal weight Financials and added value through stock selection. We reduced our exposure to insurance stocks and have added some niche banks as well as financial services companies. Within Energy, we are overweight the group primarily through natural gas exposure and added some value through stock selection during the year. Our residual cash position had a negative impact and mitigated the value added from stock selection.

In 2003, we witnessed the dramatic rise in the 'momentum' portion of the small-cap market. Our more reasonably priced growth stocks performed well during 2003. We are excited for the relative upside potential of our stocks going into 2004 as low interest rates should result in higher multiples for equities and this should benefit the small- to mid-cap end of the market. Finally, we find that small- to mid-cap companies are exhibiting higher growth rates and lower price-to-earnings ratios than other components of the market.

TCW INVESTMENT MANAGEMENT COMPANY

The solid performance this past quarter and year is attributable to the building of positions in 2002 and early 2003 during the bear market meltdown. We intensified our research and accumulated positions in many undervalued equities that were pummeled in the downdraft. Our value investment philosophy is a research driven, bottom-up approach that emphasizes stock selection based on a number of quantitative and qualitative metrics. When a stock price falls below what we judge to be fair value it becomes a potential candidate for our portfolio. Often, before we build a position, we interview the management of the company in order to better understand its business model. In some cases, we meet with company managements following our initial investment to complement our statistical work with qualitative judgment.

                                             -----------------------------------
                                             TOUCHSTONE EMERGING GROWTH FUND  19
                                             -----------------------------------

--------------------------------------------------------------------------------

Our holdings in cyclical and industrial technology industries benefited in 2003 from a dramatic improvement in order bookings and earnings prospects. As these stocks appreciated, we reduced our positions and redeployed the proceeds into freshly researched equities that could enhance future performance. Our investment time horizon typically extends two to three years. However, given exuberant market conditions in 2003, we were forced to take profits sooner as many of our holdings approached full valuation.

Our value-oriented investment philosophy has always taken advantage of oversold markets to build positions in undervalued companies, sometimes at the expense of near-term performance. During the first half of 2003, as the economy appeared to be improving, we positioned the Fund with an overweight in the equities of companies in Technology and Industrial Capital Goods. The combined effects of a receding economic recovery and the uncertainties of the Iraqi war, coupled with loss of confidence in corporate governance, led to the steepest market decline since the crash of 1929.

Instead of a more defensive investment posture in the face of the sharp sell off, we opted to add to existing holdings and to accumulate positions in equities that had fallen to attractive prices. We believed that prices had fallen to irrational levels as fear and emotion triggered a massive wave of selling. Our contrarian approach allowed us to dollar-cost-average on positions in which we had the most conviction.

Just as we became market makers during the downturn, by accumulating inventory of under-appreciated equities, we are now in a position to slowly sell those stocks at higher prices to eager buyers intent on climbing aboard the bull market. Given the powerful rally from the March, 2003 lows, and the tremendous appreciation in a number of our holdings, we are cutting back positions in those companies approaching our price targets and redeploying the proceeds into out-of-favor equities.

Nonetheless, there are a host of reasons for our optimism. The stock market gains for most of the broad indices since the March 11, 2003 lows are now just slightly below the average historical market recovery nine months into a new bull market following a recession. Given that productivity growth in the U.S. economy has exceeded expectations, the Federal Reserve can tolerate higher Gross Domestic Product growth without worrying about inflation. Indeed, the Federal Reserve has learned from Japan that a premature monetary tightening can send the economy into a slump. The low level of short-term interest rates provides a powerful inducement for investors to seek higher returns in equities. The U.S. economy appears to be in a self-sustaining expansion and corporate profit should continue to surprise on the upside as we enter 2004.

-----------------------------------
20  TOUCHSTONE EMERGING GROWTH FUND
-----------------------------------

---------------------------------
   Average Annual Total Return
---------------------------------
One Year   Five Years    Since
  Ended      Ended     Inception
12/31/03   12/31/03     11/21/94
 47.26%     16.21%       16.20%
---------------------------------
     Cumulative Total Return
---------------------------------
        Since Inception
            11/21/94
            292.74%
---------------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                      Touchstone
                                                       Emerging    Russell 2000
                                                      Growth Fund  (Major Index)
                                                      -----------  ------------
                                                          10000       10000
 12/94 .................................................. 10100       10268
                                                          10330       10741
                                                          10980       11738
                                                          11950       12898
 12/95 .................................................. 12077       13177
                                                          12677       13850
                                                          13266       14543
                                                          13011       14592
 12/96 .................................................. 13425       15351
                                                          13051       14557
                                                          15482       16917
                                                          17947       19435
 12/97 .................................................. 17945       18784
                                                          19634       20673
                                                          18970       19709
                                                          15288       15739
 12/98 .................................................. 18534       18306
                                                          17929       17313
                                                          21363       20005
                                                          21350       18740
 12/99 .................................................. 27198       22197
                                                          32403       23768
                                                          33690       22870
                                                          36419       23123
 12/00 .................................................. 35254       21526
                                                          30215       20124
                                                          35132       23000
                                                          28245       18218
 12/01 .................................................. 34330       22059
                                                          35144       22937
                                                          31756       21021
                                                          25643       16523
 12/02 .................................................. 26670       17541
                                                          25698       16753
                                                          31429       20677
                                                          34542       22554
 12/03 .................................................. 39274       25829

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                             -----------------------------------
                                             TOUCHSTONE EMERGING GROWTH FUND  21
                                             -----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

  Shares                                                               Value

COMMON STOCKS - 95.3%
 ADVERTISING - 0.2%
     5,550  Interpublic Group Of
            Companies, Inc. (The)                                   $    86,580
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE - 2.4%
     1,400  Alliant Techsystems*                                         80,864
    31,500  Armor Holdings*                                             828,765
--------------------------------------------------------------------------------
                                                                        909,629
--------------------------------------------------------------------------------
 AGRICULTURAL PRODUCTION - CROPS - 0.8%
    11,600  Delta and Pine Land Company                                 294,640
--------------------------------------------------------------------------------
 AIRLINES - 0.1%
     3,450  Southwest Airlines                                           55,683
--------------------------------------------------------------------------------
 APPAREL & ACCESSORIES, NEC - 1.4%
     3,005  Jones Apparel Group                                         105,866
    30,100  Oakley, Inc.                                                416,584
--------------------------------------------------------------------------------
                                                                        522,450
--------------------------------------------------------------------------------
 BANKING - 7.6%
     2,400  Banknorth Group                                              78,072
    10,700  East West Bancorp                                           574,376
    18,300  Investors Financial Services                                702,903
     2,050  North Fork Bancorporation                                    82,964
    16,700  Southwest Bancorporation of Texas                           648,795
    18,200  UCBH Holdings                                               709,253
     1,050  Zions Bancorporation                                         64,397
--------------------------------------------------------------------------------
                                                                      2,860,760
--------------------------------------------------------------------------------
 BIOTECHNOLOGY - 0.5%
     2,700  Charles River Laboratories
            International, Inc.*                                         92,691
     1,200  Quest Diagnostics Inc.                                       87,732
--------------------------------------------------------------------------------
                                                                        180,423
--------------------------------------------------------------------------------
 CHEMICALS - 0.1%
     1,150  Rohm and Haas Company                                        49,117
--------------------------------------------------------------------------------
 COAL - 1.8%
  22,200  Arch Coal                                                     691,974
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES - 10.8%
   2,700  Anixter International*                                         69,876
  18,000  Career Education*                                             721,260
   5,100  Corporate Executive Board
          Company (The)*                                                238,017
  64,200  Lionbridge Technologies, Inc.*                                616,962
  38,400  Navigant Consulting*                                          724,224
  51,890  PerkinElmer                                                   885,761
  26,200  Sylvan Learning Systems*                                      754,298
--------------------------------------------------------------------------------
                                                                      4,010,398
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING - 6.7%
     6,200  Aspen Technology, Inc.*                                      63,612
    17,400  Cray, Inc.*                                                 172,782
    24,200  Emulex Corp.*                                               645,656
    44,800  Keane*                                                      655,872
     2,000  Macromedia*                                                  35,680
     6,750  Network Associates*                                         101,520
    91,800  SkillSoft PLC,  ADR*                                        794,070
     4,300  Unisys Corp.*                                                63,855
--------------------------------------------------------------------------------
                                                                      2,533,047
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION - 1.8%
     7,750  Maxtor* $                                                    86,025
     2,300  Reynolds & Reynolds
            Company (The) - Class A                                      66,815
    96,000  ScanSoft, Inc.*                                             510,720
--------------------------------------------------------------------------------
                                                                        663,560
--------------------------------------------------------------------------------
 CONSTRUCTION - 2.1%
     5,100  Hovnanian Enterprises, Inc. - Class A*                      444,006
     7,200  Standard Pacific Corp.                                      349,560
--------------------------------------------------------------------------------
                                                                        793,566
--------------------------------------------------------------------------------
 COSMETICS & PERSONAL CARE - 0.1%
     1,200  Estee Lauder                                                 47,112
--------------------------------------------------------------------------------
 DATA PROCESSING SERVICES - 2.5%
    20,200  CheckFree Corp.*                                            558,530
    15,500  NDCHealth                                                   397,110
--------------------------------------------------------------------------------
                                                                        955,640
--------------------------------------------------------------------------------
 ELECTRONICS - 4.1%
     3,850  Arrow Electronics*                                           89,089
     5,600  Celestica*                                                   84,392
     2,050  EMCOR Group*                                                 89,995
    34,900  Exar Corp.*                                                 596,091
     6,850  LSI Logic*                                                   60,760
       850  National Semiconductor*                                      33,499
    10,100  Power Integrations*                                         337,946
     3,600  Tektronix                                                   113,760
     5,500  Vishay Intertechnology*                                     125,950
--------------------------------------------------------------------------------
                                                                      1,531,482
--------------------------------------------------------------------------------
 ENTERTAINMENT & LEISURE - 0.2%
     4,300  Metro-Goldwyn-Mayer*                                         73,487
--------------------------------------------------------------------------------
 ENVIRONMENTAL SERVICES - 2.7%
    26,800  Waste Connections*                                        1,012,236
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 1.8%
       783  Countrywide Financial                                        59,416
    10,600  Infinity Property & Casualty Corp.                          350,330
     5,100  RenaissanceRe Holdings Ltd.                                 250,155
--------------------------------------------------------------------------------
                                                                        659,901
--------------------------------------------------------------------------------
 HEALTH CARE - 1.9%
    21,000  Accredo Health, Inc.*                                       663,810
     2,400  Health Management
            Associates, Class A                                          57,600
--------------------------------------------------------------------------------
                                                                        721,410
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT - 4.4%
     2,500  Apogent Technologies*                                        57,600
    11,500  Integra LifeSciences Holdings Inc.*                         329,245
    23,600  PolyMedica Corp.                                            620,916
    15,100  Wilson Greatbatch Technologies*                             638,277
--------------------------------------------------------------------------------
                                                                      1,646,038
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS - 2.7%
     2,500  Health Net*                                                  81,750
    27,200  Manor Care                                                  940,304
--------------------------------------------------------------------------------
                                                                      1,022,054
--------------------------------------------------------------------------------
 HEAVY MACHINERY - 0.9%
     1,600  Dover                                                        63,600
     1,800  Pall                                                         48,294
     1,000  Phelps Dodge*                                                76,090
     1,400  W.W. Grainger, Inc.                                          66,346
     1,950  York International                                           71,760
--------------------------------------------------------------------------------
                                                                        326,090
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

-----------------------------------
22  TOUCHSTONE EMERGING GROWTH FUND
-----------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Shares                                                                Value

COMMON STOCKS - 95.3% - CONTINUED
 HOME FURNISHINGS - 0.3%
     3,000  Leggett & Platt                                         $    64,890
     2,200  Maytag Corp.                                                 61,270
--------------------------------------------------------------------------------
                                                                        126,160
--------------------------------------------------------------------------------
 INSURANCE - 2.3%
     8,900  Philadelphia Consolidated Holding*                          434,587
    14,300  Platinum Underwriters Holdings, Ltd.                        429,000
--------------------------------------------------------------------------------
                                                                         863,587
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING - 4.7%
    29,700  Entravision  Communications  - Class A*                     329,670
    10,000  Information  Holdings*                                      221,000
    43,600  Radio One, Inc. - Class D*                                  841,480
     4,200  Readers Digest Association  - Class A                        61,572
    21,900  Sinclair Broadcast Group, Inc. - Class A*                   326,748
--------------------------------------------------------------------------------
                                                                      1,780,470
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES - 2.6%
     1,300  Beckman Coulter, Inc.                                        66,079
     5,050  Teradyne*                                                   128,523
     2,800  Thermo Electron*                                             70,560
       707  Waters*                                                      23,444
    22,800  Wright Medical Group*                                       694,032
--------------------------------------------------------------------------------
                                                                        982,638
--------------------------------------------------------------------------------
 OIL & GAS - 5.1%
    48,300  Chesapeake Energy                                           655,914
     1,800  Cooper Cameron*                                              83,880
     1,350  Devon Energy                                                 77,301
     1,550  Ensco International                                          42,114
    18,200  Helmerich & Payne                                           508,326
     2,200  Pride International*                                         41,008
    52,100  Superior Energy Services*                                   489,740
--------------------------------------------------------------------------------
                                                                      1,898,283
--------------------------------------------------------------------------------
 OIL & GAS EXPLORING & PRODUCTION - 2.1%
     4,150  Transocean Inc.*                                             99,642
    42,300  W-H Energy Services*                                        685,260
--------------------------------------------------------------------------------
                                                                        784,902
--------------------------------------------------------------------------------
 PHARMACEUTICALS - 3.8%
    13,200  Celgene*                                                    594,264
   118,900  Elan Corp. plc*                                             819,221
--------------------------------------------------------------------------------
                                                                      1,413,485
--------------------------------------------------------------------------------
 RESTAURANTS - 0.9%
     3,800  Darden Restaurants, Inc.                                     79,952
     5,400  P.F. Chang's China Bistro*                                  274,752
--------------------------------------------------------------------------------
                                                                        354,704
--------------------------------------------------------------------------------
 RETAILERS - 9.3%
     4,950  American Eagle Outfitters*                                   81,180
    17,600  Chico's FAS*                                                650,320
    15,800  Cost Plus*                                                  647,800
    22,000  Guitar Center*                                              716,760
     4,700  J.C. Penny Company                                          123,516
     2,600  Talbots                                                      80,028
     1,200  Tech Data*                                                   47,628
    29,900  Williams-Sonoma*                                          1,039,622
     3,000  Yankee Candle Company, Inc. (The)*                           81,990
--------------------------------------------------------------------------------
                                                                      3,468,844
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS - 5.3%
    20,400  Lam Research*                                               658,920
    25,900  Semtech*                                                    588,707
    16,700  Varian Semiconductor
            Equipment Associates*                                       729,623
--------------------------------------------------------------------------------
                                                                      1,977,250
--------------------------------------------------------------------------------
 TELECOM EQUIPMENT - 1.3%
    23,900  Advanced Fibre Communication*                               481,585
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 95.3%
(COST $26,827,916)                                                  $35,779,185
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%                          1,758,155
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $37,537,340
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                       -----------------------------------------
                                       TOUCHSTONE ENHANCED DIVIDEND 30 FUND   23
                                       -----------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Enhanced Dividend 30 Fund

CURRENT STRATEGY

The Fund's total return was 31.86% for the twelve months ended December 31, 2003. The total return for The Dow Jones Industrial Average was 27.93% for the same period.

The logic for stock investing is strong. The economy is recovering from recession. Investors realize they are receiving a negative real rate of return from money market yields and are taxed at the highest rates. They have to go out three years in the Treasury market to earn more than 2%. On the other hand, dividends and long-term capital gains receive preferential treatment under the changes in the tax laws enacted in June 2003.

The rise in the market indices parallels the surprisingly strong recovery in corporate profits, which now exceed the previous peak achieved in 1997. With fiscal stimulus in place, the economy will be strengthening and employment gains will become more obvious.

There is a significant valuation opportunity in the large cap, high quality multi-national stocks. In addition, a review of the last 50 years reveals the fourth year of the presidential election cycle is usually good for investors, with gains averaging almost 9%, 14% when the incumbent is re-elected and 4% when he is not re-elected. For now, unless there is some hideous terrorist attack inside the U.S. or some significant financial failure, we expect to see another good year for the market.

We continue to believe that a portfolio diversified among 30 leading stocks will prove rewarding.

----------------------------------------
24  TOUCHSTONE ENHANCED DIVIDEND 30 FUND
----------------------------------------

---------------------------
Average Annual Total Return
---------------------------
  One Year     Since
   Ended     Inception
  12/31/03    05/01/99
   32.00%     (1.55%)
---------------------------
 Cumulative Total Return
---------------------------
    Since Inception
       05/01/99
       (7.02%)
---------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                       Touchstone    Dow Jones
                                                        Enhanced    Industrial
                                                        Dividend      Average
                                                        30 Fund    (Major Index)
                                                       ----------  -----------

5/99 .................................................... 10000        10000
                                                           9580         9810
                                                          10160        10204
                                                           9600         9654
12/99 ................................................... 10599        10776
                                                          10569        10275
                                                          10308         9866
                                                          10358        10100
12/00 ................................................... 10286        10268
                                                           9255         9442
                                                           9457        10077
                                                           8144         8529
12/01 ...................................................  9109         9709
                                                           9292        10123
                                                           8140         9038
                                                           6487         7461
12/02 ...................................................  7044         8251
                                                           6795         7951
                                                           8037         8994
                                                           8161         9334
12/03 ...................................................  9287        10585

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                        ----------------------------------------
                                        TOUCHSTONE ENHANCED DIVIDEND 30 FUND  25
                                        ----------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

  Shares                                                               Value

COMMON STOCKS - 96.8%
 AEROSPACE & DEFENSE - 4.0%
   15,950  Boeing                                                   $   672,133
   15,950  Honeywell International                                      533,209
--------------------------------------------------------------------------------
                                                                      1,205,342
--------------------------------------------------------------------------------
 AUTOMOBILES - 2.9%
    16,387  General Motors Corporation                                  875,066
--------------------------------------------------------------------------------
 BANKING - 2.6%
    15,950  Citigroup                                                   774,213
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 14.1%
    56,400  Altria Group                                              3,069,287
    15,950  Coca-Cola                                                   809,462
    15,950  McDonald's                                                  396,039
--------------------------------------------------------------------------------
                                                                      4,274,788
--------------------------------------------------------------------------------
 CHEMICALS - 2.4%
    15,950  Du Pont (E.I.) De Nemours                                   731,945
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & Processing - 1.5%
    15,950  Microsoft                                                   439,263
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION - 6.1%
    15,950  Hewlett-Packard                                             366,372
    15,950  International Business Machines                           1,478,246
--------------------------------------------------------------------------------
                                                                      1,844,618
--------------------------------------------------------------------------------
 ELECTRONICS - 1.7%
    15,950  Intel                                                       513,590
--------------------------------------------------------------------------------
 ENTERTAINMENT & LEISURE - 1.2%
    15,950  Walt Disney Company (The)                                   372,114
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 4.5%
    15,950  American Express                                            769,269
    15,951  J.P. Morgan Chase & Co.                                     585,878
--------------------------------------------------------------------------------
                                                                      1,355,147
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS - 5.3%
    15,950  Procter & Gamble Co.                                       1,593,086
--------------------------------------------------------------------------------
 INDUSTRIAL - DIVERSIFIED - 17.4%
    15,950  Alcoa, Inc.                                                 606,100
    15,950  Caterpiller, Inc.                                         1,324,169
    15,950  General Electric                                            494,131
    15,950  Minnesota Mining & Manufacturing (3M)                     1,356,228
    15,950  United Technologies                                       1,511,581
--------------------------------------------------------------------------------
                                                                      5,292,209
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES - 2.7%
    15,950  Johnson & Johnson                                           823,977
--------------------------------------------------------------------------------
 OIL & GAS - 2.2%
    15,950  Exxon Mobil                                                 653,950
--------------------------------------------------------------------------------
 PAPER AND RELATED PRODUCTS - 2.3%
    16,004  International Paper Company                                 689,933
--------------------------------------------------------------------------------
 PHARMACEUTICALS - 2.4%
    15,950  Merck                                                       736,890
--------------------------------------------------------------------------------
 PHOTAGRAPHY - 1.4%
    15,950  Eastman Kodak Co.                                           409,437
--------------------------------------------------------------------------------
 RETAILERS - 4.7%
    15,950  Home Depot                                                  566,066
    15,950  Wal-Mart Stores, Inc.                                       846,147
--------------------------------------------------------------------------------
                                                                      1,412,213
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS - 17.5%
   129,300  AT&T Corp.                                                2,624,790
   103,100  SBC Communications                                        2,687,816
--------------------------------------------------------------------------------
                                                                      5,312,606
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 96.9%
(COST $28,404,379)                                                  $29,310,387
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%                            947,280
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $30,257,667
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

-----------------------------------
26  Touchstone Growth & Income Fund
-----------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Growth & Income Fund

CURRENT STRATEGY

The Fund's total return was 32.84% for the twelve months ended December 31, 2003. The total return for the S&P 500 Index was 28.69% and the Russell 1000 Value Index was 30.03% for the same period.

After three years of market declines, 2003's decisive market rebound helped make up for at least some of the pain endured by investors in the three years prior. The year began with intense worries about the impending war in Iraq, signs of deflation and troubling unemployment. Stock prices fell back toward their lowest levels in years with many investors holding large amounts of cash and bonds, despite low interest rates. Thanks to the powerful rally that kicked off in mid-March, the year was one of the best performing markets in recent times. A 45-year low in interest rates, the new tax-stimulus package and the end of major fighting in Iraq all helped to set the stage for a compelling rebound.

During the year, the more cyclical areas of the market produced the strongest performance with Technology emerging as the clear leader. In the fourth quarter, however, the Materials, Energy and Industrials sectors were the top performers, while Utilities, Consumer Staples and Health Care sectors lagged on a relative basis.

The various Russell indices all managed gains for the year, but the most aggressive names surged to the top in 2003. Performance differentials across capitalization ranges were heavily skewed toward smaller capitalization issues. Value stocks outperformed growth stocks for the fourth year in a row, despite the fact that growth stocks benefited most from the surge in the Technology sector. Growth stocks led for most of the year, but value stocks significantly outperformed in the fourth quarter, reversing growth's year-to-date lead over value.

For 2003 on balance, superior performance was attributable to our procyclical positioning. Major representation in stronger performing sectors such as Technology, Materials, Industrials, and Consumer Discretionary enhanced results
- as did good stock selection. At the same time, little or no representation in laggard groups such as Utilities, Consumer Staples and Telecommunications was quite helpful as well.

We remain optimistic about the market's propects over the longer term. Above-trend economic growth, profit momentum, low interest rates and the return of cash flow towards equities should be positive influences. Our near-term focus, as always, is on finding opportunities to improve our valuation, quality, and growth fundamentals.

                                             -----------------------------------
                                             TOUCHSTONE GROWTH & INCOME FUND  27
                                             -----------------------------------

---------------------------
Average Annual Total Return
---------------------------
  One Year      Since
   Ended      Inception
  12/31/03     01/01/99
   32.84%       4.22%
---------------------------
 Cumulative Total Return
---------------------------
     Since Inception
        01/01/99
         22.96%
---------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                       Touchstone
                                                        Growth &      S&P 500
                                                      Income Fund  (Major Index)
                                                      -----------   ------------
1/99 ................................................... 10000           10000
                                                         10076           10498
                                                         11176           11238
                                                          9866           10537
12/99 .................................................. 10239           12104
                                                         10172           12382
                                                          9924           12053
                                                         10889           11936
12/00 .................................................. 11484           11002
                                                         10821            9697
                                                         11178           10265
                                                          9985            8758
12/01 .................................................. 10878            9694
                                                         11470            9721
                                                         10714            8418
                                                          8632            6963
12/02 ..................................................  9257            7551
                                                          8769            7313
                                                         10423            8439
                                                         10684            8662
12/03 .................................................. 12296            9717

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

-----------------------------------
28  TOUCHSTONE GROWTH & INCOME FUND
-----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

Shares                                                                  Value

COMMON STOCKS - 96.3%
 AEROSPACE & Defense - 4.6%
    19,600  Honeywell International                                 $   655,228
    11,700  Textron                                                     667,602
     1,800  United Technologies Corp.                                   170,586
--------------------------------------------------------------------------------
                                                                      1,493,416
--------------------------------------------------------------------------------
 APPAREL RETAILERS - 3.7%
    41,300  Limited                                                     744,639
    11,800  Target Corp.                                                453,120
--------------------------------------------------------------------------------
                                                                      1,197,759
--------------------------------------------------------------------------------
 AUTOMOBILES - 0.3%
     1,700  General Motors                                               90,780
--------------------------------------------------------------------------------
 BANKING - 16.2%
    22,100  AmSouth Bancorp                                             541,450
     6,700  Bank of America                                             538,881
     9,600  BB&T                                                        370,944
    14,900  Citigroup                                                   723,246
    24,000  FleetBoston Financial                                     1,047,600
     5,100  KeyCorp                                                     149,532
     6,800  SunTrust Banks                                              486,200
    24,500  U.S. Bancorp                                                729,610
    16,300  Wachovia                                                    759,417
--------------------------------------------------------------------------------
                                                                      5,346,880
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 5.0%
    19,400  ConAgra Foods                                               511,966
     5,400  General Mills                                               244,620
    13,400  McDonald's                                                  332,722
    24,900  Sara Lee                                                    540,579
--------------------------------------------------------------------------------
                                                                      1,629,887
--------------------------------------------------------------------------------
 BUSINESS EQUIPMENT & SERVICES - 0.7%
     5,700  Pitney-Bowes                                                231,534
--------------------------------------------------------------------------------
 CHEMICALS - 6.4%
     6,100  Air Products & Chemicals                                    322,263
     7,600  Avery Dennison                                              425,752
    20,500  Dow Chemical                                                852,185
     3,700  E.I. du Pont de Nemours & Co.                               169,793
     9,400  Sherwin-Williams                                            326,556
--------------------------------------------------------------------------------
                                                                      2,096,549
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION - 5.2%
    14,200  Automatic Data Processing                                   562,462
     2,900  Diebold, Inc.                                               156,223
    20,697  Hewlett-Packard                                             475,410
     5,600  International Business Machines                             519,008
--------------------------------------------------------------------------------
                                                                      1,713,103
--------------------------------------------------------------------------------
 ELECTRIC SERVICES - 0.5%
     2,500  FPL Group, Inc.                                             163,550
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT - 2.5%
    12,700  Emerson Electric                                            822,325
--------------------------------------------------------------------------------
 ELECTRONICS - 4.2%
    15,900  Applied Materials*                                          356,955
    22,300  Intel                                                       718,060
    10,000  Texas Instruments, Inc.                                     293,800
--------------------------------------------------------------------------------
                                                                      1,368,815
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 10.8%
     4,300  Bear Stearns Companies                                      343,785
     5,700  Fannie Mae                                                  427,842
     5,200  Freddie Mac                                                 303,264
    27,400  J.P. Morgan Chase                                         1,006,402
     1,300  Merrill Lynch & Co.                                          76,245
    14,100  National City                                               478,554
    17,000  PNC Financial Services Group                                930,410
--------------------------------------------------------------------------------
                                                                      3,566,502
--------------------------------------------------------------------------------
 FOREST PRODUCTS & PAPER - 3.8%
     6,400  Kimberly-Clark                                              378,176
    35,600  Sonoco Products                                             876,472
--------------------------------------------------------------------------------
                                                                      1,254,648
--------------------------------------------------------------------------------
 INDUSTRIAL - 1.9%
    19,700  General Electric                                            610,306
--------------------------------------------------------------------------------
 INSURANCE - 3.1%
     9,700  Allstate                                                    417,294
     5,000  American International Group                                331,400
     5,200  Jefferson-Pilot Corporation                                 263,380
--------------------------------------------------------------------------------
                                                                      1,012,074
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES - 6.0%
    26,600  Baxter International, Inc.                                  811,832
    10,500  Johnson & Johnson                                           542,430
    18,600  Waters*                                                     616,776
--------------------------------------------------------------------------------
                                                                      1,971,038
--------------------------------------------------------------------------------
 METALS - 1.5%
    12,600  Alcoa                                                       478,800
--------------------------------------------------------------------------------
 OIL & GAS - 7.3%
    11,900  BP Amoco Plc - ADR                                          587,265
     4,700  Chevron Texaco                                              406,033
     7,500  ConocoPhillips                                              491,775
    21,742  Exxon Mobil                                                 891,422
--------------------------------------------------------------------------------
                                                                      2,376,495
--------------------------------------------------------------------------------
 PHARMACEUTICALS - 9.3%
    10,800  Abbott Laboratories                                         503,280
    31,900  Bristol-Myers Squibb                                        912,340
    12,200  Merck                                                       563,640
    16,000  Pfizer                                                      565,280
    11,700  Wyeth                                                       496,665
--------------------------------------------------------------------------------
                                                                      3,041,205
--------------------------------------------------------------------------------
 RADIO & TV BROADCASTING EQUIPMENT  - 0.5%
     3,300  L-3  Communications  Holdings*                              169,488
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS - 2.8%
     9,600  Nokia Oyj - ADR                                             163,200
    22,700  SBC Communications                                          591,789
     4,700  Verizon Communications                                      164,876
--------------------------------------------------------------------------------
                                                                        919,865
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 96.3%
(COST  $27,609,209)                                                 $31,555,019
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%                          1,212,921
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $32,767,940
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                  ------------------------------
                                                  TOUCHSTONE HIGH YIELD FUND  29
                                                  ------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST High Yield Fund

CURRENT STRATEGY

The Fund's total return was 23.99% for the twelve months ended December 31, 2003. The total return for the Merrill Lynch High Yield Master Index was 27.22% for the same period.

High Yield generated exceptional performance in 2003 as the economic recovery took hold and the stock market validated the recovery with strong performance of its own. Strength in the Manufacturing sector and an improving employment picture continue to create an attractive environment for High Yield investing. Most lingering doubts regarding the validity of the economic recovery have been put to rest and the focus has now turned to the sustainability of the recovery and the potential for more restrictive monetary policy.

Over the last twelve months, the interests of bondholders and stockholders have been closely aligned as companies have improved liquidity and paid down debt. Balance sheets have improved across most industries, but will require more improvement to justify current valuations. One latent concern we have is that companies will become prematurely satisfied with their balance sheets and embark on more equity-oriented strategies such as share buy-backs, special dividends and even leveraged buyouts (LBOs). We don't expect these events to impact the market for some time, but we continue to look for indications of such.

While our performance lagged the overall market due to our higher quality/lower volatility bias, the absolute returns were still rather substantial. Lack of exposure to CCC-rated securities and over exposure to BB-rated securities detracted from performance. On a risk-adjusted basis, we feel our performance was rather strong. Further, our performance has been very competitive over longer periods of time that have exhibited more volatility.

While High Yield issuers will have to demonstrate continued balance sheet improvement to justify current valuations, we feel the risk of a significant sell-off is rather limited. A strengthening economy, healthy stock market and lack of attractive fixed income alternatives provide very strong technical support in the High Yield market. It is difficult to conclude that High Yield is "cheap", but we feel the risk reward trade-off is a fair one. We expect High Yield to generate returns that are considerably less than 2003 returns but still attractive, particularly on a relative basis.

While our higher quality bias has hindered performance in the current market, we will not deviate from our long-term philosophy and process. We will continue to construct a Fund designed to exhibit less volatility than the broad market and deliver attractive risk adjusted returns. The Fund is designed for performance over a full cycle with focus on protecting principal in down markets.

------------------------------
30  TOUCHSTONE HIGH YIELD FUND
------------------------------

---------------------------
Average Annual Total Return
---------------------------
  One Year       Since
    Ended      Inception
  12/31/03      05/01/99
   23.99%        4.79%
---------------------------
  Cumulative Total Return
---------------------------
      Since Inception
         05/01/99
          24.41%
---------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                 Touchstone     Merrill Lynch
                                                 High Yield   High Yield Master
                                                    Fund        (Major Index)
                                                 ----------   -----------------

5/99 .............................................. 10000          10000
                                                     9890           9931
                                                     9830           9912
                                                     9220           9788
12/99 .............................................  9189           9894
                                                     8741           9715
                                                     9083           9776
                                                     9381           9909
12/00 .............................................  9126           9519
                                                     9610          10110
                                                     9575           9982
                                                     9185           9579
12/01 .............................................  9759          10109
                                                     9981          10307
                                                     9733           9674
                                                     9328           9369
12/02 ............................................. 10034           9993
                                                    10639          10683
                                                    11596          11716
                                                    11850          12012
12/03 ............................................. 12441          12714

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                                  ------------------------------
                                                  TOUCHSTONE HIGH YIELD FUND  31
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

 Principal                                  Interest     Maturity
  Amount                                      Rate         Date         Value

CORPORATE BONDS - 96.2%
 ADVERTISING - 1.2%
$  500,000  RH Donnelley
            Finance Corp., 144A               8.88%      12/15/10   $   562,500
--------------------------------------------------------------------------------
 AIRLINES - 0.7%
   500,000  Delta Airlines                    8.30%      12/15/29       330,625
--------------------------------------------------------------------------------
 AUTOMOTIVE - 2.6%
   670,000  Navistar
            International,
            Series B                          9.38%        6/1/06       739,513
   400,000  TRW Automotive                   11.00%       2/15/13       471,000
--------------------------------------------------------------------------------
                                                                      1,210,513
--------------------------------------------------------------------------------
 BEVERAGES - 1.2%
   500,000  Cia Brasileira de
            Bebidas, 144A                     8.75%       9/15/13       530,000
--------------------------------------------------------------------------------
 CHEMICALS - 4.9%
   350,000  Equistar Chemical
            Funding                          10.13%        9/1/08       383,250
   200,000  MacDermid                         9.13%       7/15/11       224,000
   400,000  Marsulex                          9.63%        7/1/08       414,000
   750,000  Nalco, 144A                       7.75%      11/15/11       802,500
   400,000  Polyone Corp.                    10.63%       5/15/10       400,000
--------------------------------------------------------------------------------
                                                                      2,223,750
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES - 1.4%
   100,000  Coinmach Corp.                    9.00%        2/1/10       108,500
   500,000  Mail Well Corp.                   9.63%       3/15/12       555,000
--------------------------------------------------------------------------------
                                                                        663,500
--------------------------------------------------------------------------------
 COMMUNICATIONS - 1.5%
   500,000  Charter
            Communications                   10.25%       1/15/10       447,500
   250,000  Sprint Capital                    6.88%      11/15/28       243,958
   500,000  Williams
            Communications
            Group Inc.*(a)                    0.00%       10/1/09             0
--------------------------------------------------------------------------------
                                                                        691,458
--------------------------------------------------------------------------------
 CONSUMER - 0.6%
   250,000  Bombardier
            Recreational, 144A                8.38%      12/15/13       261,250
--------------------------------------------------------------------------------
 COSMETICS & PERSONAL CARE - 0.4%
   250,000  Revlon Consumer
            Products                          9.00%       11/1/06       163,750
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES - 7.3%
   400,000  AES Corp., 144A                   9.00%       5/15/15       452,000
   400,000  Alliant Energy
            Resources                         9.75%       1/15/13       515,685
   200,000  Avista Corp.                      9.75%        6/1/08       238,000
   650,000  Illinois Power
            Dynerg Holdings                   7.50%       6/15/09       715,000
   150,000  NRG Energy, 144A                  8.00%      12/15/13       157,688
   250,000  Reliant Resources,
            144A                              9.50%       7/15/13       267,500
   193,400  Tiete Certificates
            Grantor Trust,
            144A(a)                          11.50%      12/15/15        87,030
   850,000  Westar Energy                     7.65%       4/15/23       893,562
--------------------------------------------------------------------------------
                                                                      3,326,465
--------------------------------------------------------------------------------
 ELECTRONICS - 1.2%
   500,000  Fisher Scientific
            International, 144A               8.00%        9/1/13       536,250
--------------------------------------------------------------------------------
 ENERGY - 2.3%
$1,000,000  Consol Energy                     7.88%        3/1/12     1,055,426
--------------------------------------------------------------------------------
 FOOD PROCESSORS - 1.1%
   500,000  United Agri
            Products, 144A                    8.25%      12/15/11       513,750
--------------------------------------------------------------------------------
 FOOD RETAILERS - 1.4%
   100,000  Ingles Markets                    8.88%       12/1/11       100,500
   250,000  Ingles Markets, 144A              8.88%       12/1/11       251,250
    40,000  Pathmark Stores                   8.75%        2/1/12        41,800
   250,000  Stater Brothers
            Holdings                         10.75%       8/15/06       263,438
--------------------------------------------------------------------------------
                                                                        656,988
--------------------------------------------------------------------------------
 FOREST PRODUCTS & PAPER - 2.8%
   250,000  Georgia-Pacific                   7.70%       6/15/15       260,000
   250,000  Stone Container                   9.75%        2/1/11       276,250
   700,000  Tembec Industries, Inc.           8.50%        2/1/11       724,500
--------------------------------------------------------------------------------
                                                                      1,260,750
--------------------------------------------------------------------------------
 FUNERAL SERVICES - 0.5%
   200,000  Stewart Enterprises              10.75%        7/1/08       226,000
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS - 7.4%
   200,000  Manor Care                        8.00%        3/1/08       226,000
   850,000  Rotech Healthcare                 9.50%        4/1/12       888,250
   500,000  Rural/Metro                       7.88%       3/15/08       405,000
 1,000,000  Team Health, Series B            12.00%       3/15/09     1,080,000
   320,000  Tenet Healthcare                  5.38%      11/15/06       315,200
   500,000  Tenet Healthcare                  6.38%       12/1/11       480,000
--------------------------------------------------------------------------------
                                                                      3,394,450
--------------------------------------------------------------------------------
 HEAVY MACHINERY - 4.6%
    30,000  AGCO                              8.50%       3/15/06        30,000
   400,000  Briggs & Stratton                 8.88%       3/15/11       470,000
   500,000  Case New Holland,
            144A                              9.25%        8/1/11       560,000
 1,000,000  Tyco International
            Group SA, 144A                    6.00%      11/15/13     1,030,000
--------------------------------------------------------------------------------
                                                                      2,090,000
--------------------------------------------------------------------------------
 HOMEFURNISHINGS - 0.7%
   316,000  Interface                         7.30%        4/1/08       301,780
--------------------------------------------------------------------------------
 HOUSING - 8.9%
   500,000  Champion Enterprises              7.63%       5/15/09       455,625
 1,000,000  K Hovnanian Enterprises           6.50%       1/15/14       996,249
   200,000  Kaufman & Broad Home              7.75%      10/15/04       205,000
   250,000  KB Homes                          9.50%       2/15/11       278,750
   100,000  Meritage                          9.75%        6/1/11       111,750
   600,000  Schuler Homes                     9.38%       7/15/09       675,000
   750,000  Tech Olympic USA                  9.00%        7/1/10       806,250
   500,000  WCI Communities, Inc.            10.63%       2/15/11       565,000
--------------------------------------------------------------------------------
                                                                      4,093,624
--------------------------------------------------------------------------------
 INDUSTRIAL - 1.3%
   500,000  Freeport-McMoran
            C&G                              10.13%        2/1/10       576,250
--------------------------------------------------------------------------------
 LODGING - 1.1%
   200,000  Courtyard by
            Marriott, Series B               10.75%        2/1/08       200,750
   250,000  Felcor Lodging REIT               9.50%       9/15/08       270,000
    10,000  Resorts International
            Hotel/Casino                     11.50%       3/15/09        10,875
--------------------------------------------------------------------------------
                                                                        481,625
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

------------------------------
32  TOUCHSTONE HIGH YIELD FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                 Interest     Maturity
  Amount                                      Rate        Date          Value

CORPORATE BONDS - 96.2% - CONTINUED
 MEDIA - BROADCASTING & PUBLISHING - 9.5%
$  250,000  Alliance Atlantis
            Communications,
            Yankee Dollar                    13.00%      12/15/09     $ 285,000
   785,000  Block
            Communications                    9.25%       4/15/09       843,874
   400,000  Corus
            Entertainment, Inc.               8.75%        3/1/12       440,000
   500,000  Houghton Mifflin                  8.25%        2/1/11       535,000
   700,000  Quebecor Media                   11.13%       7/15/11       810,250
   250,000  Susquehanna Media                 7.38%       4/15/13       260,625
   500,000  Susquehanna Media                 8.50%       5/15/09       525,000
   200,000  Videotron Ltee, 144A              6.88%       1/15/14       206,500
   500,000  Young Broadcasting,
            Series B                          8.75%       6/15/07       512,500
--------------------------------------------------------------------------------
                                                                      4,418,749
--------------------------------------------------------------------------------
 METALS - 1.7%
   500,000  IPSCO                             8.75%        6/1/13       552,500
   200,000  Newmont Mining                    8.63%       5/15/11       245,816
--------------------------------------------------------------------------------
                                                                        798,316
--------------------------------------------------------------------------------
 MINING MACHINERY & EQUIP, EXPT OIL - 1.1%
   500,000  Massey Energy, 144A               6.60%      11/15/10       512,500
--------------------------------------------------------------------------------
 OIL & GAS - 14.4%
   750,000  Bluewater Finance
            Ltd.                             10.25%       2/15/12       780,000
   250,000  BRL Universal
            Equipment                         8.88%       2/15/08       268,125
   750,000  Chesapeake
            Energy, 144A                      6.88%       1/15/16       772,500
   750,000  CITGO Petroleum                  11.38%        2/1/11       870,000
   75,000   Grant Prideco,
            Series B                          9.63%       12/1/07        84,000
   660,000  Husky Oil                         8.90%       8/15/28       762,300
   100,000  Lone Star Tech,
            Series B                          9.00%        6/1/11        99,000
   500,000  Paramount
            Resources                         7.88%       11/1/10       497,500
   500,000  Petrobras
            International
            Finance                           9.13%        7/2/13       547,500
 1,000,000  Premcor Refining
            Group                             9.50%        2/1/13     1,139,999
   500,000  Tesoro Petroleum
            Corp.                             9.63%        4/1/12       547,500
   250,000  Transmontaigne,
            144A                              9.13%        6/1/10       268,125
--------------------------------------------------------------------------------
                                                                      6,636,549
--------------------------------------------------------------------------------
 PAPER & PACKAGING - 2.8%
   100,000  Alltrista Corp.                   9.75%        5/1/12       110,000
   400,000  Constar
            International                    11.00%       12/1/12       338,000
   750,000  Owens-Brockway
            Glass Containers                  8.75%      11/15/12       835,313
--------------------------------------------------------------------------------
                                                                      1,283,313
--------------------------------------------------------------------------------
 PHARMACEUTICALS - 3.3%
   500,000  Alpharma, 144A                    8.63%        5/1/11       506,250
   500,000  Neighborcare, 144A                6.88%      11/15/13       508,750
   500,000  Omnicare                          6.13%        6/1/13       501,250
--------------------------------------------------------------------------------
                                                                      1,516,250
--------------------------------------------------------------------------------
 RECREATIONAL CENTERS - 0.6%
   250,000  Equinox Holdings,
            144A                              9.00%      12/15/09       258,125
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS - 1.1%
   500,000  Broadwing                         7.25%       6/15/23       495,000
--------------------------------------------------------------------------------
 TEXTILES - 1.1%
   500,000  Broder Brothers,
            144A                             11.25%      10/15/10       492,500
--------------------------------------------------------------------------------
 TRANSPORTATION - 5.5%
   700,000  Laidlaw
            International, 144A              10.75%       6/15/11       791,000
   850,000  Overseas Shipping
            Group                             8.75%       12/1/13       931,813
   250,000  Stena AB                          9.63%       12/1/12       281,875
   500,000  Stena AB, 144A                    7.50%       11/1/13       515,000
--------------------------------------------------------------------------------
                                                                      2,519,688
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $41,076,446)                                                  $44,081,694
--------------------------------------------------------------------------------

  Shares                                                               Value

PREFERRED STOCKS - 0.8%
 COMPUTER SOFTWARE & PROCESSING - 0.0%
         1  McLeodusa,  Series  A                                   $         8
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING  - 0.8%
     3,500  CSC  Holdings,  Series M                                    367,500
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                              $   367,508
--------------------------------------------------------------------------------
MONEY MARKETS - 1.1%
   516,000  Merrill Lynch Premier
            Money Market                                            $   516,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.1%
(COST $41,935,447)                                                  $44,965,202
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                            878,587
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $45,843,789
--------------------------------------------------------------------------------

* Non-income producing security.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities were valued at $10,842,968 or 23.65% of net assets.
REIT - Real Estate Investment Trust.
Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.
(a) - Security valued at fair value - see Note 1 to the financial statements. At December 31, 2003, fair valued securities represented 0.19% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE MONEY MARKET FUND  33
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

 Principal                                  Interest     Maturity
  Amount                                      Rate         Date          Value

CORPORATE BONDS - 11.0%
 BANKING - 3.8%
$  110,000  Citigroup, Inc.                   6.00%        2/6/04   $   110,468
   255,000  Mellon Funding Corp.              6.00%        3/1/04       256,987
   150,000  Citicorp                          7.13%       3/15/04       151,758
   125,000  Chase Manhattan Corp.             5.75%       4/15/04       126,569
   250,000  Bank of America Corp.             7.63%       6/15/04       257,120
 1,033,000  Fleet Boston
            Financial Corp.                   8.13%        7/1/04     1,067,525
   305,000  Bank of America Corp.             6.13%       7/15/04       312,760
   233,000  Wells Fargo &
            Company                           6.63%       7/15/04       239,462
 1,000,000  First America
            Bank Corp.                        7.75%       7/15/04     1,033,757
   275,000  Bank One Corp.                    7.25%       8/15/04       284,980
-------------------------------------------------------------------------------
                                                                      3,841,386
-------------------------------------------------------------------------------
 CONSUMER, CYCLICAL - 0.3%
   250,000  Wal-Mart Stores, Inc.             6.55%       8/10/04       257,866
-------------------------------------------------------------------------------
 CONSUMER, NON-CYCLICAL - 0.1%
   100,000  Coca-Cola
            Enterprises, Inc.                 6.63%        8/1/04       102,982
-------------------------------------------------------------------------------
 FINANCIAL SERVICES - 2.7%
   120,000  Bear Stearns Co., Inc.            6.63%       1/15/04       120,246
   156,000  Morgan Stanley
            Dean Witter                       5.63%       1/20/04       156,349
   125,000  Associates
            Corp. NA                          5.50%       2/15/04       125,631
   200,000  Bear Stearns
            Co., Inc.                         6.15%        3/2/04       201,578
   500,000  Associates Corp.                  5.80%       4/20/04       506,694
   250,000  Merrill Lynch                     6.18%       4/20/04       253,667
   235,000  Merrill Lynch                     5.35%       6/15/04       239,262
   100,000  Merrill Lynch                     6.55%        8/1/04       102,909
   200,000  Caterpillar Financial
            Services Corp.                    6.88%        8/1/04       206,346
   500,000  Florida Windstorm,
            144A                              6.70%       8/25/04       516,543
   150,000  General Electric
            Capital Corp.                     7.38%       9/15/04       156,283
   175,000  Bear Stearns Co.,
            Inc.                              6.63%       10/1/04       181,648
-------------------------------------------------------------------------------
                                                                      2,767,156
-------------------------------------------------------------------------------
 TELECOMMUNICATIONS - 1.0%
   150,000  GTE North, Inc.                   6.00%       1/15/04       150,269
   120,000  New York Telephone
            Co. (Verizon)                     6.25%       2/15/04       120,692
   150,000  GTE North, Inc.                   6.75%       3/15/04       151,662
   565,000  BellSouth
            Telecommunications,
            Inc.                              6.38%       6/15/04       577,918
-------------------------------------------------------------------------------
                                                                      1,000,541
-------------------------------------------------------------------------------
 UTILITIES - 3.1%
   150,000  National Rural
            Utilities                         6.00%       1/15/04       150,246
 1,000,000  National Rural
            Utilities                         5.25%       7/15/04     1,021,002
 1,390,000  Alabama Power Co.                 7.13%       8/15/04     1,439,169
   552,000  Alabama Power Co.                 4.88%        9/1/04       564,453
-------------------------------------------------------------------------------
                                                                      3,174,870
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $11,144,801
-------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS - 4.7%
   300,000  Chicago, IL Pub.
            Bldg. Comm                        6.90%        1/1/04       300,000
   175,000  Chicago, IL O Hare
            Intl. Airport Rev.                6.97%        1/1/04       175,000
   285,000  American Muni.
            Pwr. OH, Inc. (Gorsuch)           2.00%        4/1/04       285,209
   300,000  Chicago, IL Tax Increment
            (Central Loop)                    6.38%        6/1/04       306,119
 2,805,000  Michigan City
            Indiana Area
            Schools                           1.75%       6/30/04     2,805,001
   500,000  Los Angeles Co.,
            Calif. Pension
            Obligation                        8.49%       6/30/04       517,134
   320,000  Worchester, MA, GO                4.00%        7/1/04       324,291
-------------------------------------------------------------------------------
TOTAL TAXABLE
MUNICIPAL BONDS                                                     $ 4,712,754
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 85.7%
   800,000  Washington St. Hsg.
            Fin. Mfr. (Woodland
            Retirement)                       1.20%        1/1/04       800,000
 1,200,000  California Pollution
            Ctrl. Fin. Auth. Res.
            Recovery Rev.
            (Burney Forest
            Prod. Proj. A)                    1.21%        1/1/04     1,200,000
 2,000,000  California,  HFA
            Home Mtg.                         1.30%        1/1/04     2,000,000
   645,000  Ezflow LP                         1.15%        1/7/04       645,000
 1,000,000  Caddo Parish,
            LA Ind. Dev. Rev.
            (Sealy Shreveport)                1.18%        1/7/04     1,000,000
 1,000,000  EPCO Carbon
            Dioxide Products                  1.18%        1/7/04     1,000,000
  245,000   Washington St.
            HFC (Bremerton Proj.)             1.18%        1/7/04       245,000
 1,465,000  Washington St. HFC
            (Brittany Park)                   1.18%        1/7/04     1,465,000
 1,445,000  Lehigh Co. PA Ind.
            Dev. Auth. Rev.                   1.19%        1/7/04     1,445,000
 2,425,000  Taylor Steel, Inc.                1.19%        1/7/04     2,425,000

The accompanying notes are an integral part of the financial statements.

--------------------------------
34  TOUCHSTONE MONEY MARKET FUND
--------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                  Interest     Maturity
  Amount                                      Rate         Date        Value

VARIABLE RATE DEMAND NOTES* - 85.7% - CONTINUED
$  355,000  California Statewide
            Multi-fam. Hsg. Rev.
            (Sunrise Proj.)                   1.20%        1/7/04  $    355,000
 5,500,000  Express Oil
            Change LLC                        1.20%        1/7/04     5,500,000
 2,735,000  Lee Co., FL, Ind
            Dev. Auth.
            Utilities Rev.                    1.20%        1/7/04     2,735,000
 1,820,000  Raleigh, NC, COP                  1.20%        1/7/04     1,820,000
 4,580,000  SE Christian
            Church of
            Jefferson, KY                     1.20%        1/7/04     4,580,000
   200,000  Washington St.
            Econ.  Dev.                       1.20%        1/7/04       200,000
 2,500,000  Deltime LLC                       1.21%        1/7/04     2,500,000
   320,000  PME International
            Properties                        1.21%        1/7/04       320,000
   184,000  Progress
            Industrial Properties             1.21%        1/7/04       184,000
 1,995,000  TBP Avon Lake LLC Project         1.21%        1/7/04     1,995,000
 1,680,000  Denver LLC                        1.22%        1/7/04     1,680,000
 5,000,000  Indiana St. Dev.
            Fin. Auth. (Qualitech)            1.22%        1/7/04     5,000,000
 4,675,000  Pearlstine  Distributors          1.22%        1/7/04     4,675,000
   200,000  Florida Hsg. Fin.
            Corp. Mulit-fam.
            Rev. (Cypress Lake)               1.23%        1/7/04       200,000
   100,000  Waterford, WI Ind. Dev. Rev.
            (E&S Plastic Prod.)               1.23%        1/7/04       100,000
 4,920,000  Bel Air
            Investments LLC                   1.24%        1/7/04     4,920,000
 1,000,000  Archbishop of
            Cincinnati                        1.25%        1/7/04     1,000,000
 1,500,000  IHA Capital
            Development                       1.25%        1/7/04     1,500,000
   935,000  Lehmann Property Group            1.25%        1/7/04       935,000
 2,000,000  Minneapolis, MN, GO               1.25%        1/7/04     2,000,000
 1,100,000  Stapleton Real
            Estate                            1.25%        1/7/04     1,100,000
 1,000,000  Vista Funding                     1.25%        1/7/04     1,000,000
    90,000  California
            Infrastructure &
            Econ. Dev. Bank
            (Traditional Medicinals)          1.27%        1/7/04        90,000
 2,250,000  Cuyahoga Co., OH,
            EDR (Gateway Arena
            Project)                          1.28%        1/7/04     2,250,000
 5,600,000  Erdman & Ziegler Capital          1.29%        1/7/04     5,600,000
   240,000  Erie Funding                      1.29%        1/7/04       240,000
    60,000  New Jersey Econ.
            Dev. Auth. Rev.                   1.29%        1/7/04        60,000
   100,000  Riverside Co.,
            CA IDA Rev.
            (Advance Business)                1.29%        1/7/04       100,000
 2,115,000  Corp. Finance
            Managers                          1.30%        1/7/04     2,115,000
 3,560,000  Matandy Steel &
            Metal Products                    1.30%        1/7/04     3,560,000
   250,000  Milwaukee, WI
            Red. Auth. Rev.
            (Palermovilla)                    1.30%        1/7/04       250,000
 1,530,000  Osprey Properties LP              1.30%        1/7/04     1,530,000
 3,750,000  Robert C. Fox
            (Fox Racing Show)                 1.30%        1/7/04     3,750,000
   270,000  Suffolk Co., NY
            Ind. Dev. Agency
            (Hampton Day School)              1.32%        1/7/04       270,000
   680,000  Carmel, IN Ind.
            Dev. Rev.
            (Telamon Corp.)                   1.34%        1/7/04       680,000
 2,500,000  Springfield, MO LD
            Clearance Redev.  Auth.           1.34%        1/7/04     2,500,000
   800,000  Illinois Dev. Fin. Auth.          1.35%        1/7/04       800,000
 5,500,000  Catholic Health Partners          1.38%        1/7/04     5,500,000
   200,000  Illinois Dev. Fin. Auth. Rev.
            (Technifast Ind.)                 1.39%        1/7/04       200,000
   225,000  Denver LLC                        1.60%        1/7/04       225,000
   220,000  California Poll.
            Ctl. Fin. Auth. Rev.
            (Escondido Disp.)                 1.75%        1/7/04       220,000
   250,000  Schenectady, NY
            Ind. Dev. Agency Rev.
            (JMR Dev. Co.
            Project)                          1.20%       1/30/04       250,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND NOTES*                                                      $ 86,714,000
--------------------------------------------------------------------------------

  Shares                                                               Value

MONEY MARKETS - 1.0%
 1,058,000  Merrill Lynch Premier
            Money Market - Institutional                           $  1,058,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.4%
(COST $103,629,555)                                                $103,629,555
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)                       (2,468,935)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $101,160,620
--------------------------------------------------------------------------------

* Maturity date represents the next rate reset date.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities were valued at $516,543 or 0.51% of net assets.

The accompanying notes are an integral part of the financial statements.

                                          --------------------------------------
                                          TOUCHSTONE THIRD AVENUE VALUE FUND  35
                                          --------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Third Avenue Value Fund

CURRENT STRATEGY

The Fund's total return was 40.19% for the twelve months ended December 31, 2003. The total return for the S&P 500 Index was 28.69% and the Russell 2000 Value Index was 46.02% for the same period. Due to a change in the fiscal year period from June 30 to December 31, we're reporting the Fund's total return for the six months ended December 31, 2003 at 27.72%. The total return for the S&P 500 Index was 15.15% and Russell 2000 Value Index was 25.36% for the same period.

During the year, we added 20 new positions to the Fund's portfolio, increased our positions in nine existing holdings, eliminated holdings in the common stock of three companies and the debt of two companies and reduced our holdings in eight positions. Additionally, four securities were acquired through a merger with another manager's portfolio. The new names to the Fund are engaged in a wide range of businesses, including Real Estate and Energy related.

In addition to benefiting from general market price improvements, our investment strategy has other avenues for creating value for shareholders. Since the Fund invests in companies that are extremely well capitalized and have high-quality assets, our holdings frequently participate in resource conversion activities. Resource conversions can happen in a number of different ways. For example, a cash-rich company might convert its liquid assets into higher and better uses by purchasing the assets or operations of another company. It might involve a massive share repurchase, extraordinary dividend or a tender offer at a premium to the market. Resource conversion also happens when businesses of our holdings companies get acquired, thereby monetizing our investment, or when the company divests assets, liquifying its balance sheet.

As an example, during the fourth quarter, the Fund received a special dividend from Catellus Development Corporation when the company converted from a C Corporation to a Real Estate Investment Trust. Shareholders had the option of receiving the special dividend of $3.83 per share in common stock, cash or a combination thereof; we elected to receive the entire dividend in common stock. We have generally favored Real Estate operating companies over REITs because of their ability to retain and reinvest cash flow (thereby enabling the companies to grow without the need to constantly seek new equity capital). Catellus has achieved substantial growth over the last five years due, in large part, to its ability to reinvest its free cash flow. Catellus is in the unique position of having a substantial portfolio of properties that will not be included in the REIT. These properties will be held in a "taxable REIT subsidiary" with the intention that they will be sold off (at a substantial profit) over the next few years. The "after-tax" cash flow will be distributed to the REIT, which will enable Catellus to fund its development projects without the need to raise additional equity capital.

Looking forward, we continue to be pleased with the overall quality of stocks in the Fund. We will continue to strive to find additional investment opportunities that meet our criteria today that will enable us to achieve long-term growth into the future.

--------------------------------------
36  TOUCHSTONE THIRD AVENUE VALUE FUND
--------------------------------------

-----------------------------------
    Average Annual Total Return
-----------------------------------
 One Year   Five Years      Since
  Ended       Ended       Inception
 12/31/03    12/31/03     12/14/92
  40.19%      5.42%        13.14%
-----------------------------------
      Cumulative Total Return
-----------------------------------
        Since Inception
           12/14/92
            291.06%
-----------------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                 Touchstone
                                                Third Avenue     S&P 500
                                                 Value Fund       Index
                                                -------------    -------

12/92 ............................................. 10000        10000
6/93  ............................................. 10450        10567
6/94  ............................................. 10740        10714
6/95  ............................................. 12886        13507
6/96  ............................................. 16909        17019
6/97  ............................................. 22620        22924
6/98  ............................................. 27905        29839
6/99  ............................................. 32952        36629
6/00  ............................................. 25083        39285
6/01  ............................................. 34019        33459
6/02  ............................................. 32846        27439
6/03  ............................................. 30620        27508
12/03 ............................................. 39107        31676

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                         ---------------------------------------
                                         TOUCHSTONE THIRD AVENUE VALUE FUND  37
                                         ---------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

  Shares                                                                Value

COMMON STOCKS - 63.0%
 BANKING - 1.7%
     5,000  Astoria Financial Corp.                                 $   186,000
    67,200  Brookline Bancorp, Inc.                                   1,030,848
--------------------------------------------------------------------------------
                                                                      1,216,848
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS - 1.7%
    11,600  Callaway Golf Company                                       195,460
    78,600  JAKKS Pacific, Inc.*                                      1,034,376
--------------------------------------------------------------------------------
                                                                      1,229,836
--------------------------------------------------------------------------------
 ELECTRONICS - 9.8%
    82,800  American Power Conversion Corp.                           2,024,460
   127,700  AVX Corp.                                                 2,122,374
    24,600  Bel Fuse, Inc. - Class B                                    802,698
    65,700  KEMET Corp.*                                                899,433
   167,300  TriQuint Semiconductor, Inc.*                             1,182,811
--------------------------------------------------------------------------------
                                                                      7,031,776
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 6.2%
    10,000  CIT Group, Inc.                                             359,500
   217,200  Instinet Group, Inc.*                                     1,118,580
    25,500  Legg Mason, Inc.                                          1,968,090
    33,100  SWS Group, Inc.                                             589,180
    21,275  Westwood Holdings Group, Inc.                               378,482
--------------------------------------------------------------------------------
                                                                      4,413,832
--------------------------------------------------------------------------------
 HEALTH CARE PRODUCTS & SERVICES - 2.7%
    29,206  AMN Healthcare Services, Inc.*                              501,175
    60,800  Cross Country Healthcare, Inc.*                             907,136
    30,400  PAREXEL International Corp.*                                494,304
--------------------------------------------------------------------------------
                                                                       1,902,615
--------------------------------------------------------------------------------
 INDUSTRIAL - 2.5%
    51,300  Alamo Group, Inc.                                           782,838
     6,700  Dycom Industries, Inc.*                                     179,694
   117,800  Quanta Services, Inc.*                                      859,940
--------------------------------------------------------------------------------
                                                                      1,822,472
--------------------------------------------------------------------------------
 INSURANCE - 12.0%
    50,000  Arch Capital Group Ltd.*                                  1,993,000
    49,200  Millea Holdings, Inc. - ADR                               3,316,080
    33,000  Radian Group, Inc.                                        1,608,750
    26,600  The MONY Group, Inc.*                                       832,314
    60,000  The Phoenix Companies, Inc.                                 722,400
     3,400  The PMI Group, Inc.                                         126,582
--------------------------------------------------------------------------------
                                                                      8,599,126
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES - 0.8%
     9,500  Capital Southwest Corp.                                     589,000
--------------------------------------------------------------------------------
 MOBILE HOMES - 0.6%
    51,600  Modtech Holdings, Inc.*                                     433,956
--------------------------------------------------------------------------------
 OIL & GAS SERVICES - 2.7%
    25,000  Nabors Industries, Ltd.*                                  1,037,500
    74,100  Willbros Group, Inc.*                                       890,682
--------------------------------------------------------------------------------
                                                                      1,928,182
--------------------------------------------------------------------------------
REAL ESTATE - 12.0%
    67,756  Catellus Development Corp.                                1,634,275
    42,000  Forest City
            Enterprises, Inc. - Class A                               1,995,420
    40,000  Koger Equity, Inc.                                          837,200
    24,700  LNR Property Corp.                                        1,222,897
    20,000  Prime Group Realty Trust - REIT*                            125,400
     5,753  ProLogis                                                    184,614
--------------------------------------------------------------------------------
 REAL ESTATE - 12.0% - Continued
    46,700  The St. Joe Company                                      $1,741,443
    65,200  Trammell Crow Co.*                                          863,900
--------------------------------------------------------------------------------
                                                                      8,605,149
--------------------------------------------------------------------------------
 RESTAURANTS - 0.8%
    25,400  Jack in the Box, Inc.*                                      542,544
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR EQUIPMENT - 5.5%
    30,000  Applied Materials, Inc.*                                    673,500
    52,200  Credence Systems Corp.*                                     686,952
    15,000  CyberOptics Corp.*                                          162,000
    85,000  Electro Scientific Industries, Inc.*                      2,023,000
    52,700  FSI International, Inc.*                                    388,926
--------------------------------------------------------------------------------
                                                                      3,934,378
--------------------------------------------------------------------------------
 TELECOMMUNICATION EQUIPMENT - 4.0%
    80,300  Comverse Technology, Inc.*                                1,412,477
   168,000  Tellabs, Inc.*                                            1,416,240
--------------------------------------------------------------------------------
                                                                      2,828,717
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $45,078,431
--------------------------------------------------------------------------------
FOREIGN STOCKS - 22.5%
 AUTOMOTIVE - 3.3%
   110,000  Toyota Industries Corp.                                   2,335,075
--------------------------------------------------------------------------------
 BUSINESS SERVICES - 0.3%
    92,100  JZ Equity Partners PLC                                      200,733
--------------------------------------------------------------------------------
 COMPUTERS - INTEGRATED SYSTEMS - 0.7%
    103,100  Geac Computer Corp.*                                       536,144
--------------------------------------------------------------------------------
 ENERGY - 3.4%
    31,000  Fording Canadian Coal Trust                               1,101,120
   174,400  Smedvig ASA - Class A                                     1,323,834
--------------------------------------------------------------------------------
                                                                      2,424,954
--------------------------------------------------------------------------------
 FOREST PRODUCTS & PAPER - 1.3%
   160,600  Sfk Pulp Fund                                               944,523
--------------------------------------------------------------------------------
 INDUSTRIAL - 1.7%
    72,000  Agrium, Inc.                                              1,185,120
--------------------------------------------------------------------------------
 INSURANCE - 1.8%
   189,000  Aioi Insurance Company, Ltd.                                751,274
   410,000  British Insurance Holding PLC*                              533,957
--------------------------------------------------------------------------------
                                                                      1,285,231
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES - 8.6%
    81,800  Brascan Corp. - Class A                                   2,498,171
   280,000  Hutchison Whampoa, Ltd.                                   2,064,764
   172,500  Investor AB - Class A                                     1,654,205
--------------------------------------------------------------------------------
                                                                      6,217,140
--------------------------------------------------------------------------------
 PHARMACEUTICALS - 1.4%
    53,000  Sankyo Company, Ltd.                                        996,501
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                                $16,125,421
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 85.5%
(COST $49,015,403)                                                  $61,203,852
OTHER ASSETS IN EXCESS OF LIABILITIES - 14.5%                        10,396,405
--------------------------------------------------------------------------------
     NET ASSETS - 100.0%                                            $71,600,257
-------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.
REIT - Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

------------------------------
38  TOUCHSTONE VALUE PLUS FUND
------------------------------

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)
--------------------------------------------------------------------------------

(Unaudited)

TVST Value Plus Fund

CURRENT STRATEGY

The Fund's total return was 29.72% for the twelve months ended December 31, 2003. The total return for the Russell 1000 Value Index was 30.03% for the same period. The Fund's benchmark Index was formerly the S&P/Barra Value Index and has been changed to the Russell 1000 Value Index. The Russell 1000 Value Index is a more reflective benchmark for the Fund as its composition better represents the investable large-cap universe.

Investors were paid to take risks during 2003. This was confirmed by the significant outperformance in stocks that exhibited low quality, high risk characteristics. As a result, many high quality, bell-weather names underperformed the major market indices.

The markets clearly discounted the fact that this economic recovery is real. The very accommodative fiscal and monetary policies that Mr. Greenspan and the Bush Administration have provided helped to create a fertile environment for financial markets. Corporate profits are improving nicely, balance sheets have improved significantly and capital spending by corporations is starting to gain momentum.

These major influences to the stock market surge in 2003 will need to continue for the markets to move higher. We are optimistic that these improving trends can continue, but caution that the stock market is not necessarily cheap on a valuation basis.

For 2003, we were slightly overweight Energy and Industrials. We were underweight Information Technology and Consumer Staples. From a stock selection standpoint, the best performing sectors in the portfolio for the year were Industrials and Health Care.

Current P/Es are relatively high in comparison to historical P/Es and further market gains will need to be driven by earnings gains and not P/E multiple expansion. Thus, we will need validation from companies in 2004 that they can meet today's higher earnings expectations, which should allow for a decent investing environment next year. As the economy continues to improve, we also believe that larger capitalization, higher quality names will begin to emerge as the market leaders. We believe the Fund is very well positioned to benefit in this type of environment.

                                                  ------------------------------
                                                  TOUCHSTONE VALUE PLUS FUND  39
                                                  ------------------------------

-------------------------------
  Average Annual Total Return
-------------------------------
One Year   Five Years   Since
 Ended       Ended    Inception
12/31/03   12/31/03    05/01/98
 29.72%      2.17%      2.29%
-------------------------------
    Cumulative Total Return
-------------------------------
       Since Inception
           05/01/98
            13.68%
-------------------------------

                                  [LINE GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

                                                  Touchstone
                                                    Value          S&P 500
                                                  Plus Fund     (Major Index)
                                                  ----------     -----------

5/98 .............................................. 10000          10000
                                                     9670           9747
                                                     9840          10143
                                                     8810           9210
12/98 ............................................. 10211          11171
                                                    10542          11729
                                                    11345          12556
                                                    10321          11771
12/99 ............................................. 11744          13523
                                                    11650          13833
                                                    11451          13465
                                                    11451          13334
12/00 ............................................. 12055          12290
                                                    11498          10835
                                                    12328          11469
                                                    10919           9785
12/01 ............................................. 11948          10831
                                                    11937          10861
                                                    10110           9405
                                                     8168           7780
12/02 .............................................  8763           8437
                                                     8438           8171
                                                     9933           9429
                                                    10061           9678
12/03 ............................................. 11368          10857

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1998.

------------------------------
40  TOUCHSTONE VALUE PLUS FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2003

  Shares                                                                Value

COMMON STOCKS - 97.2%
 AUTOMOTIVE - 1.4%
     3,350  Magna International - Class A                             $ 268,168
--------------------------------------------------------------------------------
 BANKING - 8.7%
     5,885  Bank Of America                                             473,331
     8,805  Bank One                                                    401,420
    13,017  Citigroup                                                   631,844
     3,440  Wells Fargo                                                  202,582
--------------------------------------------------------------------------------
                                                                       1,709,177
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 7.5%
     8,130  Anheuser Busch                                              428,288
    14,505  Darden Restaurants                                          305,185
     3,770  Diageo plc - ADR                                            199,282
    21,280  McDonald's                                                  528,383
--------------------------------------------------------------------------------
                                                                      1,461,138
--------------------------------------------------------------------------------
 BUILDING MATERIALS - 2.4%
    17,130  Masco                                                       469,533
--------------------------------------------------------------------------------
CHEMICALS - 1.5%
     6,335  Du Pont (E.I.) De Nemours                                   290,713
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION - 9.1%
    12,325  Computer  Sciences*                                         545,135
    27,105  Hewlett-Packard                                             622,601
     2,220  International Business Machines                             205,750
     5,195  Lexmark International Group, Class A*                       408,535
--------------------------------------------------------------------------------
                                                                      1,782,021
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES - 2.8%
     6,435  Cinergy                                                     249,742
     4,665  Dominion Resources                                          297,767
--------------------------------------------------------------------------------
                                                                        547,509
--------------------------------------------------------------------------------
 ELECTRONICS - 4.0%
     5,000  Analog Devices                                              228,250
    10,150  Intel                                                       326,830
     8,360  STMicroelectronics  N.V.                                    225,804
--------------------------------------------------------------------------------
                                                                        780,884
--------------------------------------------------------------------------------
 FINANCIAL SERVICES - 7.3%
     3,900  Federal Home Loan Mortgage Corporation                      227,448
     7,190  Federal National Mortgage Association                       539,681
    10,855  J.P. Morgan Chase                                           398,704
     3,435  Lehman Brothers Holdings                                    265,251
--------------------------------------------------------------------------------
                                                                      1,431,084
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS - 5.3%
    12,375  HCA                                                         531,630
     5,120  Wellpoint Health Networks*                                  496,589
--------------------------------------------------------------------------------
                                                                      1,028,219
--------------------------------------------------------------------------------
 HEAVY MACHINERY - 4.7%
     4,950  Caterpiller                                                 410,949
     7,570  Ingersollrand                                               513,852
--------------------------------------------------------------------------------
                                                                        924,801
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS - 2.6%
     8,500  Kimberly-Clark                                              502,265
--------------------------------------------------------------------------------
 INDUSTRIAL - DIVERSIFIED - 3.5%
     9,180  General Electric                                            284,396
    15,365  Tyco International                                          407,173
--------------------------------------------------------------------------------
                                                                        691,569
--------------------------------------------------------------------------------
 INSURANCE - 3.4%
     5,515  Chubb                                                       375,572
     5,800  Radian Group                                                282,750
--------------------------------------------------------------------------------
                                                                        658,322
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING - 2.0%
    21,815  Time Warner*                                                392,452
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES - 1.3%
     5,095  Johnson & Johnson                                           263,208
--------------------------------------------------------------------------------
 METALS - 1.1%
     5,415  Alcoa                                                       205,770
--------------------------------------------------------------------------------
 OIL & GAS - 8.6%
     5,230  Baker Houghes                                               168,197
     4,225  ChevronTexaco                                               364,998
     7,720  ConocoPhillips                                              506,200
     9,946  Exxon Mobil                                                 407,786
     6,485  Noble*                                                      232,033
--------------------------------------------------------------------------------
                                                                      1,679,214
--------------------------------------------------------------------------------
 PAPER & RELATED PRODUCTS - 2.0%
     9,285  International Paper Company                                 400,276
--------------------------------------------------------------------------------
 PHARMACEUTICALS - 6.2%
    12,420  McKesson                                                    399,427
     4,030  Merck & Co.                                                 186,186
    17,690  Pfizer                                                      624,988
--------------------------------------------------------------------------------
                                                                      1,210,601
--------------------------------------------------------------------------------
 RETAILERS - 5.2%
    13,445  CVS                                                         485,633
    15,000  Home Depot, Inc.                                            532,350
--------------------------------------------------------------------------------
                                                                      1,017,983
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS - 4.0%
     6,310  Alltell                                                     293,920
    11,470  SBC Communications                                          299,023
     5,650  Verizon Communications                                      198,202
--------------------------------------------------------------------------------
                                                                        791,145
--------------------------------------------------------------------------------
 TRANSPORTATION - 2.6%
     7,355  Union Pacific                                               511,025
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 97.2%
(COST  $16,162,080)                                                 $19,017,077
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%                            543,742
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $19,560,819
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  41
                                            ------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 2003

                                                                          Touchstone                      Touchstone
                                                         Touchstone         Baron        Touchstone      Eagle Capital
                                                          Balanced        Small Cap       Core Bond       Appreciation
                                                            Fund            Fund            Fund             Fund
ASSETS:
Investments, at cost                                     $ 22,679,172    $ 11,439,933    $ 43,831,899    $ 30,223,447
---------------------------------------------------------------------------------------------------------------------
Investments, at value-- including $487,320 and $243,817  $ 26,388,220    $ 15,863,723    $ 44,322,111    $ 32,912,032
      of securities loaned for the Baron Small Cap Fund
      and the Core Bond Fund, respectively
Cash                                                          692,395         312,140             390         956,718
Collateral for securities loaned, at fair value                    --         504,300         254,125              --
Receivables for:
        Interest                                               98,948               2         378,982               5
        Dividends                                              14,513           1,041              --          80,738
        Fund shares sold                                        6,894              --               3           4,867
        Securities lending income                                 108              62              72              --
Other assets                                                        2              --              --              --
---------------------------------------------------------------------------------------------------------------------
                        Total Assets                       27,201,080      16,681,268      44,955,683      33,954,360
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
        Securities loaned                                          --         504,300         254,125              --
        Unrealized depreciation on
               foreign forward currency contracts              12,391              --              --              --
        Investments purchased                                      --              --       2,068,674              --
        Fund shares redeemed                                  139,105           5,840          14,110           7,858
Payable to Investment Advisor                                  17,513          20,131          19,803          21,081
Payable to affiliates                                           3,447           3,332           4,026           3,230
Other accrued expenses                                         13,314          14,398          14,562          25,006
---------------------------------------------------------------------------------------------------------------------
                        Total Liabilities                     185,770         548,001       2,375,300          57,175
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 27,015,310    $ 16,133,267    $ 42,580,383    $ 33,897,185
=====================================================================================================================
Shares outstanding                                          1,799,485       1,116,490       4,178,477       2,956,939
=====================================================================================================================
Net asset value per share                                      $15.01          $14.45          $10.19          $11.46
=====================================================================================================================
NET ASSETS CONSIST OF:
        Paid-in capital                                  $ 24,212,284    $ 12,998,995    $ 42,320,656    $ 43,517,837
        Accumulated net investment income                      88,750              --               2          30,233
        Accumulated net realized loss on investments
                and foreign currency transactions            (982,396)     (1,289,518)       (230,487)    (12,339,470)
        Net unrealized appreciation on investments
                and foreign currency transactions           3,696,672       4,423,790         490,212       2,688,585
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING              $ 27,015,310    $ 16,133,267    $ 42,580,383    $ 33,897,185
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

------------------------------------
42  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilites continued

                                                          Touchstone      Touchstone      Touchstone
                                                           Emerging        Enhanced        Growth &       Touchstone
                                                            Growth        Dividend 30       Income        High Yield
                                                             Fund            Fund            Fund            Fund
ASSETS:
Investments, at cost                                     $ 26,827,916    $ 28,404,379    $ 27,609,209    $ 41,935,447
---------------------------------------------------------------------------------------------------------------------
Investments, at value
    - including $3,935,819, $386,427 and $702,673        $ 35,779,185    $ 29,310,387    $ 31,555,019    $ 44,965,202
    of securities loaned for the Emerging Growth Fund,
    Enhanced Dividend 30 Fund and the High Yield Fund,
    respectively
Cash                                                        1,904,612         910,021       1,474,044             990
Collateral for securities loaned, at fair value             4,197,780         389,899              --         743,030
Receivables for:
        Interest                                                   --               5               7         912,471
        Dividends                                               3,681          89,451          76,795           9,734
        Investments sold                                      159,612               -              --              --
        Fund shares sold                                           49           4,525           1,573              --
        Securities lending income                                 531               9              --             289
---------------------------------------------------------------------------------------------------------------------
                        Total Assets                       42,045,450      30,704,297      33,107,438      46,631,716
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
        Securities loaned                                   4,197,780         389,899              --         743,030
        Investments purchased                                 246,469              --         300,040              --
        Fund shares redeemed                                   11,834              --           1,652          10,277
Payable to Investment Advisor                                  26,292          10,752          14,258          16,587
Payable to affiliates                                           3,333           3,339           3,333           4,014
Other accrued expenses                                         22,402          42,640          20,215          14,019
---------------------------------------------------------------------------------------------------------------------
                        Total Liabilities                   4,508,110         446,630         339,498         787,927
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 37,537,340    $ 30,257,667    $ 32,767,940    $ 45,843,789
=====================================================================================================================
Shares outstanding                                          1,911,262       3,401,595       3,305,376       5,644,230
=====================================================================================================================
Net asset value per share                                      $19.64           $8.90           $9.91           $8.12
=====================================================================================================================
NET ASSETS CONSIST OF:
        Paid-in capital                                  $ 26,723,570    $ 30,919,324    $ 29,672,160    $ 46,339,265
        Accumulated net investment income                          --               3              --              22
        Accumulated net realized
            gain (loss) on investments                      1,862,501      (1,567,668)       (850,030)     (3,525,253)
        Net unrealized appreciation on investments          8,951,269         906,008       3,945,810       3,029,755
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING              $ 37,537,340    $ 30,257,667    $ 32,767,940    $ 45,843,789
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  43
                                            ------------------------------------

--------------------------------------------------------------------------------

                                                                         Touchstone      Touchstone
                                                                           Money        Third Avenue     Touchstone
                                                                           Market          Value         Value Plus
                                                                            Fund            Fund            Fund
ASSETS:
Investments, at cost                                                    $ 103,629,555   $  49,015,403   $  16,162,080
---------------------------------------------------------------------------------------------------------------------
Investments, at value                                                   $ 103,629,555   $  61,203,852   $  19,017,077
Cash                                                                            2,646      10,530,037         553,017
Foreign Currency (cost $4,078)                                                     --           4,122              --
Receivables for:
        Interest                                                              392,902              52               3
        Dividends                                                                  --          75,228          17,681
        Foreign Tax Reclaims                                                       --          13,909              --
        Fund shares sold                                                           --              45           2,001
        Securities loaned income                                                   --              --              27
Other assets                                                                        3               1              --
---------------------------------------------------------------------------------------------------------------------
                        Total Assets                                      104,025,106      71,827,246      19,589,806
---------------------------------------------------------------------------------------------------------------------

LIABILITIES:
Payable for:
        Investments purchased                                               2,805,000          101,560             --
        Fund shares redeemed                                                       --          46,339           4,218
Payable to Investment Advisor                                                  22,127          47,132           9,722
Payable to affiliates                                                          13,648           5,717           3,332
Other accrued expenses                                                         23,711          26,241          11,715
---------------------------------------------------------------------------------------------------------------------
                        Total Liabilities                                   2,864,486         226,989          28,987
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 101,160,620   $  71,600,257   $  19,560,819
---------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
        Net assets attributable to Class A shares                       $          --   $  71,600,257   $  19,560,819
        Shares of beneficial interest outstanding
                (unlimited number of shares authorized, no par value)              --       3,826,704       2,021,755
        Net asset value, offering price and redemption price per sha$              --   $       18.71   $        9.68

PRICING OF CLASS I SHARES
        Net assets attributable to Class I shares                       $  73,277,669   $          --   $          --
        Shares of beneficial interest outstanding
                (unlimited number of shares authorized, no par value)      73,262,571              --              --
        Net asset value, offering price and redemption price per share  $        1.00   $          --   $          --

PRICING OF CLASS SC SHARES
        Net assets attributable to Class SC shares                      $  27,882,951   $          --   $          --
        Shares of beneficial interest outstanding
                (unlimited number of shares authorized, no par value)      27,888,429              --              --
        Net asset value, offering price and redemption price per share  $        1.00   $          --   $          --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
        Paid-in capital                                                 $ 101,603,291   $  65,841,944   $  25,021,248
        Accumulated (distributions in excess of) net investment income             --          (3,971)              2
        Accumulated net realized loss on investments
                and foreign currency transactions                            (442,671)     (6,427,709)     (8,315,428)
        Net unrealized appreciation on investments
                and foreign currency transactions                                  --      12,189,993       2,854,997
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $ 101,160,620   $  71,600,257   $  19,560,819
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

------------------------------------
44  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          Touchstone               Touchstone              Touchstone
                                                           Balanced                Baron Small             Core Bond
                                                             Fund                   Cap Fund                  Fund
                                                          ------------    ---------------------------      ------------
                                                            For the         For the         For the         For the
                                                             Year          Six Months         Year            Year
                                                             Ended            Ended           Ended           Ended
                                                          December 31,    December 31,       June 30,      December 31,
                                                              2003            2003             2003            2003
INVESTMENT INCOME:
        Interest                                          $   451,560     $     1,842     $     2,448     $ 1,899,546
        Dividends(a)                                          218,006          13,045           9,830              --
        Income from securities loaned                             622             349              71             175
        Other                                                   1,194              --              --              --
---------------------------------------------------------------------------------------------------------------------
                Total Investment Income                       671,382          15,236          12,349       1,899,721
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
        Investment advisory fees                              195,314          73,462         107,252         242,570
        Custody fees                                            9,867           5,500          45,407          13,400
        Professional fees                                       6,820           5,499          58,514           5,999
        Sponsor fees                                           48,829          13,993           4,040          88,208
        Administration fees                                    23,998          10,065           4,666          26,696
        Trustee fees                                            4,827           1,000          14,700           4,800
        Accounting and pricing fees                            15,998           6,760           3,111          17,900
        Other expenses                                         10,232           7,049          12,808           4,184
---------------------------------------------------------------------------------------------------------------------
                Total expenses                                315,885         123,328         250,498         403,757
                Fees waived and/or expenses reimburs          (47,226)             --         (80,885)             --
                Waiver of Sponsor fees                        (48,829)         (7,414)         (4,040)        (72,968)
---------------------------------------------------------------------------------------------------------------------
                Net expenses                                  219,830         115,914         165,573         330,789
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  451,552        (100,678)       (153,224)      1,568,932
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
                Investments                                 1,333,013            (521)       (716,709)         30,399
                Foreign currency                             (234,199)             --              --              --
---------------------------------------------------------------------------------------------------------------------
                                                            1,098,814            (521)       (716,709)         30,399
---------------------------------------------------------------------------------------------------------------------
        Net change in unrealized
          appreciation/depreciation on:
                Investments                                 2,941,485       2,143,138         776,043        (183,866)
                Foreign currency                              290,487              --              --              --
---------------------------------------------------------------------------------------------------------------------
                                                            3,231,972       2,143,138         776,043        (183,866)
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                     4,330,786       2,142,617          59,334        (153,467)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                $ 4,782,338     $ 2,041,939     $   (93,890)    $ 1,415,465
---------------------------------------------------------------------------------------------------------------------
(a) Net of foreign  tax withholding of                    $        (9)    $        --     $        --     $        --

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  45
                                            ------------------------------------

--------------------------------------------------------------------------------

                                                                                 Touchstone               Touchstone
                                                                                Eagle Capital              Emerging
                                                                              Appreciation Fund           Growth Fund
                                                                          ---------------------------     -----------
                                                                            For the          For the        For the
                                                                           Six Months          Year           Year
                                                                             Ended            Ended          Ended
                                                                           December 31,      June 30,      December 31,
                                                                              2003             2003           2003
INVESTMENT INCOME:
        Interest                                                          $     1,483     $     2,977     $    17,069
        Dividends                                                             243,589         171,727          99,472
        Income from securities loaned                                              18              --           2,899
        Other                                                                      --              --             496
---------------------------------------------------------------------------------------------------------------------
                Total Investment Income                                       245,090         174,704         119,936
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
        Investment advisory fees                                              116,764         126,615         236,729
        Accounting and pricing fees                                             7,730           2,893          15,998
        Administration fees                                                    11,597           4,339          23,998
        Custody fees                                                               43          37,170          22,500
        Professional fees                                                      10,966          59,837           6,792
        Sponsor fees                                                           31,137          10,172          59,183
        Trustee fees                                                              464          17,340           4,990
        Other expenses                                                          4,166          12,627             632
---------------------------------------------------------------------------------------------------------------------
                Total expenses                                                182,867         270,993         370,822
                Fees waived and/or expenses reimbursed by the Advisor              --         (51,908)             --
                Waiver of Sponsor fees                                        (19,141)        (10,172)        (30,672)
---------------------------------------------------------------------------------------------------------------------
                Net expenses                                                  163,726         208,913         340,150
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   81,364         (34,209)       (220,214)
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments                             3,561,504      (5,407,929)      3,134,408
        Net change in unrealized appreciation/depreciation on investments   1,209,077       5,855,636       8,648,837
---------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                            4,770,581         447,707      11,783,245
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 4,851,945     $   413,498     $11,563,031
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

------------------------------------
46  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                Touchstone      Touchstone
                                                 Enhanced         Growth         Touchstone     Touchstone
                                                 Dividend        & Income        High Yield    Money Market
                                                  30 Fund          Fund             Fund          Fund
                                                ------------    ------------    ------------   -------------
                                                  For the         For the         For the         For the
                                                    Year            Year            Year            Year
                                                   Ended           Ended           Ended           Ended
                                                December 31,    December 31,    December 31,    December 31,
                                                    2003            2003            2003            2003
INVESTMENT INCOME:
        Interest                                 $    1,226      $    4,763      $3,954,994     $   838,164
        Dividends                                   230,810         727,257          38,938              --
        Income from securities loaned                    10              --           6,128              --
        Other                                         2,263              --              --              --
------------------------------------------------------------------------------------------------------------
                Total Investment Income             234,309         732,020       4,000,060         838,164
------------------------------------------------------------------------------------------------------------
EXPENSES:
        Investment advisory fees                     65,586         216,804         224,576         133,980
        Accounting and pricing fees                  15,998          15,998          17,999          33,089
        Administration fees                          23,998          23,998          27,996          49,833
        Custody fees                                  8,801           8,881          13,200           9,923
        Distribution expenses, Class SC                  --              --              --          47,523
        Professional fees                             7,999              --           9,001           6,100
        Sponsor fees                                 20,180          57,909          89,832         139,172
        Trustee fees                                  4,700           5,000           5,000           2,001
        Other expenses                                2,828           2,081             402              --
------------------------------------------------------------------------------------------------------------
                Total expenses                      150,090         330,671         388,006         421,621
                Fees waived and/or expenses
                 reimbursed by the Advisor          (54,173)        (42,236)             --         (28,931)
                Waiver of Sponsor fees              (20,180)        (57,909)        (57,304)       (139,172)
------------------------------------------------------------------------------------------------------------
                Net expenses                         75,737         230,526         330,702         253,518
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               158,572         501,494       3,669,358         584,646
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments    (112,369)        114,705        (875,133)          6,574
------------------------------------------------------------------------------------------------------------
        Net change in unrealized
                appreciation/depreciation on
                investments                       3,298,879       7,291,883       6,370,162              --
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                  3,186,510       7,406,587       5,495,029           6,574
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                       $3,345,082      $7,908,082      $9,164,387     $   591,220
============================================================================================================

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  47
                                            ------------------------------------

--------------------------------------------------------------------------------

                                                                                      Touchstone                 Touchstone
                                                                                     Third Avenue                Value Plus
                                                                                      Value Fund                    Fund
                                                                              ---------------------------       ------------
                                                                                For the         For the           For the
                                                                              Six Months          Year              Year
                                                                                 Ended           Ended             Ended
                                                                              December 31,      June 30,        December 31,
                                                                                  2003            2003              2003
INVESTMENT INCOME:
        Interest                                                             $     8,137      $    13,108       $    13,646
        Dividends(a)                                                             313,506          595,142           283,786
        Income from securities loaned                                                 --               --               126
-----------------------------------------------------------------------------------------------------------------------------
                Total Investment Income                                          321,643          608,250           297,558
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
        Investment advisory fees                                                 248,046          276,900           104,833
        Accounting and pricing fees                                               12,050            3,761            15,998
        Administration fees                                                       18,000            5,739            23,998
        Custody fees                                                               4,000           85,219            25,238
        Professional fees                                                          1,999           45,083             5,255
        Sponsor fees                                                              62,012           17,665            27,956
        Trustee fees                                                               2,090           17,996             1,024
        Other expenses                                                             2,802           13,491             1,475
-----------------------------------------------------------------------------------------------------------------------------
                Total expenses                                                   350,999          465,854           205,777
                Fees waived and/or expenses reimbursed by the Advisor                 --           (1,188)          (16,938)
                Waiver of Sponsor fees                                           (26,363)         (17,665)          (27,956)
-----------------------------------------------------------------------------------------------------------------------------
                Net expenses                                                     324,636          447,001           160,883
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      (2,993)         161,249           136,675
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
                Investments                                                     (104,679)      (1,638,026)       (1,780,981)
                Foreign currency                                                  (6,160)            (193)               --
-----------------------------------------------------------------------------------------------------------------------------
                                                                                (110,839)      (1,638,219)       (1,780,981)
-----------------------------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation/depreciation on:
                Investments                                                   14,820,267       (1,222,404)        5,909,942
                Foreign currency                                                   2,310           (4,781)               --
-----------------------------------------------------------------------------------------------------------------------------
                                                                              14,822,577       (1,227,185)        5,909,942
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        14,711,738       (2,865,404)        4,128,961
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $14,708,745      $(2,704,155)      $ 4,265,636
=============================================================================================================================
(a) Net of foreign tax withholding of:                                       $     2,675      $        --       $        --

The accompanying notes are an integral part of the financial statements.

------------------------------------
48  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  Touchstone                              Touchstone                             Touchstone
                                   Balanced                               Baron Small                             Core Bond
                                     Fund                                  Cap Fund                                 Fund
                          ---------------------------    -------------------------------------------    ----------------------------
                            For the         For the        For the         For the         For the          For the       For the
                              Year           Year         Six Months         Year            Year            Year           Year
                             Ended          Ended            Ended          Ended           Ended           Ended          Ended
                           December 31,  December 31,     December 31,     June 30,        June 30,       December 31,  December 31,
                              2003           2002             2003           2003            2002            2003           2002
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS:
        Net investment
        income (loss)    $   451,552    $    564,092     $  (100,678)   $  (153,224)    $  (119,842)     $ 1,568,932    $ 1,721,917
        Net realized
        gain (loss) on:
           Investments     1,333,013     (2,166,926)            (521)      (716,709)       (443,543)          30,399        799,458
           Foreign
            currency        (234,199)       (88,749)              --             --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
                           1,098,814     (2,255,675)            (521)      (716,709)       (443,543)          30,399        799,458
------------------------------------------------------------------------------------------------------------------------------------
        Net change in unrealized
        appreciation/
        depreciation on:
           Investments     2,941,485       (550,323)       2,143,138        776,043         653,901         (183,866)       392,412
           Foreign currency  290,487       (283,495)              --             --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
                           3,231,972       (833,818)       2,143,138        776,043         653,901         (183,866)       392,412
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
        in net assets
        from operations    4,782,338     (2,525,401)       2,041,939        (93,890)         90,516        1,415,465      2,913,787
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
        Net investment
         income             (160,175)      (501,088)              --             --              --       (1,598,387)    (3,644,239)
        Realized capital
         gains                    --         (3,140)              --             --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends and
         distributions      (160,175)      (504,228)              --             --              --       (1,598,387)    (3,644,239)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
        Proceeds from
         shares sold       5,238,243      4,935,841        5,046,022      6,641,305      13,276,208       22,898,959     13,707,443
        Reinvestment of
         dividends           160,175        504,228               --             --              --        1,598,387      3,644,239
        Cost of shares
         redeemed         (6,621,518)    (7,021,282)      (2,880,339)    (6,599,659)     (8,086,777)     (23,657,854)    (9,535,359)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase
         (decrease)
         from share
         transactions     (1,223,100)    (1,581,213)       2,165,683         41,646       5,189,431          839,492      7,816,323
------------------------------------------------------------------------------------------------------------------------------------
        Total increase
         (decrease) in
          net assets       3,399,063     (4,610,842)       4,207,622        (52,244)      5,279,947          656,570      7,085,871
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of
         period           23,616,247     28,227,089       11,925,645     11,977,889       6,697,942       41,923,813     34,837,942
------------------------------------------------------------------------------------------------------------------------------------
        End of period    $27,015,310    $23,616,247      $16,133,267    $11,925,645     $11,977,889      $42,580,383    $41,923,813
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  49
                                            ------------------------------------

--------------------------------------------------------------------------------

                                                           Touchstone                             Touchstone
                                                          Eagle Capital                         Emerging Growth
                                                        Appreciation Fund                            Fund
                                          ------------------------------------------    -----------------------------
                                             For the       For the         For the        For the           For the
                                            Six Months       Year           Year            Year             Year
                                              Ended         Ended          Ended           Ended            Ended
                                           December 31,    June 30,       June 30,      December 31,     December 31,
                                              2003           2003           2002            2003             2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income (loss)      $    81,364    $   (34,209)   $   (86,097)    $  (220,214)     $  (270,845)
        Net realized gain (loss)
        on investments                      3,561,504     (5,407,929)    (5,689,731)      3,134,408         (735,606)
        Net change in unrealized
                appreciation/depreciation
                on investments              1,209,077      5,855,636     (3,883,419)      8,648,837       (6,584,252)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
        assets  from operations             4,851,945        413,498     (9,659,247)     11,563,031       (7,590,703)
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
        Net investment income                 (36,128)            --             --              --               --
        Realized capital gains                     --             --     (2,554,047)       (305,459)      (1,178,459)
----------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions     (36,128)            --     (2,554,047)       (305,459)      (1,178,459)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
        Proceeds from shares sold           2,873,083      3,017,614      4,229,741       5,779,124       18,283,447
        Proceeds from shares issued
                in connection with
                aquisitions (Note 8)               --     11,653,247             --              --               --
        Reinvestment of dividends              36,128             --      2,554,047         305,459        1,178,459
        Cost of shares redeemed            (2,450,869)    (6,770,667)    (6,269,144)     (5,212,656)     (21,590,131)
----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)
                from share transactions       458,342      7,900,194        514,644         871,927       (2,128,225)
----------------------------------------------------------------------------------------------------------------------
        Total increase (decrease)
                in net assets               5,274,159      8,313,692    (11,698,650)     12,129,499      (10,897,387)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of period                28,623,026     20,309,334     32,007,984      25,407,841       36,305,228
----------------------------------------------------------------------------------------------------------------------
        End of period                     $33,897,185    $28,623,026    $20,309,334     $37,537,340      $25,407,841
======================================================================================================================
                                                    Touchstone
                                                 Enhanced Dividend
                                                     30 Fund
                                           -----------------------------
                                             For the          For the
                                               Year             Year
                                              Ended            Ended
                                           December 31,     December 31,
                                               2003             2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income (loss)       $   158,572      $   104,393
        Net realized gain (loss)
        on investments                        (112,369)        (910,095)
        Net change in unrealized
                appreciation/depreciation
                on investments               3,298,879       (1,676,937)
-----------------------------------------------------------------------
Net increase (decrease) in net
        assets  from operations              3,345,082       (2,482,639)
-----------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
        Net investment income                 (158,569)        (104,398)
        Realized capital gains                      --               --
-----------------------------------------------------------------------
        Total dividends and distributions     (158,569)        (104,398)
-----------------------------------------------------------------------
SHARE TRANSACTIONS:
        Proceeds from shares sold            2,616,547          829,682
        Proceeds from shares issued
                in connection with
                aquisitions (Note 8)        17,355,842               --
        Reinvestment of dividends              158,569          104,398
        Cost of shares redeemed               (620,415)      (1,806,309)
-----------------------------------------------------------------------
        Net increase (decrease)
                from share transactions     19,510,543         (872,229)
-----------------------------------------------------------------------
        Total increase (decrease)
                in net assets               22,697,056       (3,459,266)
-----------------------------------------------------------------------
NET ASSETS:
        Beginning of period                  7,560,611       11,019,877
-----------------------------------------------------------------------
        End of period                      $30,257,667      $ 7,560,611
=======================================================================

The accompanying notes are an integral part of the financial statements.

------------------------------------
50  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                              Touchstone                      Touchstone                      Touchstone
                                            Growth & Income                   High Yield                     Money Market
                                                 Fund                           Fund                            Fund
                                     ----------------------------  ------------------------------  ------------------------------
                                       For the         For the         For the         For the         For the        For the
                                        Year            Year            Year            Year            Year           Year
                                        Ended           Ended           Ended           Ended           Ended          Ended
                                     December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        2003            2002            2003            2002            2003            2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income      $     501,494   $    535,635    $  3,669,358    $   2,399,033   $    584,646    $   169,881
        Net realized gain (loss)
             on investments              114,705         29,680        (875,133)        (665,942)         6,574             (6)
        Net change in unrealized
             appreciation/
             depreciation
             on investments            7,291,883     (5,238,924)      6,370,162         (918,344)            --             --
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)
             in net assets
             from operations           7,908,082     (4,673,609)      9,164,387          814,747        591,220        169,875
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
        Net investment income,
             Class A                   (509,113)     (1,021,324)     (3,734,538)      (2,330,508)            --             --
        Net investment income,
             Class I                         --              --              --               --       (464,408)      (169,881)
        Net investment income,
             Class SC                        --              --              --               --       (120,260)            --
        Realized capital gains         (804,400)     (1,022,241)             --               --             --             --
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends
             and distributions       (1,313,513)     (2,043,565)     (3,734,538)      (2,330,508)      (584,668)      (169,881)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
        Proceeds from shares sold     5,258,961       2,279,358      51,076,595       27,250,110             --     132,327,026
        Reinvestment of dividends     1,313,513       2,043,565       3,734,538        2,330,508             --         169,881
        Cost of shares redeemed      (5,662,129)     (6,466,134)    (46,925,746)     (13,560,509)            --    (133,315,327)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)
             from Class A
             share transactions         910,345      (2,143,211)      7,885,387       16,020,109             --        (818,420)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
        Proceeds from shares sold           --               --              --               --    166,533,761              --
        Proceeds from shares issued
             in connection with
             acquisitions (Note 8)          --               --              --               --     14,146,146              --
        Reinvestment of dividends           --               --              --               --        465,968              --
        Cost of shares redeemed             --               --              --               --   (117,360,891)             --
------------------------------------------------------------------------------------------------------------------------------------
        Net increase
            from Class I
            share transactions              --               --              --               --     63,784,984              --
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
        Proceeds from shares sold           --               --              --               --    145,212,281              --
        Reinvestment of dividends           --               --              --               --        120,776              --
        Cost of shares redeemed             --               --              --               --   (117,445,628)             --
------------------------------------------------------------------------------------------------------------------------------------
        Net increase
            from Class SC
            share transactions              --               --              --               --     27,887,429              --
------------------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease)
        in net assets                7,504,914       (8,860,385)     13,315,236       14,504,348     91,678,965        (818,426)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of period         25,263,026       34,123,411      32,528,553       18,024,205      9,481,655      10,300,081
------------------------------------------------------------------------------------------------------------------------------------
        End of period              $32,767,940     $ 25,263,026    $ 45,843,789    $  32,528,553   $101,160,620    $  9,481,655
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  51
                                            ------------------------------------

--------------------------------------------------------------------------------

                                                                         Touchstone                            Touchstone
                                                                        Third Avenue                           Value Plus
                                                                         Value Fund                               Fund
                                                         ------------------------------------------    ----------------------------
                                                          For the        For the         For the         For the        For the
                                                        Six Months        Year            Year            Year           Year
                                                           Ended          Ended           Ended           Ended          Ended
                                                        December 31,     June 30,        June 30,      December 31,   December 31,
                                                           2003            2003            2002            2003           2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income (loss)                   $    (2,993)    $   161,249     $    98,218     $   136,675     $   34,812
        Net realized income (loss) on:
                Investments                               (104,679)     (1,638,219)      2,627,505      (1,780,981)      (901,478)
                Foreign currency                            (6,160)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
                                                          (110,839)     (1,638,219)      2,627,505      (1,780,981)      (901,478)
------------------------------------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation/
        depreciation on:
                        Investments                     14,820,267      (1,227,185)     (4,228,271)      5,909,942     (1,012,814)
                        Foreign currency                     2,310              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
                                                        14,822,577      (1,227,185)     (4,228,271)      5,909,942     (1,012,814)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)
                in net assets from operations           14,708,745      (2,704,155)     (1,502,548)      4,265,636     (1,879,480)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
        Net investment income                                   --        (256,766)       (283,204)       (136,703)       (64,080)
        Realized capital gains                                  --        (639,990)             --              --         (1,861)
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                       --        (896,756)       (283,204)       (136,703)       (65,941)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
        Proceeds from shares sold                       10,612,076       9,522,312      27,505,313       3,326,027      2,075,515
        Proceeds from shares issued in
                connection with acquisitions (Note 8)           --       7,548,716              --       9,856,975             --
        Reinvestment of dividends                               --         896,756         283,204         136,703         65,941
        Cost of shares redeemed                         (4,219,922)    (12,088,167)    (12,847,707)     (3,031,928)    (2,226,903)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)
            from share transactions                      6,392,154       5,879,617      14,940,810      10,287,777        (85,447)
------------------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets         21,100,899       2,278,706      13,155,058      14,416,710     (2,030,868)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of period                             50,499,358      48,220,652      35,065,594       5,144,109      7,174,977
------------------------------------------------------------------------------------------------------------------------------------
        End of period                                  $71,600,257     $50,499,358     $48,220,652     $19,560,819     $5,144,109
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

------------------------------------
52  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:

                                                                                           Touchstone
                                                                                            Balanced
                                                                                              Fund
                                                              ----------------------------------------------------------------------
                                                               For the       For the        For the       For the       For the
                                                                 Year         Year           Year          Year          Year
                                                                Ended         Ended          Ended         Ended         Ended
                                                             December 31,  December 31,   December 31,  December 31,  December 31,
                                                                 2003         2002          2001(b)        2000          1999
NET ASSET VALUE, BEGINNING OF PERIOD                          $   12.42    $   13.96      $   14.24      $  13.80      $  13.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                               0.22         0.30           0.38(d)       0.50          0.43
        Net realized and unrealized gain (loss) on investments     2.46        (1.57)            --          1.25          0.90
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                   2.68        (1.27)          0.38          1.75          1.33
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                     (0.09)       (0.27)         (0.38)        (0.52)        (0.43)
        In excess of net investment income                           --           --          (0.07)           --            --
        Realized capital gains                                       --           --          (0.21)        (0.79)        (1.06)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                 (0.09)       (0.27)         (0.66)        (1.31)        (1.49)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   15.01    $   12.42      $   13.96      $  14.24      $  13.80
====================================================================================================================================
Total return                                                      21.57%       (9.09)%         2.67%        12.70%         9.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $  27,015    $  23,616      $  28,227      $ 33,763      $ 36,716
Ratios to average net assets:
        Net expenses                                               0.90%        0.90%         0.90%          0.92%         0.90%
        Expenses before voluntary expense reimbursement              NA           NA            NA             NA            NA
        Net investment income (loss)                               1.86%        2.22%         2.69%          3.20%         2.55%
        Income (loss) before voluntary expense reimbursement         NA           NA             NA            NA            NA
Portfolio turnover                                                   75%          86%           59%            54%           73%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)  The Fund commenced operations on January 1, 1999.
(d)  Calculated using average shares outstanding throughout the period.
(e)  Not annualized.
(f)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  53
                                            ------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                          Touchstone
                                                                                          Baron Small
                                                                                           Cap Fund
                                                            ------------------------------------------------------------------------
                                                             For the        For the     For the     For the    For the   For the
                                                            Six Months       Year        Year        Year        Year      Year
                                                              Ended         Ended       Ended       Ended       Ended     Ended
                                                           December 31,    June 30,    June 30,    June 30,    June 30,  June 30,
                                                              2003 (a)       2003        2002        2001        2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD                      $  12.40       $  12.53    $  12.90    $  11.64   $  12.17    $  17.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                         (0.09)         (0.16)      (0.13)      (0.03)      0.21        0.10
        Net realized and unrealized gain (loss)
         on investments                                       2.14           0.03       (0.24)       1.51      (0.64)      (1.80)
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations              2.05          (0.13)      (0.37)       1.48      (0.43)      (1.70)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                   --             --          --       (0.22)     (0.10)      (0.04)
        In excess of net investment income                      --             --          --          --         --          --
        Realized capital gains                                  --             --          --          --         --       (3.67)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions               --             --          --       (0.22)     (0.10)      (3.71)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  14.45      $   12.40    $  12.53    $  12.90   $  11.64    $  12.17
====================================================================================================================================
Total return                                                 16.53%(e)      (1.04%)     (2.87)%     12.83%     (3.52)%     (9.24)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $ 16,133      $  11,926    $ 11,978    $  6,698   $  5,917    $ 10,994
Ratios to average net assets:
        Net expenses                                          1.65%(f)      1.62%       1.55%       1.55%      1.55%        1.54%
        Expenses before voluntary expense reimbursement         NA          2.44%       2.32%       3.10%      2.25%        1.64%
        Net investment income (loss)                        (1.44)%(f)    (1.49)%     (1.33)%     (0.33)%      1.33%        0.71%
        Income (loss) before voluntary
        expense reimbursement                                   NA        (2.32)%     (2.10)%     (1.88)%      0.63%        0.61%
Portfolio turnover                                              32%(f)        29%         91%        221%       224%          76%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)  The Fund commenced operations on January 1, 1999.
(d)  Calculated using average shares outstanding throughout the period.
(e)  Not annualized.
(f)  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                            Touchstone
                                                                                            Core Bond
                                                                                               Fund
                                                               ---------------------------------------------------------------------
                                                                  For the     For the       For the       For the       For the
                                                                    Year        Year          Year          Year        Period
                                                                   Ended       Ended         Ended         Ended         Ended
                                                                December 31, December 31,  December 31,  December 31, December 31,
                                                                    2003        2002         2001(b)         2000       1999(c)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.23    $  10.38       $  10.25       $   9.98    $  10.20
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                 0.40        0.40           0.60(d)        0.74        0.76
        Net realized and unrealized gain (loss) on investments      (0.04)       0.42           0.20           0.18       (0.89)
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     0.36        0.82           0.80           0.92       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                       (0.40)      (0.97)           (0.67)       (0.65)      (0.09)
        In excess of net investment income                             --          --             --             --          --
        Realized capital gains                                         --          --             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.40)      (0.97)         (0.67)         (0.65)      (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  10.19    $  10.23       $  10.38       $  10.25    $   9.98
====================================================================================================================================
Total return                                                         3.49%       7.93%          7.85%          9.20%      (1.28)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 42,580    $ 41,924       $ 34,838       $ 32,998    $ 34,700
Ratios to average net assets:
        Net expenses                                                 0.75%       0.75%          0.75%          0.75%       0.75%
        Expenses before voluntary expense reimbursement                NA          NA             NA             NA          NA
        Net investment income (loss)                                 3.62%       4.57%          5.59%          6.36%       6.04%
        Income (loss) before voluntary expense reimbursement           NA          NA             NA
Portfolio turnover                                                    287%        152%            92%           123%         45%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)  The Fund commenced operations on January 1, 1999.
(d)  Calculated using average shares outstanding throughout the period.
(e)  Not annualized.
(f)  Annualized.

The accompanying notes are an integral part of the financial statements.

------------------------------------
54  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                          Touchstone
                                                                                         Eagle Capital
                                                                                       Appreciation Fund
                                                           ----------------------------------------------------------------------
                                                             For the       For the     For the     For the     For the   For the
                                                           Six Months       Year        Year        Year        Year      Year
                                                              Ended         Ended       Ended       Ended       Ended     Ended
                                                           December 31,    June 30,    June 30,    June 30,    June 30,  June 30,
                                                             2003(a)        2003         2002        2001        2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD                        $   9.83      $   9.85    $  15.93    $  30.25    $  26.00   $  21.11
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                            0.03         (0.01)      (0.04)      (0.10)      (0.05)     (0.06)
        Net realized and unrealized gain (loss)
         on investments                                         1.61         (0.01)      (4.73)      (9.42)       4.83       7.17
---------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                1.64         (0.02)      (4.77)      (9.52)       4.78       7.11
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                  (0.01)           --          --          --          --         --
        Realized capital gains                                    --            --       (1.31)      (4.80)      (0.53)     (2.22)
---------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions              (0.01)           --       (1.31)      (4.80)      (0.53)     (2.22)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  11.46      $   9.83    $   9.85    $  15.93    $  30.25   $  26.00
=================================================================================================================================
Total return                                                   16.70%(c)     (0.16)%    (30.55)%    (37.42)%     18.89%     35.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                          $ 33,897      $ 28,623    $ 20,309    $ 32,008    $ 56,879   $ 55,428
Ratios to average net assets:
        Net expenses                                            1.05%(d)      1.16%       1.15%       1.07%       1.01%      0.96%
        Expenses before voluntary expense reimbursement           NA          1.51%       1.17%       1.07%       1.01%      0.96%
        Net investment income                                   0.52%(d)    (0.19)%     (0.33)%     (0.45)%     (0.39)%    (0.29)%
        Income (loss) before voluntary expense reimbursement      NA        (0.54)%     (0.35)%     (0.45)%     (0.39)%    (0.29)%
Portfolio turnover                                               241%(d)       70           31%         47%         40%        27%
---------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  The Fund commenced operations on May 1, 1999.
(c)  Not annualized.
(d)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  55
                                            ------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                           Touchstone
                                                                                         Emerging Growth
                                                                                              Fund
                                                                ------------------------------------------------------------------
                                                                 For the        For the       For the       For the      For the
                                                                   Year          Year          Year          Year         Year
                                                                  Ended          Ended         Ended         Ended        Ended
                                                                December 31,  December 31,  December 31,  December 31,  December 31,
                                                                   2003          2002          2001          2000          1999
NET ASSET VALUE, BEGINNING OF PERIOD                             $  13.45      $  18.14      $  20.22      $  19.23      $  15.33
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                (0.12)        (0.14)        (0.13)        (0.05)        (0.05)
        Net realized and unrealized gain (loss) on investments       6.47         (3.90)        (0.39)         5.71          7.13
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     6.35         (4.04)        (0.52)         5.66          7.08
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                          --            --            --            --            --
        Realized capital gains                                      (0.16)        (0.65)        (1.56)        (4.67)        (3.18)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.16)        (0.65)        (1.56)        (4.67)        (3.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  19.64      $  13.45      $  18.14      $  20.22      $  19.23
====================================================================================================================================
Total return                                                        47.26%       (22.31)%       (2.62)%      (29.62)%       46.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 37,537      $ 25,408      $ 36,305      $ 42,117      $ 36,879
Ratios to average net assets:
        Net expenses                                                 1.15%         1.15%         1.15%         1.12%         1.15%
        Expenses before voluntary expense reimbursement                NA            NA            NA            NA            NA
        Net investment income                                       (0.74)%      (0.89)%        (0.72)%       (0.24)%       (0.34)%
        Income (loss) before voluntary expense reimbursement           NA            NA            NA            NA            NA
Portfolio turnover                                                     88%           63%           85%           77%           89%
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                            Touchstone
                                                                                         Enhanced Dividend
                                                                                             30 Fund
                                                                 -------------------------------------------------------------------
                                                                   For the      For the       For the      For the      For the
                                                                    Year         Year          Year         Year         Period
                                                                    Ended        Ended         Ended        Ended        Ended
                                                                 December 31, December 31,  December 31,  December 31,  December 31,
                                                                    2003          2002          2001         2000        1999(b)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   6.81     $   8.93      $  10.18     $  10.55      $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                  0.09         0.10          0.09         0.06         0.05
        Net realized and unrealized gain (loss) on investments        2.09        (2.12)        (1.25)       (0.37)        0.55
-----------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                      2.18        (2.02)        (1.16)       (0.31)        0.60
-----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                        (0.09)       (0.10)        (0.09)       (0.06)       (0.05)
        Realized capital gains                                          --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                    (0.09)       (0.10)        (0.09)       (0.06)       (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   8.90     $   6.81      $   8.93     $  10.18      $ 10.55
===================================================================================================================================
Total return                                                         32.00%      (22.67)%      (11.45)%     (3.00)%       5.99%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                $ 30,258     $  7,561      $ 11,020     $ 12,701      $13,532
Ratios to average net assets:
        Net expenses                                                  0.75%        0.75%         0.75%        0.75%        0.75%(d)
        Expenses before voluntary expense reimbursement                 NA           NA            NA           NA           NA
        Net investment income                                         1.57%        1.10%         0.90%        0.58%        0.83%(d)
        Income (loss) before voluntary expense reimbursement            NA           NA            NA           NA           NA
Portfolio turnover                                                     140%          27%            6%          27%           9%(d)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  The Fund commenced operations on May 1, 1999.
(c)  Not annualized.
(d)  Annualized.

The accompanying notes are an integral part of the financial statements.

------------------------------------
56  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                           Touchstone
                                                                                         Growth & Income
                                                                                              Fund
                                                               ---------------------------------------------------------------------
                                                                 For the       For the       For the      For the        For the
                                                                   Year          Year          Year         Year         Period
                                                                  Ended         Ended         Ended        Ended          Ended
                                                               December 31,  December 31,  December 31,  December 31,  December 31,
                                                                   2003          2002          2001         2000          1999 (a)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  7.78       $   9.93      $ 11.26       $10.71        $ 10.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                0.16           0.19         0.23         0.19           0.23
        Net realized and unrealized gain (loss) on investments      2.38          (1.67)       (0.82)        1.11           0.02
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                    2.54          (1.48)       (0.59)        1.30           0.25
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                      (0.16)         (0.33)       (0.23)       (0.23)            --
        In excess of net investment income                            --             --           --           --             --
        Realized capital gains                                     (0.25)         (0.34)       (0.51)       (0.52)            --
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                  (0.41)         (0.67)       (0.74)       (0.75)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  9.91       $   7.78      $  9.93       $11.26        $ 10.71
====================================================================================================================================
Total return                                                       32.84%        (14.90)%      (5.28)%      12.20%          2.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $32,768       $ 25,263      $34,123       $57,335       $64,779
Ratios to average net assets:
        Net expenses                                                0.85%          0.85%        0.85%         0.85%         0.85%
        Net investment income                                       1.85%          1.78%        1.13%         1.30%         1.49%
Portfolio turnover                                                    58%            69%         149%           88%           65%
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on January 1, 1999.
(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)  The Fund commenced operations on May 1, 1999.
(d)  The Fund commenced operations on May 1, 2001.
(e)  This Class commenced operations on July 15, 2003.
(f)  Calculated using average shares outstanding throughout the period.
(g)  Less than $0.01 per share.
(h)  Not annualized.
(i)  Annualized.
(j) Absent voluntary fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.80%.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  57
                                            ------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                         Touchstone
                                                                                         High Yield
                                                                                            Fund
                                                               -------------------------------------------------------------------
                                                                 For the      For the      For the       For the        For the
                                                                   Year         Year         Year         Year          Period
                                                                  Ended        Ended        Ended         Ended          Ended
                                                               December 31,  December 31, December 31, December 31,   December 31,
                                                                   2003         2002        2001(b)       2000           1999(c)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  7.13      $  7.47      $  7.73       $  8.61        $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                0.72         0.58         0.78(f)       0.82           0.58
        Net realized and unrealized gain (loss) on investments      0.99        (0.37)       (0.25)        (0.88)         (1.39)
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                    1.71         0.21         0.53         (0.06)         (0.81)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                      (0.72)       (0.55)       (0.78)        (0.82)         (0.58)
        In excess of net investment income                            --           --        (0.01)           --             --
        Realized capital gains                                        --           --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                  (0.72)       (0.55)       (0.79)        (0.82)         (0.58)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  8.12      $  7.13      $  7.47       $  7.73        $  8.61
====================================================================================================================================
Total return                                                       23.99%        2.82%        6.93%        (0.70)%        (8.11)%(h)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $45,844      $32,529      $18,024       $15,748        $14,916
Ratios to average net assets:
        Net expenses                                                0.74%(j)     0.80%        0.80%         0.80%          0.80%(i)
        Net investment income                                       8.16%        9.72%        9.59%         9.82%          9.41%(i)
Portfolio turnover                                                   101%          40%          25%           62%            42%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  Less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                              Touchstone                   Touchstone
                                                                             Money Market                  Money Market
                                                                            Fund -- Class I              Fund -- Class SC
                                                                ---------------------------------------  ----------------
                                                                 For the        For the       For the        For the
                                                                   Year           Year        Period         Period
                                                                  Ended          Ended        Ended           Ended
                                                                December 31,  December 31,  December 31,   December 31,
                                                                   2003          2002        2001(d)         2003(e)
NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00      $    1.00    $  1.00          $  1.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                 0.01           0.02       0.02(f)          0.00(g)
        Net realized and unrealized gain (loss) on investments         --             --       0.00(g)            --
----------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     0.01           0.02       0.02             0.00(g)
----------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                       (0.01)         (0.02)     (0.02)            0.00(g)
        In excess of net investment income                             --             --         --               --
        Realized capital gains                                         --             --       0.00(g)            --
----------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.01)         (0.02)     (0.02)            0.00(g)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   1.00      $    1.00    $  1.00          $  1.00
============================================================================================================================
Total return                                                         1.01%          1.58%      2.09%(h)         0.28%(h)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 73,278      $   9,482    $10,300          $27,883
Ratios to average net assets:
        Net expenses                                                 0.30%          0.60%      0.60%(i)         0.53%(i)
        Net investment income                                        0.91%          1.53%      2.95%(i)         0.63%(i)
Portfolio turnover                                                     NA             NA         NA               NA
----------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  Less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.

The accompanying notes are an integral part of the financial statements.

------------------------------------
58  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                                            Touchstone
                                                                                           Third Avenue
                                                                                            Value Fund
                                                            ------------------------------------------------------------------------
                                                                 For the       For the   For the     For the    For the   For the
                                                                Six Months      Year      Year        Year       Year      Year
                                                                   Ended        Ended     Ended       Ended      Ended     Ended
                                                                December 31,   June 30,  June 30,    June 30,   June 30,  June 30,
                                                                  2003 (a)       2003      2002        2001       2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD                             $  14.65      $ 16.08   $ 16.79     $ 13.97    $ 22.06    $ 21.02
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                (0.00)(b)     0.05      0.02        0.15       0.39       0.33
        Net realized and unrealized gain (loss) on investments       4.06        (1.17)    (0.61)       4.31      (5.12)      3.22
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     4.06        (1.12)    (0.59)       4.46      (4.73)      3.55
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                          --        (0.09)    (0.12)      (0.40)     (0.33)     (0.28)
        Realized capital gains                                         --        (0.22)       --       (1.24)     (3.03)     (2.23)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                      --        (0.31)    (0.12)      (1.64)     (3.36)     (2.51)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  18.71      $ 14.65   $ 16.08     $ 16.79    $ 13.97    $ 22.06
====================================================================================================================================
Total return                                                        27.72%(c)    (6.78)%   (3.45)%     35.66%    (23.88)%    18.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 71,600      $50,499   $48,221     $35,066    $20,994    $50,169
Ratios to average net assets:
        Net expenses                                                 1.05%(d)     1.10%     1.08%       1.15%      1.08%      0.96%
        Expenses before voluntary expense reimbursement                NA         1.15%     1.08%       1.21%      1.08%      0.96%
        Net investment income (loss)                               (0.01)%(d)     0.41%     0.23%       1.15%      1.80%      1.56%
        Income (loss) before voluntary expense reimbursement           NA         0.36%     0.23%       1.09%      1.80%      1.56%
Portfolio turnover                                                     23%(d)       23%       23%        128%        42%        50%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  Less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  59
                                            ------------------------------------

FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------

Selected data for share outstanding:

                                                                                           Touchstone
                                                                                           Value Plus
                                                                                              Fund
                                                                --------------------------------------------------------------------
                                                                  For the       For the       For the       For the       For the
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
                                                                December 31,  December 31,  December 31,  December 31,  December 31,
                                                                   2003          2002          2001          2000          1999
NET ASSET VALUE, BEGINNING OF PERIOD                             $   7.53      $  10.40      $  10.61      $  11.22      $  10.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                 0.08          0.05          0.04          0.06          0.03
        Net realized and unrealized gain (loss) on investments       2.15         (2.83)        (0.13)         0.24          1.49
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     2.23         (2.78)        (0.09)         0.30          1.52
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                       (0.08)        (0.09)           --         (0.06)        (0.03)
        Realized capital gains                                         --            --         (0.12)        (0.85)        (0.45)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.08)        (0.09)        (0.12)        (0.91)        (0.48)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   9.68      $   7.53      $  10.40      $  10.61      $  11.22
====================================================================================================================================
Total return                                                        29.72%       (26.65)%       (0.88)%        2.60%        15.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 19,561      $  5,144      $  7,175      $  6,793      $  7,171
Ratios to average net assets:
        Net expenses                                                 1.15%         1.15%         1.15%         1.15%         1.15%
        Expenses before voluntary expense reimbursement                NA            NA            NA            NA            NA
        Net investment income (loss)                                 0.98%         0.59%         0.43%         0.49%         0.26%
        Income (loss) before voluntary expense reimbursement           NA            NA            NA            NA            NA
Portfolio turnover                                                     97%           68%           50%           55%          101%
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

------------------------------------
60  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund (formerly the Touchstone Bond Fund), Touchstone Eagle Capital Appreciation Fund (formerly the Touchstone Large Cap Growth Fund), Touchstone Emerging Growth Fund, Touchstone Enhanced Dividend 30 Fund (formerly the Touchstone Enhanced 30 Fund), Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, and the Touchstone Value Plus Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Effective July 15, 2003, Class SC shares commenced operations for the Touchstone Money Market Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2003, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Boar d of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  61
                                            ------------------------------------

--------------------------------------------------------------------------------

and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2003, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. As of December 31, 2003, the Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Emerging Growth Fund, Touchstone Enhanced Dividend 30 Fund and the Touchstone High Yield Fund loaned common stocks having a fair value of $487,320, $243,817, $3,935,819, $386,427 and
$702,673 and received cash collateral of $504,300, $254,125, $4,197,780,
$389,899 and $743,030 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral. The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral.

The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the

------------------------------------
62  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------

Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 2003, the following Funds had the following open forward foreign currency and spot contracts:

                                                                                               Unrealized
                                         Contracts To          In Exchange                    Appreciation/
Fund Name               Maturity        Deliver/Receive            For            Value       (Depreciation)
Touchstone
Balanced Fund
Sales                   02/19/04        GBP     117,800         $197,668        $210,059        $(12,391)
--------------------------------------------------------------------------------------------------------------
  GBP - Great Britain Pound

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  63
                                            ------------------------------------

--------------------------------------------------------------------------------

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds fr om the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistica tion, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

------------------------------------
64  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the Advisor), a subsidiary of Western-Southern Life Assurance Company (Western-Southern). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the period ended December 31, 2003, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the Fund:


                                                              Touchstone                     Touchstone
             Touchstone      Touchstone       Touchstone     Eagle Capital    Touchstone      Enhanced
              Balanced       Baron Small      Core Bond      Appreciation      Emerging     Dividend 30
                Fund          Cap Fund          Fund            Fund         Growth Fund        Fund
Rate            0.80%           1.05%           0.55%           0.75%           0.80%           0.65%
---------------------------------------------------------------------------------------------------------
              Touchstone      Touchstone      Touchstone      Touchstone     Touchstone
               Growth &       High Yield     Money Market    Third Avenue    Value Plus
             Income Fund        Fund            Fund          Value Fund        Fund
Rate            0.80%           0.50%           0.19%*          0.80%           0.75%
---------------------------------------------------------------------------------------------------------

* The advisory fee rate changed to 0.18% on an annualized basis effective April 28, 2003.

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. At December 31, 2003, the following sub-advisory agreements are in place:

TOUCHSTONE BALANCED FUND                OpCap Advisors, Inc.

TOUCHSTONE BARON SMALL                  BAMCO, Inc.
CAP FUND

TOUCHSTONE CORE BOND FUND               Fort Washington Investment Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL                Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE EMERGING                     TCW Investment Management Company and
GROWTH FUND                             Westfield Capital Management Company, Inc.

TOUCHSTONE ENHANCED                     Todd Investment Advisors, Inc.
DIVIDEND 30 FUND

TOUCHSTONE GROWTH &                     Deutsche Investment Management
INCOME FUND                             Americas Inc.

TOUCHSTONE HIGH YIELD FUND              Fort Washington Investment Advisors, Inc.

TOUCHSTONE MONEY MARKET FUND            Fort Washington Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE                 Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND              Fort Washington Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund.The Advisor has waived all

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  65
                                            ------------------------------------

--------------------------------------------------------------------------------

fees under the Sponsor Agreement through December 31, 2003 on all Funds except for $6,579, $15,240, $11,996, $28,511, $32,528 and $35,649 for the Touchstone
Baron Small Cap Fund,Touchstone Core Bond Fund,Touchstone Eagle Capital Appreciation Fund, Touchstone Emerging Growth Fund,Touchstone High Yield Fund, and the Touchstone Third Avenue Value Fund, respectively. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. See Note 5 for further information regarding the Sponsor Agreement.

ADMINISTRATION, ACCOUNTING SERVICES AND TRANSFER AGENCY AGREEMENT. Under the terms of the Administration, Accounting Services and Transfer Agency Agreement between the Trust and Integrated Fund Services, Inc., (Integrated), a subsidiary of Western-Southern, supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT. Touchstone Securities, Inc., a subsidiary of Western-Southern, (the Underwriter), is the Trust's principal underwriter and, as such, acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares.The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

PRIOR SERVICE AGREEMENTS. Prior to April 18, 2003, Integrity Life Insurance Company (Integrity) provided fund accounting services and administrative services for the Baron Small Cap Fund, Eagle Capital Appreciation Fund and the Third Avenue Value Fund.The fee for these services provided by Integrity was a unified fee, which included custody fees and expenses for administration and accounting and pricing services. Custody fees presented on the Statements of Operations includes this unified fee until April 18, 2003 and only custody fees thereafter.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

------------------------------------
66  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                             Touchstone Balanced               Touchstone Baron                 Touchstone Core
                                                    Fund                        Small Cap Fund                     Bond Fund
                                           For the      For the        For the     For the    For the      For the       For the
                                             Year         Year       Six Months      Year       Year         Year          Year
                                            Ended        Ended          Ended       Ended      Ended        Ended         Ended
                                         December 31,  December 31,  December 31,  June 30,   June 30,    December 31,  December 31,
                                             2003         2002          2003         2003       2002          2003          2002
Shares issued                              394,482      385,892       371,345      597,276   1,094,751     2,195,225     1,267,796
Shares reinvested                           10,671       40,593          --           --          --         156,858       356,231
Shares redeemed                           (507,045)    (547,127)     (216,628)    (591,765)   (657,896)   (2,271,679)     (882,363)
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding                     (101,892)    (120,642)      154,717        5,511     436,855        80,404       741,664
Shares outstanding, beginning of period  1,901,377    2,022,019       961,773      956,262     519,407     4,098,073     3,356,409
                                       ---------------------------------------------------------------------------------------------
Shares outstanding, end of period        1,799,485    1,901,377     1,116,490      961,773     956,262     4,178,477     4,098,073
                                       ---------------------------------------------------------------------------------------------
                                                 Touchstone Eagle Capital          Touchstone Emerging       Touchstone Enhanced
                                                    Appreciation Fund                  Growth Fund             Dividend 30 Fund
                                           For the      For the      For the     For the       For the       For the       For the
                                         Six Months      Year         Year        Year          Year          Year          Year
                                            Ended        Ended        Ended       Ended         Ended         Ended         Ended
                                         December 31,   June 30,     June 30,  December 31,  December 31,  December 31, December 31,
                                            2003         2003         2002         2003         2002           2003         2002
Shares  issued                             275,138      331,640      341,525      335,784    1,094,869        329,737       108,165
Proceeds from shares issued
   in connection with acquisitions
   (Note 8)                                     --    1,279,171           --           --           --      2,022,825            --
Shares reinvested                            3,153           --      239,965       15,917       86,524         18,245        15,330
Shares redeemed                           (231,958)    (762,045)    (529,308)    (329,297)  (1,293,860)       (78,694)     (247,355)
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding                       46,333      848,766       52,182       22,404     (112,467)     2,292,113      (123,860)
Shares outstanding, beginning of period  2,910,606    2,061,840    2,009,658    1,888,858    2,001,325      1,109,482     1,233,342
                                       ---------------------------------------------------------------------------------------------
Shares outstanding, end of period        2,956,939    2,910,606    2,061,840    1,911,262    1,888,858      3,401,595     1,109,482
                                       ---------------------------------------------------------------------------------------------
                                             Touchstone Growth            Touchstone High
                                               & Income Fund                Yield Fund
                                           For the       For the       For the       For the
                                             Year          Year          Year          Year
                                            Ended         Ended         Ended         Ended
                                         December 31,  December 31,  December 31,  December 31,
                                             2003          2002          2003          2002
Shares issued                              584,887       253,065      6,407,273     3,644,673
Shares reinvested                          135,340       257,012        459,919       326,859
Shares redeemed                           (663,508)     (698,014)    (5,787,830)   (1,820,557)
                                       --------------------------------------------------------
Net increase (decrease) in
   shares outstanding                       56,719      (187,937)     1,079,362     2,150,975
Shares outstanding, beginning of period  3,248,657     3,436,594      4,564,868     2,413,893
                                       --------------------------------------------------------
Shares outstanding, end of period        3,305,376     3,248,657      5,644,230     4,564,868
                                       --------------------------------------------------------
                                                    Touchstone Third                 Touchstone Value
                                                   Avenue Value Fund                    Plus Fund
                                           For the      For the      For the      For the       For the
                                          Six Months      Year         Year         Year          Year
                                            Ended        Ended        Ended        Ended         Ended
                                         December 31,   June 30,     June 30,   December 31,  December 31,
                                             2003         2003         2002         2003         2002
Shares issued                              628,439      696,191     1,677,834      385,826      238,711
Proceeds from shares issued in
        connection with acquisitions
        (Note 8)                                --      574,921          --      1,285,139           --
Shares reinvested                               --       66,393        18,965       14,556        8,751
Shares redeemed                           (249,033)    (889,272)     (785,692)    (347,332)    (253,494)
                                       -------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding                      379,406      448,233       911,107    1,338,189       (6,032)
Shares outstanding, beginning of period  3,447,298    2,999,065     2,087,958      683,566      689,598
                                       -------------------------------------------------------------------
Shares outstanding, end of period        3,826,704    3,447,298     2,999,065    2,021,755      683,566
                                       -------------------------------------------------------------------

                                            ------------------------------------
                                             TOUCHSTONE VARIABLE SERIES TRUST 67
                                            ------------------------------------

--------------------------------------------------------------------------------

5. EXPENSE REIMBURSEMENTS

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of fees waived by the Advisor under the Sponsor Agreement and the amounts reimbursed by the Advisor to each Fund for the period ended December 31, 2003:

                                        Touchstone                      Touchstone      Touchstone    Touchstone
                        Touchstone         Baron        Touchstone    Eagle Capital      Emerging      Enhanced
                         Balanced        Small Cap       Core Bond     Appreciation       Growth      Dividend 30
                           Fund            Fund            Fund           Fund             Fund           Fund
Expense limit               0.90%          1.65%            0.75%           1.05%*          1.15%           0.75%
Sponsor fees
   waived               $ 48,829        $ 7,414         $ 72,968        $ 19,141        $ 30,672        $ 20,180
Amount of
   reimbursement        $ 47,226        $    --         $     --        $     --        $     --        $ 54,173
--------------------------------------------------------------------------------------------------------------------
                        Touchstone                       Touchstone     Touchstone       Touchstone
                          Growth &      Touchstone     Money Market--  Money Market--   Third Avenue    Touchstone
                          Income        High Yield        Class I        Class SC           Value       Value Plus
                           Fund            Fund            Fund            Fund             Fund           Fund
Expense limit               0.85%           0.80%           0.30%**          0.54%           1.05%*          1.15%
Sponsor fees
   waived               $ 57,909        $ 57,304        $ 37,200         $101,972        $ 26,363        $ 27,956
Amount of
   reimbursement        $ 42,236        $     --        $     --         $ 28,931        $     --        $ 16,938
---------------------------------------------------------------------------------------------------------------------

* The expense limitation rate changed for each fund effective April 28, 2003. From November 1, 2002 to April 27, 2003, Touchstone Advisors voluntarily agreed to reimburse each of the Funds for operating expenses that exceeded 1.25% and 1.25% for Harris Bretall Sullivan & Smith Equity Growth Portfolio and Third Avenue Value Portfolio, respectively.
** The expense limit rate changed to 0.28% on an annualized basis effective April 28, 2003.

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the period ended December 31, 2003 were as follows:

                                      Touchstone                    Touchstone     Touchstone
                       Touchstone        Baron       Touchstone    Eagle Capital    Emerging
                        Balanced       Small Cap     Core Bond     Appreciation      Growth
                          Fund           Fund           Fund           Fund           Fund
Cost of Purchases     $ 17,407,906   $  4,291,820   $121,145,467   $ 36,278,872   $ 24,597,434
Proceeds from Sales   $ 18,976,415   $  2,140,853   $118,619,898   $ 36,144,303   $ 24,085,654
------------------------------------------------------------------------------------------------
                       Touchstone     Touchstone                 Touchstone
                        Enhanced       Growth &   Touchstone    Third Avenue  Touchstone
                       Dividend 30     Income     High Yield       Value      Value Plus
                          Fund          Fund         Fund          Fund          Fund
Cost of Purchases     $32,929,736   $15,058,411   $49,291,945   $ 9,636,112   $25,740,236
Proceeds from Sales   $14,269,057   $14,700,258   $42,195,503   $ 6,175,241   $13,115,140

------------------------------------
68  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the periods ended December 31, 2003 and 2002 was as follows:

                                                                                                                Eagle Capital
                                         Balanced            Baron Small Cap               Core Bond             Appreciation
                                          Fund                     Fund                      Fund                    Fund
------------------------------------------------------------------------------------------------------------------------------------
                                   2003         2002        2003          2002         2003         2002         2003        2002
From ordinary income           $  160,175   $  501,916   $      --    $      --     $1,598,387   $3,644,239   $     --     $     --
From long-term capital gains           --        2,312          --           --             --           --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
                               $  160,175   $  504,228   $      --    $      --     $1,598,387   $3,644,239   $     --     $     --
====================================================================================================================================
                                        Emerging                 Enhanced                  Growth &                  High
                                         Growth                 Dividend 30                 Income                  Yield
                                          Fund                     Fund                      Fund                    Fund
------------------------------------------------------------------------------------------------------------------------------------
                                   2003         2002        2003          2002        2003         2002         2003          2002
From ordinary income           $       --   $  596,674  $  158,572   $  104,398    $1,116,084   $1,021,323  $3,734,538   $2,330,508
From long-term capital gains      305,459      581,787          --           --       197,429    1,022,242          --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $  305,459   $1,178,461     158,572   $  104,398    $1,313,513   $2,043,565  $3,734,538   $2,330,508
====================================================================================================================================
                                          Money                 Third Avenue                 Value
                                         Market                    Value                     Plus
                                          Fund                     Fund                      Fund
--------------------------------------------------------------------------------------------------------------
                                   2003         2002        2003        2002            2003         2002
From ordinary income           $  584,668   $  169,881  $   53,215   $      --      $  136,703   $   64,080
From long-term capital gains           --           --          --          --              --        1,861
--------------------------------------------------------------------------------------------------------------
                               $  584,668   $  169,881  $   53,215   $      --      $  136,703   $   65,941
==============================================================================================================

The following information is computed on a tax basis for each item as of December 31, 2003:

                                                            Core    Eagle Capital     Emerging
                                Balanced  Baron Small Cap   Bond     Appreciation      Growth
                                  Fund          Fund        Fund          Fund          Fund
Cost of portfolio
  investments                 $22,689,758   $11,440,134 $43,831,899  $30,281,350    $27,072,235
==================================================================================================
Gross unrealized
 appreciation                   3,712,651     4,648,324     605,644    2,926,261      9,199,645
Gross unrealized
 depreciation                     (14,174)     (224,735)   (115,432)    (295,579)      (492,695)
--------------------------------------------------------------------------------------------------
Net unrealized
 appreciation                   3,698,477     4,423,589     490,212    2,630,682      8,706,950
Capital  loss carryforward       (971,810)   (1,289,317)   (229,060) (12,281,567)            --
Post-October losses               (11,595)           --      (1,427)          --             --
Undistributed
 ordinary income                   87,954            --           2       30,233        764,305
Undistributed long-term gains          --            --          --           --      1,342,515
--------------------------------------------------------------------------------------------------
Accumulated earnings          $ 2,803,026   $ 3,134,272 $   259,727  $(9,620,652)   $10,813,770
==================================================================================================

                                            ------------------------------------
                                             TOUCHSTONE VARIABLE SERIES TRUST 69
                                            ------------------------------------

--------------------------------------------------------------------------------

                                 Enhanced     Growth &                      Money      Third Avenue
                               Dividend 30     Income      High Yield       Market         Value       Value Plus
                                   Fund         Fund          Fund           Fund          Fund           Fund
Cost of portfolio
   investments                $28,404,379   $28,048,034   $42,131,916    $103,629,555   $49,126,611    $16,467,417
===================================================================================================================
Gross unrealized
   appreciation                 1,769,541     4,544,926     3,252,590              --    13,980,833      3,057,159
Gross unrealized
   depreciation                  (863,533)   (1,037,941)     (419,304)             --    (1,902,048)      (507,499)
-------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation                   906,008     3,506,985     2,833,286              --    12,078,785      2,549,660
Capital loss
   carryforward                (1,458,151)     (411,205)   (3,328,784)       (442,671)   (6,164,117)    (7,966,530)
Post-October
   losses                        (109,517)           --            --              --      (156,355)       (43,561)
Undistributed
   ordinary income                      3            --            22              --            --              2
-------------------------------------------------------------------------------------------------------------------
Accumulated earnings
   (deficit)                  $  (661,657)  $ 3,095,780   $  (495,476)   $   (442,671)  $ 5,758,313    $(5,460,429)
===================================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

The capital loss carryforwards as of December 31, 2003 in the table above expire as follows:

                                           Amount            Expiration Date
Balanced Fund                           $   971,810         December 31, 2010
Baron Small Cap Fund*                   $    88,373         December 31, 2006
                                             40,171         December 31, 2007
                                             39,274         December 31, 2009
                                            728,991         December 31, 2010
                                            392,508         December 31, 2011
Core Bond Fund                          $   229,038         December 31, 2008
                                                 22         December 31, 2011
Eagle Capital Appreciation Fund*        $   102,386         December 31, 2008
                                          2,765,060         December 31, 2009
                                          9,414,121         December 31, 2010
Enhanced Dividend 30 Fund               $   210,997         December 31, 2007
                                            117,855         December 31, 2008
                                            220,188         December 31, 2009
                                            448,962         December 31, 2010
                                            460,149         December 31, 2011
Growth & Income  Fund                   $   411,205         December 31, 2011
High Yield Fund                         $   357,539         December 31, 2007
                                          1,305,003         December 31, 2008
                                              6,124         December 31, 2009
                                            283,470         December 31, 2010
                                          1,376,648         December 31, 2011
Money Market Fund*                      $    35,009         December 31, 2006
                                             58,431         December 31, 2007
                                            104,616         December 31, 2008
                                            244,587         December 31, 2009
                                                 28         December 31, 2010
                                            459,372         December 31, 2011
Third Avenue Value Fund*                $   610,865         December 31, 2009
                                          3,361,574         December 31, 2010
                                          2,191,678         December 31, 2011
Value Plus Fund*                        $   740,152         December 31, 2009
                                          3,973,380         December 31, 2010
                                          3,252,998         December 31, 2011

------------------------------------
70  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of these capital losses may be limited under tax regulations.

From November 1, 2003 to December 31, 2003, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2004:

                                         Amount
Balanced  Fund                         $ 11,595
Core Bond Fund                            1,427
Enhanced Dividend 30 Fund               109,517
Third Avenue Value Fund                 156,355
Value Plus Fund                          43,561

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

8. ACQUISITIONS

TOUCHSTONE BARON SMALL CAP FUND

On April 18, 2003, a Special Meeting of Shareholders of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Baron Small Cap Portfolio by Touchstone Baron Small Cap Fund, a new series of Touchstone Variable Series Trust, (the Trust), in exchange for shares of Touchstone Baron Small Cap Fund.

The merger was completed as of April 28, 2003. Upon completion of the merger, Baron Small Cap Portfolio became the accounting survivor, while the Touchstone Baron Small Cap Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and accumulated net realized losses immediately before and after the reorganization:

                             Before Reorganization         After Reorganization
--------------------------------------------------------------------------------
                           Baron           Touchstone            Touchstone
                         Small Cap         Baron Small          Baron Small
                         Portfolio          Cap Fund             Cap Fund

Shares                      944,565            --                   944,565
--------------------------------------------------------------------------------
Net Assets              $10,321,670            --              $ 10,321,670
--------------------------------------------------------------------------------
Net Asset Value              $10.93            --                    $10.93
--------------------------------------------------------------------------------
Unrealized Appreciation    $840,837            --                  $840,837
--------------------------------------------------------------------------------
Accumulated Net
 Realized Losses        $(1,270,696)           --               $(1,270,696)
--------------------------------------------------------------------------------

                                            ------------------------------------
                                             TOUCHSTONE VARIABLE SERIES TRUST 71
                                            ------------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
(FORMERLY THE TOUCHSTONE LARGE CAP GROWTH FUND)

On April 18, 2003, a Special Meeting of Shareholders of the Harris Bretall Sullivan & Smith Equity Growth Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Harris Bretall Sullivan & Smith Equity Growth Portfolio by Touchstone Large Cap Growth Fund, a series of the Trust, in exchange for shares of Touchstone Large Cap Growth Fund.

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Growth/Value Fund, a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Growth/Value Fund by Touchstone Large Cap Growth Fund, in exchange for shares of Touchstone Large Cap Growth Fund.

The Plan of Reorganization was approved as follows:

                                            Number of Shares
--------------------------------------------------------------------------------
                                  For           Against       Abstain
--------------------------------------------------------------------------------
Touchstone Growth/Value         339,012         3,368           2,653
--------------------------------------------------------------------------------

The two mergers were completed as of April 28, 2003. Upon completion of the mergers, Harris Bretall Sullivan & Smith Equity Growth Portfolio became the accounting survivor, while the Touchstone Large Cap Growth Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized losses immediately before and after the reorganization:


                                                   Before Reorganization           After Reorganization
-------------------------------------------------------------------------------------------------------
                                         Harris  Bretall
                                        Sullivan & Smith    Touchstone      Touchstone     Touchstone
                                          Equity Growth    Growth/Value     Large Cap       Large Cap
                                            Portfolio          Fund        Growth Fund     Growth Fund
Shares                                      1,637,635          710,305      1,209,810       2,916,806
-------------------------------------------------------------------------------------------------------
Net Assets                               $ 14,923,975      $ 4,203,845    $ 7,449,402    $ 26,577,222
-------------------------------------------------------------------------------------------------------
Net Asset Value                          $       9.11      $      5.92    $      6.16    $       9.11
-------------------------------------------------------------------------------------------------------
Unrealized Appreciation
 (Depreciation)                          $    864,013      $(1,255,113)   $  (444,774)   $   (835,874)
-------------------------------------------------------------------------------------------------------
Accumulated Net
 Realized Losses                         $(10,945,794)     $(1,467,838)    $(3,297,891)   $(15,711,523)
-------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Standby Income Fund (Touchstone Standby Income), a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Standby Income by Touchstone Money Market Fund - Class I (Touchstone Money Market - Class I), a series of the Trust, in exchange for shares of Touchstone Money Market - Class I.

The Agreement and Plan of Reorganization was approved as follows:

                                            Number of Shares
-----------------------------------------------------------------------
                                   For         Against         Abstain
Touchstone Standby Income       1,310,351       48,779          99,074
-----------------------------------------------------------------------

------------------------------------
72  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Money Market - Class I became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and accumulated net realized losses immediately before and after the reorganization:

                                   Before Reorganization    After Reorganization
--------------------------------------------------------------------------------
                                 Touchstone     Touchstone       Touchstone
                               Standby Income  Money Market     Money Market

Shares                            1,437,304      8,172,267       22,315,199
--------------------------------------------------------------------------------
Net Assets                      $14,146,146     $8,172,261      $23,318,407
--------------------------------------------------------------------------------
Net Asset Value                 $      9.84     $     1.00      $      1.00
--------------------------------------------------------------------------------
Accumulated Net Realized
        Losses                  $  (465,945)    $      (28)     $  (465,973)
--------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

On April 18, 2003, a Special Meeting of Shareholders of the Third Avenue Value Portfolio, a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Third Avenue Value Portfolio by Touchstone Small Cap Value Fund, a series of the Trust, in exchange for shares of Touchstone Small Cap Value Fund.

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Small Cap Value Fund was held to approve or disapprove a change to the investment restriction of Touchstone Small Cap Value Fund concerning changing from a "diversified" fund to a "non-diversified" fund.

The investment  restriction  proposal was approved as follows:

                                            Number of Shares
-----------------------------------------------------------------------
                                   For         Against         Abstain
Touchstone Small Cap Value      1,499,146      15,469          24,765
-----------------------------------------------------------------------

The merger was completed as of April 28, 2003. Upon completion of the merger, Third Avenue Value Portfolio became the accounting survivor, while the Touchstone Small Cap Value Fund remained as the legal and tax survivor. The Touchstone Small Cap Value Fund was subsequently renamed Touchstone Third Avenue Value Fund.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized losses immediately before and after the reorganization:

                                            Before Reorganization     After Reorganization
------------------------------------------------------------------------------------------
                                        Third Avenue     Touchstone        Touchstone
                                            Value         Small Cap       Third Avenue
                                          Portfolio      Value Fund        Value Fund
Shares                                    2,808,933       1,493,028         3,383,854
------------------------------------------------------------------------------------------
Net Assets                              $36,888,158     $ 7,548,716       $44,436,874
------------------------------------------------------------------------------------------
Net Asset Value                              $13.13           $5.06            $13.13
------------------------------------------------------------------------------------------
Unrealized Depreciation                 $(7,060,433)    $(1,344,323)      $(8,404,756)
------------------------------------------------------------------------------------------
Accumulated Net
        Realized Losses                 $(1,035,869)    $(4,468,643)      $(5,504,512)
------------------------------------------------------------------------------------------

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  73
                                            ------------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

On April 18, 2003, a Special Meeting of Shareholders of the Gabelli Large Cap Value Portfolio (Legends Large Cap Value), a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Legends Large Cap Value by Touchstone Value Plus Fund (Touchstone Value Plus), a series of the Trust, in exchange for shares of Touchstone Value Plus.

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Value Plus became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized losses immediately before and after the reorganization:

                                  Before Reorganization    After Reorganization
--------------------------------------------------------------------------------
                                  Legends      Touchstone       Touchstone
                              Large Cap Value  Value Plus       Value Plus

Shares                           1,888,282       745,672         2,030,811
--------------------------------------------------------------------------------
Net Assets                       9,856,975     5,717,563        15,574,538
--------------------------------------------------------------------------------
Net Asset Value                       5.22          7.67              7.67
--------------------------------------------------------------------------------
Unrealized Depreciation         (2,163,731)     (588,947)       (2,752,678)
--------------------------------------------------------------------------------
Accumulated Net
        Realized Losses         (5,583,132)   (1,190,639)       (6,773,771)
--------------------------------------------------------------------------------

Each of the mergers discussed above qualified as a tax-free exchange for federal income tax purposes.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

A Special Meeting of Shareholders of the Touchstone Enhanced Dividend 30 Fund was held on November 14, 2003 to approve or disapprove a proposal to change the investment restriction of the Touchstone Enhanced Dividend 30 Fund to allow the Fund to change from a diversified to a non-diversified Fund. The proposal was approved as follows:

                             Number of Shares
                    ---------------------------------
                   For          Against         Abstain
                ---------       -------         -------
                1,104,118       11,683          57,855

On December 12, 2003, the Touchstone Enhanced Dividend 30 Fund acquired the assets and liabilities of the Separate Account 10.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the acquisition:

                                                                            Before                                         After
                                                                         Acquisition                                    Acquisition
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Touchstone      Touchstone
                                            Separate        Separate      Separate        Separate       Enhanced        Enhanced
                                           Account 10      Account 10    Account 10      Account 10      Dividend        Dividend
                                             March            June        September       December        30 Fund        30 Fund
Shares                                       339,632         335,241        422,574         471,040       1,381,366       3,404,191
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                              $  3,933,685    $  3,604,044   $  4,871,335    $  4,946,778    $ 11,847,561    $ 29,203,403
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value                         $      11.58    $      10.75   $      11.53    $      10.50    $       8.58    $       8.58
------------------------------------------------------------------------------------------------------------------------------------
Unrealized Appreciation
  (Depreciation)                        $    163,213    $   (223,513)  $    415,366    $    (15,817)   $   (361,162)   $   (361,162)
------------------------------------------------------------------------------------------------------------------------------------
Accumulated Net
  Realized Gains (Losses)               $     12,758    $   (485,275)  $   (116,342)   $   (407,410)   $ (1,375,945)   $ (1,375,945)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------
74  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

9. DIVIDEND RECEIVED DEDUCTION (UNAUDITED)

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2003 qualifiy for the corporate dividends received deduction:

                Balanced Fund                    92%
                Enhanced Dividend 30 Fund       100%
                Growth & Income Fund            100%
                Value Plus Fund                 100%

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  75
                                            ------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
TOUCHSTONE VARIABLE SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Touchstone Variable Series Trust (comprised of the Balanced Fund, Baron Small Cap Fund, Core Bond Fund (formerly Bond Fund), Eagle Capital Appreciation Fund (formerly Large Cap Growth Fund), Emerging Growth Fund, Enhanced Dividend 30 Fund (formerly Enhanced 30 Fund), Growth & Income Fund, High Yield Fund, Third Avenue Value Fund, Money Market Fund, and Value Plus Fund) (the "Funds") as of December 31, 2003, and for the Balanced Fund, Core Bond Fund, Emerging Growth Fund, Enhanced Dividend 30 Fund, Growth & Income Fund, High Yield Fund, and Value Plus Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period or year ended December 31, 1999; for the Baron Small Cap Fund, Eagle Capital Appreciation Fun d and Third Avenue Value Fund, the related statements of operations for the six months then ended and for the year ended June 30, 2003, and the statements of changes in net assets for the six months then ended and for each of the two years in the period ended June 30, 2003 and the financial highlights for the six months ended December 31, 2003 and for each of the five years in the period ended June 30, 2003; and for the Money Market Fund, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the year or period then ended, the year ended December 31, 2002 and the period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2003, the results of their operations, their changes in net assets and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
February 18, 2004

------------------------------------
76  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

MANAGEMENT OF THE TRUST (Unaudited)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

INTERESTED TRUSTEES: (1)

    Name,                    Position(s) Term of Office(2)                                  Number of Funds
   Address                    Held with     and Length          Principal Occupation(s)     Overseen in the     Other Directorships
   and Age                     Trust(4)   of Time Served        During Past Five Years     Touchstone Funds(3)     Held by Trustee
====================================================================================================================================
Jill T. McGruder                Trustee  Until retirement at    President and a director of     29              Director of LaRosa's
Touchstone Advisors, Inc.                age 75 or              IFS Financial Services,                         (a restaurant
221 East Fourth Street                   until she              Inc. (a holding company),                       chain).
Cincinnati, OH                           resigns or is          Touchstone Advisors, Inc.
Age: 47                                  removed                (the Trust's investment
                                                                advisor) and Touchstone
                                         Trustee since 1999     Securities, Inc. (the Trust's
                                                                distributor). She is Senior
                                                                Vice President of The Western
                                                                and Southern Life Insurance
                                                                Company and a director of
                                                                Capital Analysts Incorporated
                                                                (a registered investment
                                                                advisor and broker-dealer),
                                                                Integrated Fund Services,
                                                                Inc. (the Trust's
                                                                administrator and transfer
                                                                agent) and IFS Fund
                                                                Distributors, Inc. (a
                                                                registered broker-dealer).
                                                                She is also President and a
                                                                director of IFS Agency
                                                                Services, Inc. (an insurance
                                                                agency), IFS Insurance
                                                                Agency, Inc. and Fort
                                                                Washington Brokerage
                                                                Services, Inc. (a registered
                                                                broker-dealer). She was
                                                                President of Touchstone
                                                                Tax-Free Trust,Touchstone
                                                                Investment Trust,Touchstone
                                                                Variable Series Trust and
                                                                Touchstone Strategic Trust
                                                                until 2002.

John F. Barrett                 Trustee  Until retirement at    Chairman of the Board,                29        Director of The
The Western and Southern                 age 75 or until he     President and Chief                             Andersons Inc. (an
Life Insurance Company                   resigns or is          Executive Officer of The                        agribusiness and
400 Broadway                             removed                Western and Southern Life                       retailing company),
Cincinnati, OH                                                  Insurance Company and                           Convergys
Age: 54                                                         Western- Southern Life                          Corporation (a
                                                                Assurance Company; Director                     provider of
                                                                and Vice Chairman of Columbus                   integrated billing
                                                                Life Insurance Company; Director                solutions, customer
                                         Trustee since 2002     of Eagle Realty Group, Inc.,                    care services and
                                                                and Chairman of Fort                            employee care
                                                                Washington Investment                           services) and Fifth
                                                                Advisors, Inc.                                  Third Bancorp.

John R. Lindholm                Trustee  Until retirement at    President and CEO of                  11        Director of National
Integrity Life                           age 75 or until he     Integrity Life Insurance                        Integrity Life
Insurance Company 515 West               resigns or is          Company and National Integrity                  Insurance Company
Market Street, 8th Floor                 removed                Life Insurance Company. He was                  and Integrity Life
Trustee                                                         the President of the Retail                     Insurance Company.
Louisville, KY                                                  Business Division of Arm
Age: 55                                                         Financial Group from
                                         Trustee since 2003     1996 until 2000.

INDEPENDENT TRUSTEES:

J. Leland Brewster II           Trustee  Until retirement in    Retired Senior Partner of             29        Director of
5155 Ivyfarm Road                        2005 or until he       Frost Brown Todd                                Consolidated Health
Cincinnati, OH                           resigns or is          LLC (a law firm).                               Services, Inc.
Age: 75                                  removed

                                         Trustee
                                         Since 2000

William O. Coleman              Trustee  Until retirement at    Retired Vice President of The         29        Director of LCA-
c/o Touchstone Advisors, Inc.            age 75 or until he     Procter & Gamble Company.                       Vision (a laser
221 East Fourth Street                   resigns or is          A Trustee of The Procter & Gamble               vision correction
Cincinnati, OH                           removed                Profit Sharing Plan and the                     company). Director
Age: 73                                                         Procter & Gamble Employee Stock                 of Millenium
                                                                Ownership Plan.                                 Bancorp.

                                         Trustee since 1999

Phillip R. Cox                  Trustee  Until retirement at    President and Chief Executive         29        Director of the
105 East Fourth Street                   age 75 or until he     Officer of Cox Financial                        Federal Reserve
Cincinnati, OH                           resigns or is          Corp. (a financial services                     Bank of Cleveland;
Age: 56                                  removed                company).                                       Broadwing, Inc. (a
                                                                                                                communications
                                         Trustee since 1994                                                     company); and
                                                                                                                Cinergy
                                                                                                                Corporation (a
                                                                                                                utility company).

H. Jerome Lerner                Trustee  Until retirement at    Principal of HJL Enterprises          29        Director of American
4700 Smith Road                          age 75 or until he     (a privately held investment                    National Rubber Co.,
Cincinnati, OH                           resigns or is          company); Chairman of Crane                     Peerless Machinery
Age: 65                                  removed                Electronics, Inc. (a                            Co., Art
                                                                manufacturer of electronic                      Technologies,
                                         Trustee since 2000     connectors).                                    Inc. and Loveland
                                                                                                                Pet Food, Inc.

                                            ------------------------------------
                                            TOUCHSTONE VARIABLE SERIES TRUST  77
                                            ------------------------------------

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED):

    Name,                   Position(s)  Term of Office(2)                                    Number of Funds
   Address                   Held with      and Length          Principal Occupation(s)       Overseen in the    Other Directorships
   and Age                    Trust       of Time Served        During Past Five Years       Touchstone Funds(3)   Held by Trustee
====================================================================================================================================
Oscar P. Robertson              Trustee  Until retirement at    President of Orchem, Inc. (a          29        None
621 Tusculum Avenue                      age 75 or until he     chemical  specialties  distributor),
Cincinnati, OH                           resigns or is          Orpack Stone Corporation (a
Age: 65                                  removed                corrugated box manufacturer) and
                                                                ORDMS (a solution  planning firm).
                                         Trustee since 2000

Robert E. Stautberg             Trustee  Until retirement at    Retired Partner of KPMG LLP           29        Trustee of Good
4815 Drake Road                          age 75 or until he     (a certified public                             Samaritan Hospital,
Cincinnati, OH                           resigns or is          accounting firm). He is Vice                    Bethesda Hospital
Age: 69                                  removed                President of St. Xavier High                    and Tri-Health,
                                                                School.                                         Inc.
                                         Trustee since 1994

John P. Zanotti                 Trustee  Until retirement at    CEO and Chairman of Avaton,           29        Director of
5400 Waring Drive                        age 75 or until he     Inc. (a wireless                                Avaton, Inc.
Cincinnati, OH                           resigns or is          entertainment company).
Age: 55                                  removed                President of
                                                                Cincinnati Biomedical. CEO
                                         Trustee since 2002     and Chairman of
                                                                Astrum Digital Information
                                                                (an information monitoring
                                                                company) from 2000 until
                                                                2001; President of Great American
                                                                Life Insurance
                                                                Company from 1999 until
                                                                2000;A Director of Chiquita
                                                                Brands International, Inc.
                                                                until 2000; Senior Executive
                                                                of American Financial Group,
                                                                Inc. (a financial services
                                                                company) from 1996 until 1999.

(1) Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and CEO of Integrity LIfe Insurance Company and National Integrity Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.
(3) The Touchstone Family of Funds consists of eleven series of the Trust, six series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and six series of Touchstone Tax-Free Trust.
(4) Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

------------------------------------
78  TOUCHSTONE VARIABLE SERIES TRUST
------------------------------------

PRINCIPAL OFFICERS:
--------------------------------------------------------------------------------

    Name,                    Position(s)  Term of Office(1)                                 Number of Funds
   Address                    Held with      and Length          Principal Occupation(s)    Overseen in the    Other Directorships
   and Age                     Trust       of Time Served        During Past Five Years    Touchstone Funds(2)   Held by Trustee
==================================================================================================================================
Patrick T. Bannigan             President  Until he sooner      Senior Vice President of              29        None
Touchstone Advisors, Inc.                  dies, resigns, is    Touchstone Advisors, Inc.
Cincinnati, OH                             removed or           and Touchstone Securities,
221 East Fourth Street                     becomes              Inc.; Senior Vice President
Age: 37                                    disqualified         of Evergreen Investment Services
                                                                until March 2002.
                                           President since
                                           2002

Michael S. Spangler             Vice       Until he sooner      Vice President of Touchstone          29        None
Touchstone Advisors, Inc.       President  dies, resigns, is    Advisors, Inc. and Touchstone
221 East Fourth Street                     removed or           Securities, Inc.;Vice President of
Cincinnati, OH                             becomes              Evergreen Investment Services until
Age: 36                                    disqualified         July 2002.

                                           Vice President
                                           since 2002

Brian E. Hirsch                 Vice       Until he sooner      Director of Compliance of             29        None
Touchstone Advisors, Inc.       President  dies, resigns, is    Fort Washington Brokerage
221 East Fourth Street                     removed or           Services, Inc. Chief Compliance
Cincinnati, OH                             becomes              Officer of Puglisi & Co. from
Age: 46                                    disqualified         May 2001 until August 2002;
                                                                Vice President - Compliance of
                                           Vice President       Palisade Capital Management from
                                           since 2003           June 1997 until January 2000.

Terrie A.Wiedenheft             Controller Until she sooner     Senior Vice President, Chief          29        None
Touchstone Advisors, Inc.                  dies, resigns, is    Financial Officer and Treasurer
221 East Fourth Street                     removed or           of Integrated Fund Services, Inc.,
Cincinnati, OH                             becomes              IFS Fund Distributors, Inc. and
Age: 40                                    disqualified         Fort Washington Brokerage Services,
                                                                Inc. She is Chief Financial Officer
                                           Controller since     of IFS Financial Services, Inc.,
                                           2000                 Touchstone Advisors, Inc. and
                                                                Touchstone Securities, Inc. and
                                                                Assistant Treasurer of Fort
                                                                Washington Investment Advisors, Inc.

Tina H. Bloom                   Secretary  Until she sooner     Vice President - Managing             29        None
Integrated Fund Services, Inc.             dies, resigns, is    Attorney of Integrated Fund
221 East Fourth Street                     removed or           Services, Inc. and IFS Fund
Cincinnati, OH                             becomes              Distributors, Inc.
Age: 35                                    disqualified

                                           Secretary since
                                           1999

(1) Each officer also holds the same office with Touchstone Investment Trust,Touchstone Tax-Free Trust and Touchstone Strategic Trust.
(2) The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                                 12-31-2003           12-31-2002
                                 ----------           ----------
Audit Fees                       $ 95,700             $  56,700
Audit-Related Fees                      0                     0
Tax Fees                           53,100                46,300
All Other Fees                          0                     0

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)  Code of Ethics for Senior Financial Officers is filed herewith.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)     Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust
            --------------------------------------------------------------------
By (Signature and Title)


/s/ Michael S. Spangler
--------------------------------------------------------------------------------
Michael S. Spangler
President

Date:  March 8, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Michael S. Spangler
--------------------------------------------------------------------------------
Michael S. Spangler
President

Date:  March 8, 2004


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 8, 2004